UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01027

Name of Registrant: Vanguard World Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: February 28

Date of reporting period: May 31, 2014

Item 1: Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (96.8%)[1]
Consumer Discretionary (21.7%)
* Priceline Group Inc.	122,505	156,639
* Liberty Interactive Corp. Class A	2,968,816	86,482
Home Depot Inc.	1,032,065	82,803
L Brands Inc.	1,105,525	63,446
NIKE Inc. Class B	717,900	55,214
Harley-Davidson Inc.	724,114	51,586
Twenty-First Century Fox Inc. Class A	1,245,825	44,115
DR Horton Inc.	1,558,760	36,911
* AutoZone Inc.	68,325	36,383
Lennar Corp. Class A	888,360	36,334
* Netflix Inc.	79,732	33,314
* TripAdvisor Inc.	339,727	33,011
Lowe's Cos. Inc.	700,825	32,995
Wynn Resorts Ltd.	142,315	30,593
Starwood Hotels & Resorts Worldwide Inc.	376,400	30,056
* Amazon.com Inc.	93,502	29,224
Comcast Corp. Class A	557,040	29,077
* Sally Beauty Holdings Inc.	1,089,645	27,917
Dunkin' Brands Group Inc.	610,395	27,321
Walt Disney Co.	295,490	24,824
* O'Reilly Automotive Inc.	166,901	24,693
* Michael Kors Holdings Ltd.	260,777	24,612
Wyndham Worldwide Corp.	288,555	21,333
Ross Stores Inc.	311,015	21,289
Harman International Industries Inc.	188,050	19,751
Yum! Brands Inc.	243,620	18,834
* Lululemon Athletica Inc.	420,725	18,777
PVH Corp.	132,370	17,424
Ralph Lauren Corp. Class A	105,495	16,191
BorgWarner Inc.	246,400	15,496
* Dollar General Corp.	271,100	14,580
* DIRECTV	175,375	14,458
* Sirius XM Holdings Inc.	4,170,465	13,679
Las Vegas Sands Corp.	128,845	9,859
TJX Cos. Inc.	173,083	9,424
* Panera Bread Co. Class A	48,040	7,379
Inditex SA ADR	245,392	7,148
Tesla Motors Inc.	24,443	5,079
CarMax Inc.	91,169	4,040
ASOS plc ADR	51,247	3,901
Burberry Group plc	149,294	3,839
Starbucks Corp.	44,371	3,250
^ Coupons.com Inc.	3,928	101
		1,243,382
Consumer Staples (7.0%)
Walgreen Co.	1,470,787	105,764
Keurig Green Mountain Inc.	469,901	52,995
Mondelez International Inc. Class A	912,520	34,329

CVS Caremark Corp.	408,690	32,009
Mead Johnson Nutrition Co.	305,020	27,290
Anheuser-Busch InBev NV ADR	236,800	26,029
* Monster Beverage Corp.	351,286	24,372
Colgate-Palmolive Co.	347,662	23,780
Whole Foods Market Inc.	474,520	18,146
Diageo plc ADR	129,975	16,740
Brown-Forman Corp. Class B	172,455	15,981
Estee Lauder Cos. Inc. Class A	136,500	10,459
Kraft Foods Group Inc.	136,697	8,128
Costco Wholesale Corp.	62,960	7,305
		403,327
Energy (4.4%)
EOG Resources Inc.	1,090,168	115,340
Williams Cos. Inc.	895,825	42,068
Schlumberger Ltd.	277,405	28,861
* Continental Resources Inc.	144,750	20,317
Noble Energy Inc.	205,700	14,825
Apache Corp.	136,754	12,748
* Cobalt International Energy Inc.	662,380	12,248
Ultra Petroleum Corp.	91,491	2,472
		248,879
Financials (8.9%)
Crown Castle International Corp.	1,281,561	98,334
Progressive Corp.	2,363,985	59,171
IntercontinentalExchange Group Inc.	293,200	57,584
CME Group Inc.	553,275	39,836
BlackRock Inc.	98,780	30,118
American Express Co.	295,655	27,052
TD Ameritrade Holding Corp.	701,875	21,295
First Republic Bank	381,993	19,428
JPMorgan Chase & Co.	344,300	19,133
* Affiliated Managers Group Inc.	100,800	19,011
* Markel Corp.	28,548	18,277
American Tower Corporation	203,505	18,240
Citigroup Inc.	333,300	15,855
US Bancorp	340,365	14,360
Berkshire Hathaway Inc. Class B	106,874	13,716
M&T Bank Corp.	98,824	11,994
Fairfax Financial Holdings Ltd.	24,720	11,133
Morgan Stanley	240,932	7,435
Goldman Sachs Group Inc.	32,725	5,230
		507,202
Health Care (14.1%)
* Celgene Corp.	838,223	128,273
Allergan Inc.	685,947	114,869
* Gilead Sciences Inc.	1,331,927	108,166
Novo Nordisk A/S ADR	1,487,733	62,901
Bristol-Myers Squibb Co.	1,122,075	55,812
* Biogen Idec Inc.	172,240	55,008
Perrigo Co. plc	268,450	37,100
* Actavis plc	146,350	30,959
Merck & Co. Inc.	467,160	27,030
* IDEXX Laboratories Inc.	193,069	24,806
Johnson & Johnson	240,356	24,387
* Regeneron Pharmaceuticals Inc.	77,655	23,837

Covidien plc	253,100	18,504
WellPoint Inc.	158,624	17,188
* Vertex Pharmaceuticals Inc.	218,716	15,804
* IMS Health Holdings Inc.	461,905	11,187
Alexion Pharmaceuticals Inc.	50,654	8,425
Pfizer Inc.	263,374	7,804
Shire plc ADR	34,760	6,027
BioMarin Pharmaceutical Inc.	98,509	5,710
McKesson Corp.	28,640	5,431
Illumina Inc.	27,819	4,402
Intercept Pharmaceuticals Inc.	15,912	3,765
Valeant Pharmaceuticals International Inc.	25,492	3,345
Genomic Health Inc.	106,620	2,771
Express Scripts Holding Co.	34,193	2,444
Seattle Genetics Inc.	43,030	1,436
^ Castlight Health Inc. Class B	4,424	67
		807,458
Industrials (6.5%)
Equifax Inc.	606,840	42,958
Precision Castparts Corp.	124,250	31,433
Union Pacific Corp.	155,600	31,007
Nielsen NV	556,100	26,837
AMETEK Inc.	491,800	26,105
* IHS Inc. Class A	194,641	24,507
Safran SA ADR	1,363,260	22,821
United Parcel Service Inc. Class B	191,695	19,913
* Hertz Global Holdings Inc.	648,725	19,150
Kansas City Southern	177,555	19,091
TransDigm Group Inc.	100,974	19,055
United Technologies Corp.	154,900	18,003
* Stericycle Inc.	140,100	16,023
Watsco Inc.	150,600	15,155
Danaher Corp.	175,928	13,798
JB Hunt Transport Services Inc.	175,765	13,650
Canadian Pacific Railway Ltd.	51,809	8,679
Rockwell Automation Inc.	31,189	3,776
		371,961
Information Technology (30.7%)
MasterCard Inc. Class A	2,448,427	187,182
Visa Inc. Class A	674,415	144,885
* Google Inc.	249,381	139,898
QUALCOMM Inc.	1,634,035	131,458
* Google Inc. Class A	218,271	124,775
* Adobe Systems Inc.	1,824,800	117,773
Microsoft Corp.	2,550,150	104,403
Intuit Inc.	1,155,820	91,645
* eBay Inc.	1,514,534	76,832
Apple Inc.	115,358	73,022
* Equinix Inc.	326,175	64,827
* Facebook Inc. Class A	1,020,026	64,568
* Cognizant Technology Solutions Corp. Class A	1,205,580	58,603
Oracle Corp.	1,052,519	44,227
* Alliance Data Systems Corp.	133,575	34,202
* Salesforce.com Inc.	639,675	33,666
* Teradata Corp.	768,250	32,259
* FleetCor Technologies Inc.	229,094	28,960

* Red Hat Inc.	446,734	22,390
* Yelp Inc. Class A	321,600	21,274
* VeriFone Systems Inc.	608,808	19,975
Texas Instruments Inc.	331,200	15,560
* Gartner Inc.	211,900	15,064
* ServiceNow Inc.	260,105	13,606
* Juniper Networks Inc.	538,520	13,172
* Akamai Technologies Inc.	225,100	12,232
* LinkedIn Corp. Class A	70,346	11,262
* Baidu Inc. ADR	60,525	10,047
* Pandora Media Inc.	404,300	9,917
* Splunk Inc.	180,387	7,551
VMware Inc. Class A	64,853	6,258
Linear Technology Corp.	117,347	5,417
Analog Devices Inc.	92,410	4,840
F5 Networks Inc.	38,189	4,145
Workday Inc. Class A	51,550	4,040
FireEye Inc.	67,662	2,224
Altera Corp.	57,256	1,897
Xilinx Inc.	39,826	1,870
Twitter Inc.	52,667	1,708
		1,757,634
Materials (3.0%)
Monsanto Co.	549,391	66,943
^ Syngenta AG ADR	472,575	36,436
Sherwin-Williams Co.	115,075	23,545
Eagle Materials Inc.	251,070	21,836
Praxair Inc.	111,440	14,737
Martin Marietta Materials Inc.	75,330	9,250
		172,747
Other (0.0%)
2 Vanguard Growth ETF	3,100	300

Telecommunication Services (0.5%)
* SBA Communications Corp. Class A	266,462	27,046
Total Common Stocks (Cost $3,881,942)		5,539,936
Preferred Stocks (0.1%)
* Cloudera, Inc. Pfd. (Cost $4,369)	300,088	4,369

	Coupon
Temporary Cash Investments (3.3%)[1]
Money Market Fund (3.0%)
[3,4] Vanguard Market Liquidity Fund	0.112%		173,820,993	173,821

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.2%)
Bank of America Securities, LLC
(Dated 5/30/14, Repurchase Value
$8,100,000, collateralized by Government
National Mortgage Assn.1.625%-5.500%,
04/15/28-11/15/41, with a value of
$8,262,000)	0.070%	6/2/14	8,100	8,100

U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.075%	6/24/14	1,500	1,500
[5,6] Federal Home Loan Bank Discount Notes	0.065%	6/27/14	4,400	4,400
[5,6] Federal Home Loan Bank Discount Notes	0.053%	8/1/14	2,000	2,000
				7,900
Total Temporary Cash Investments (Cost $189,821)				189,821
Total Investments (100.2%) (Cost $4,076,132)				5,734,126
Other Assets and Liabilities-Net (-0.2%)[4]				(9,178)
Net Assets (100%)				5,724,948

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,538,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.1% and 1.0%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $7,820,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $6,200,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

U.S. Growth Fund

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,536,097	3,839	—
Preferred Stocks	—	—	4,369
Temporary Cash Investments	173,821	16,000	—
Futures Contracts—Assets[1]	229	—	—
Futures Contracts—Liabilities[1]	(30)	—	—
Total	5,710,117	19,839	4,369
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

U.S. Growth Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	June 2014	231	110,967	4,100
E-mini S&P Mid-Cap 400 Index	June 2014	94	12,942	67
E-mini S&P 500 Index	June 2014	95	9,127	117
				4,284

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At May 31, 2014, the cost of investment securities for tax purposes was $4,076,132,000. Net unrealized appreciation of investment securities for tax purposes was $1,657,994,000, consisting of unrealized gains of $1,736,620,000 on securities that had risen in value since their purchase and $78,626,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Growth Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (97.8%)[1]
Australia (1.4%)
Fortescue Metals Group Ltd.	37,171,012	153,156
James Hardie Industries plc	6,196,069	82,917
Brambles Ltd.	5,946,464	53,344
Cochlear Ltd.	743,560	41,482
		330,899
Brazil (2.2%)
Itau Unibanco Holding SA ADR	7,255,682	112,463
BM&FBovespa SA	20,386,500	99,917
Vale SA Class B ADR	6,764,400	77,655
Raia Drogasil SA	7,377,749	62,571
Vale SA Preference Shares	4,500,000	51,502
Petroleo Brasileiro SA Preference Shares	6,451,000	48,059
Banco do Brasil SA	3,100,000	31,508
Cia Brasileira de Distribuicao ADR	659,949	29,929
		513,604
Canada (2.1%)
Toronto-Dominion Bank	5,017,326	248,761
Suncor Energy Inc.	2,714,834	104,482
Bank of Nova Scotia	1,019,000	65,437
Canadian Pacific Railway Ltd.	338,652	56,680
Sherritt International Corp.	2,615,219	11,167
* Dominion Diamond Corp.	732,000	9,607
		496,134
Chile (0.3%)
Sociedad Quimica y Minera de Chile SA ADR	2,334,900	70,608

China (7.8%)
* Baidu Inc. ADR	3,946,400	655,102
Tencent Holdings Ltd.	43,561,000	616,035
CNOOC Ltd.	68,337,000	117,129
New Oriental Education & Technology Group Inc. ADR	3,663,200	94,584
Beijing Enterprises Holdings Ltd.	7,987,000	68,359
China Construction Bank Corp.	88,655,000	65,218
*,^ Mindray Medical International Ltd. ADR	1,430,000	44,373
Shandong Weigao Group Medical Polymer Co. Ltd.	44,588,000	43,441
* Youku Tudou Inc. ADR	2,077,149	40,504
Yingde Gases Group Co. Ltd.	23,514,000	25,762
Belle International Holdings Ltd.	23,826,000	23,701
China Overseas Land & Investment Ltd.	5,508,000	14,389
* Chaoda Modern Agriculture Holdings Ltd.	17,258,719	1,726
		1,810,323
Denmark (1.8%)
Novo Nordisk A/S Class B	4,907,552	207,787
Novozymes A/S	3,172,000	155,485
Chr Hansen Holding A/S	1,508,200	64,218
		427,490

Finland (0.8%)
*,^ Nokia Oyj	21,469,645	174,188

France (7.6%)
L'Oreal SA	1,876,349	327,539
Schneider Electric SA	2,940,873	277,046
^ Kering	1,182,302	261,190
BNP Paribas SA	2,235,637	156,519
Sanofi	1,332,453	142,457
Essilor International SA	1,287,558	135,351
^ Publicis Groupe SA	873,000	75,379
^ Total SA	1,038,000	72,875
^ Societe Generale SA	1,218,000	70,207
^ Airbus Group NV	937,000	67,215
^ Vallourec SA	1,160,000	63,119
^ Arkema SA	585,606	59,934
^ Safran SA	792,230	53,787
		1,762,618
Germany (5.8%)
SAP AG	2,642,703	202,314
HeidelbergCement AG	2,252,441	194,181
adidas AG	1,464,726	157,328
Volkswagen AG	483,893	127,574
^ Porsche Automobil Holding SE Preference Shares	1,173,456	125,425
Bayerische Motoren Werke AG	778,499	97,742
Continental AG	389,157	92,025
GEA Group AG	2,057,110	88,582
Fresenius Medical Care AG & Co. KGaA	1,034,000	68,510
MTU Aero Engines AG	634,000	59,174
Wincor Nixdorf AG	887,000	57,778
*,^ Aixtron SE	3,130,112	46,134
*,^ SMA Solar Technology AG	719,595	28,853
		1,345,620
Hong Kong (3.9%)
AIA Group Ltd.	108,414,400	544,312
Jardine Matheson Holdings Ltd.	3,035,947	186,942
Hong Kong Exchanges and Clearing Ltd.	4,582,630	85,447
Techtronic Industries Co.	17,539,782	55,430
Hang Lung Properties Ltd.	13,062,000	41,528
		913,659
India (2.2%)
Idea Cellular Ltd.	55,907,686	130,479
Housing Development Finance Corp.	7,692,900	114,197
Tata Motors Ltd.	13,488,310	94,228
HDFC Bank Ltd.	5,446,764	73,110
Zee Entertainment Enterprises Ltd.	14,692,788	66,397
Axis Bank Ltd.	1,151,336	35,810
		514,221
Indonesia (0.3%)
Bank Mandiri Persero Tbk PT	77,192,500	67,643

Ireland (0.3%)
Kerry Group plc Class A	950,400	72,387
Kerry Group plc Class A (London Shares)	54,000	4,051
		76,438

Israel (1.0%)
* Check Point Software Technologies Ltd.	3,594,808	231,793

Italy (2.7%)
UniCredit SPA	40,251,271	351,423
* Fiat SPA	25,782,643	270,081
		621,504
Japan (11.6%)
SoftBank Corp.	6,785,600	493,272
SMC Corp.	1,516,400	398,193
Rakuten Inc.	19,991,600	260,437
Sumitomo Mitsui Financial Group Inc.	5,074,000	205,894
Bridgestone Corp.	5,431,100	197,280
Astellas Pharma Inc.	13,881,540	178,587
Suzuki Motor Corp.	4,877,100	145,734
Hitachi Ltd.	16,562,000	111,952
Nissan Motor Co. Ltd.	11,737,600	105,932
FANUC Corp.	555,700	94,988
Sekisui Chemical Co. Ltd.	7,736,000	84,237
Toyota Motor Corp.	1,339,983	75,891
East Japan Railway Co.	801,300	61,340
M3 Inc.	3,734,200	58,256
SBI Holdings Inc.	4,470,400	51,360
MISUMI Group Inc.	1,821,610	48,591
Canon Inc.	1,337,922	44,104
Sysmex Corp.	1,079,992	38,037
^ Gree Inc.	2,710,000	24,844
Yaskawa Electric Corp.	1,678,900	20,729
		2,699,658
Luxembourg (0.2%)
Samsonite International SA (Hong Kong Shares)	16,293,000	51,257
* Samsonite International SA	333,000	1,046
		52,303
Mexico (0.6%)
Grupo Financiero Banorte SAB de CV	18,792,622	135,911

Netherlands (0.1%)
TNT Express NV	1,497,763	13,396

Norway (1.9%)
^ Statoil ASA	6,877,228	210,772
DNB ASA	6,242,107	117,402
Schibsted ASA	1,760,994	103,249
		431,423
Peru (0.8%)
Credicorp Ltd.	1,191,679	186,200

Portugal (0.3%)
^ Jeronimo Martins SGPS SA	3,627,182	61,944

Russia (0.7%)
Magnit OJSC GDR	1,205,245	70,329
* Sberbank of Russia ADR	5,395,919	54,291
* Mail.ru Group Ltd. GDR	1,266,000	43,197
		167,817

Singapore (0.4%)
DBS Group Holdings Ltd.	3,750,439	50,565
Singapore Exchange Ltd.	6,541,000	35,944
		86,509
South Africa (0.3%)
MTN Group Ltd.	1,910,000	40,290
Sasol Ltd.	680,000	38,271
		78,561
South Korea (2.2%)
NAVER Corp.	268,246	199,809
^ Celltrion Inc.	1,804,466	86,184
Samsung Electronics Co. Ltd.	51,500	72,954
Hyundai Motor Co.	284,257	62,683
Hankook Tire Co. Ltd.	872,000	51,781
Shinhan Financial Group Co. Ltd.	771,836	33,743
		507,154
Spain (4.9%)
Inditex SA	2,683,385	389,694
* Banco Popular Espanol SA	52,436,737	370,602
Banco Santander SA	27,573,835	282,349
Distribuidora Internacional de Alimentacion SA	10,902,891	100,812
		1,143,457
Sweden (6.4%)
Atlas Copco AB Class A	13,053,537	383,242
Svenska Handelsbanken AB Class A	6,023,752	306,545
^ Investment AB Kinnevik	6,416,882	254,725
Alfa Laval AB	5,199,985	136,360
Sandvik AB	8,283,298	118,074
Volvo AB Class B	6,810,975	99,152
Telefonaktiebolaget LM Ericsson Class B	5,581,000	69,566
Svenska Cellulosa AB SCA Class B	2,482,342	69,114
^ Elekta AB Class B	4,093,089	53,014
		1,489,792
Switzerland (7.1%)
Roche Holding AG	1,151,030	339,269
Syngenta AG	867,342	333,843
* Cie Financiere Richemont SA	1,826,264	192,698
Credit Suisse Group AG	5,737,337	170,390
Geberit AG	318,595	105,587
ABB Ltd.	3,984,182	94,668
Novartis AG	992,000	89,254
Nestle SA	960,000	75,372
Zurich Insurance Group AG	245,000	73,593
Holcim Ltd.	726,000	63,733
Swatch Group AG (Bearer)	96,145	56,854
Adecco SA	626,754	52,363
		1,647,624
Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	55,471,508	222,330
MediaTek Inc.	2,000,000	32,528
		254,858

Thailand (0.7%)
Kasikornbank PCL (Foreign)	27,611,356	157,584

Turkey (0.9%)
Turkiye Garanti Bankasi AS	37,457,981	152,508
BIM Birlesik Magazalar AS	2,680,521	58,784
211,292
United Kingdom (15.5%)
Prudential plc	15,522,535	361,088
Standard Chartered plc	12,933,926	291,212
ARM Holdings plc	18,243,000	281,201
Rolls-Royce Holdings plc	15,096,643	263,483
Diageo plc	7,401,784	238,327
Aggreko plc	6,818,283	190,616
HSBC Holdings plc	17,320,211	182,703
BHP Billiton plc	5,598,204	175,523
Royal Dutch Shell plc Class A	3,774,854	148,485
BG Group plc	6,561,427	134,546
WPP plc	4,927,226	106,558
Vodafone Group plc	30,001,598	105,188
Meggitt plc	12,650,582	102,726
Shire plc	1,696,873	97,866
Barclays plc	22,919,974	94,817
Unilever plc	1,898,000	85,339
BT Group plc	12,725,883	84,758
Burberry Group plc	3,217,639	82,734
Inchcape plc	7,481,000	78,273
British American Tobacco plc	1,187,759	71,921
Carnival plc	1,631,000	66,362
Ultra Electronics Holdings plc	2,128,000	66,067
G4S plc	14,892,000	62,470
Centrica plc	10,742,154	60,513
*	Ocado Group plc	8,981,072	58,348
AstraZeneca plc	750,634	54,233
Spectris plc	1,340,000	51,640
3,596,997
United States (1.9%)
*	Amazon.com Inc.	1,071,200	334,803
^	MercadoLibre Inc.	1,215,300	103,386
438,189
Total Common Stocks (Cost $17,255,405)	22,717,411
Preferred Stocks (0.0%)
Zee Entertainment Enterprises Ltd. Pfd.	238,220,682	3,064
Total Preferred Stocks (Cost $3,163)	3,064
Coupon
Temporary Cash Investments (6.5%)[1]
Money Market Fund (6.4%)
[2,3] Vanguard Market Liquidity Fund	0.112%	1,479,648,614	1,479,649

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	Federal Home Loan Bank Discount Notes	0.080%	6/6/14	1,400	1,400
[4,5] Federal Home Loan Bank Discount Notes	0.090%	7/16/14	5,200	5,199

[4,5] Federal Home Loan Bank Discount Notes	0.080%-0.093%	7/18/14	8,300	8,299
				14,898
Total Temporary Cash Investments (Cost $1,494,548)				1,494,547
Total Investments (104.3%) (Cost $18,753,116)				24,215,022
Other Assets and Liabilities-Net (-4.3%)[3]				(994,268)
Net Assets (100%)				23,220,754

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $897,274,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.0% and 5.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $985,332,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $10,299,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

International Growth Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks – North and South America	1,840,646	—	—
Common Stocks - Other	1,066,356	19,810,409
Preferred Stocks	—	3,064	—
Temporary Cash Investments	1,479,649	14,898	—
Futures Contracts—Liabilities[1]	(399)	—	—
Forward Currency Contracts—Assets	—	1,781	—
Forward Currency Contracts—Liabilities	—	(1,149)	—
Total	4,386,252	19,829,003	—
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $293,557,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party

International Growth Fund

in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2014	1,451	128,302	3,995
FTSE 100 Index	June 2014	553	63,285	2,801
Topix Index	June 2014	423	49,952	(683)
S&P ASX 200 Index	June 2014	210	26,888	632
				6,745

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50

Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

International Growth Fund

At May 31, 2014 the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Brown Brothers Harriman & Co.	06/25/14	EUR	42,931	USD	59,640	(1,121)
Brown Brothers Harriman & Co.	06/17/14	JPY	5,290,226	USD	51,317	656
Brown Brothers Harriman & Co.	06/25/14	GBP	30,477	USD	50,524	552
Brown Brothers Harriman & Co.	06/24/14	AUD	24,401	USD	22,097	573
Brown Brothers Harriman & Co.	06/25/14	GBP	5,085	USD	8,544	(21)
Brown Brothers Harriman & Co.	06/24/14	AUD	3,650	USD	3,398	(7)
Brown Brothers Harriman & Co.	06/03/14	HKD	24,939	USD	3,217	_
						632
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
HKD—Hong Kong Dollar
USD—U.S. dollar.

At May 31, 2014 the counterparty had deposited in segregated accounts securities with a value of $150,000 in connection with amounts due to the fund for open forward currency contracts.

E. At May 31, 2014, the cost of investment securities for tax purposes was $18,754,021,000. Net unrealized appreciation of investment securities for tax purposes was $5,461,001,000, consisting of unrealized gains of $6,125,201,000 on securities that had risen in value since their purchase and $664,200,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE Social Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Basic Materials (2.0%)
Praxair Inc.	34,484	4,560
Ecolab Inc.	31,616	3,452
Air Products & Chemicals Inc.	24,671	2,960
Mosaic Co.	39,644	1,982
Alcoa Inc.	136,076	1,852
Sigma-Aldrich Corp.	14,015	1,381
FMC Corp.	15,475	1,185
CONSOL Energy Inc.	26,683	1,179
International Flavors & Fragrances Inc.	9,439	937
Ashland Inc.	9,019	929
Airgas Inc.	6,428	683
Avery Dennison Corp.	11,268	571
^ Cliffs Natural Resources Inc.	17,965	282
		21,953
Consumer Goods (12.4%)
Procter & Gamble Co.	316,466	25,567
PepsiCo Inc.	177,286	15,660
Colgate-Palmolive Co.	107,948	7,384
Ford Motor Co.	448,055	7,366
NIKE Inc. Class B	68,352	5,257
General Motors Co.	151,851	5,251
Kimberly-Clark Corp.	44,299	4,977
Kraft Foods Group Inc.	68,585	4,078
General Mills Inc.	72,681	3,992
Johnson Controls Inc.	77,272	3,737
VF Corp.	40,200	2,533
Delphi Automotive plc	35,828	2,474
Mead Johnson Nutrition Co.	23,790	2,129
Estee Lauder Cos. Inc. Class A	26,741	2,049
* Michael Kors Holdings Ltd.	21,552	2,034
Kellogg Co.	28,780	1,985
Harley-Davidson Inc.	25,843	1,841
Hershey Co.	18,889	1,839
Keurig Green Mountain Inc.	15,056	1,698
BorgWarner Inc.	26,592	1,672
ConAgra Foods Inc.	49,184	1,589
Stanley Black & Decker Inc.	18,059	1,578
Genuine Parts Co.	18,098	1,562
Mattel Inc.	39,395	1,530
Coca-Cola Enterprises Inc.	29,801	1,360
Clorox Co.	15,073	1,351
Bunge Ltd.	17,098	1,329
Dr Pepper Snapple Group Inc.	22,878	1,320
Coach Inc.	32,377	1,318
Whirlpool Corp.	9,020	1,295
* Electronic Arts Inc.	34,206	1,202
JM Smucker Co.	11,634	1,194
PVH Corp.	8,975	1,181

Autoliv Inc.	11,108	1,177
* TRW Automotive Holdings Corp.	13,246	1,124
Church & Dwight Co. Inc.	15,917	1,102
Ralph Lauren Corp. Class A	6,916	1,062
McCormick & Co. Inc.	13,895	1,005
Newell Rubbermaid Inc.	33,552	982
Campbell Soup Co.	21,044	966
* Mohawk Industries Inc.	7,105	964
Energizer Holdings Inc.	7,195	835
Harman International Industries Inc.	7,909	831
Lennar Corp. Class A	20,060	820
Hormel Foods Corp.	15,912	783
Hillshire Brands Co.	14,284	761
^ Herbalife Ltd.	11,729	760
Avon Products Inc.	50,175	717
PulteGroup Inc.	36,507	714
* Toll Brothers Inc.	18,741	679
Leggett & Platt Inc.	16,329	554
* Lululemon Athletica Inc.	12,095	540
		137,708
Consumer Services (10.1%)
Walt Disney Co.	201,672	16,942
Home Depot Inc.	159,279	12,779
* Priceline Group Inc.	6,070	7,761
Time Warner Inc.	104,122	7,271
Starbucks Corp.	84,268	6,172
Lowe's Cos. Inc.	122,452	5,765
McKesson Corp.	26,398	5,006
TJX Cos. Inc.	82,721	4,504
Viacom Inc. Class B	45,113	3,849
Cardinal Health Inc.	39,666	2,802
Macy's Inc.	42,892	2,569
Omnicom Group Inc.	30,209	2,149
* AutoZone Inc.	3,962	2,110
* Chipotle Mexican Grill Inc. Class A	3,619	1,980
AmerisourceBergen Corp. Class A	26,777	1,960
* Dollar General Corp.	34,709	1,867
* O'Reilly Automotive Inc.	12,343	1,826
Ross Stores Inc.	25,329	1,734
Nielsen NV	32,816	1,584
* Hertz Global Holdings Inc.	52,252	1,542
* Bed Bath & Beyond Inc.	24,922	1,517
L Brands Inc.	25,028	1,436
* Discovery Communications Inc. Class A	16,920	1,302
* Dollar Tree Inc.	24,189	1,283
Kohl's Corp.	23,282	1,267
Gap Inc.	29,717	1,225
* CarMax Inc.	26,131	1,158
* IHS Inc. Class A	7,703	970
Interpublic Group of Cos. Inc.	49,451	946
H&R Block Inc.	31,387	935
Best Buy Co. Inc.	32,121	888
Staples Inc.	75,832	853
Foot Locker Inc.	17,105	824
Tractor Supply Co.	12,289	799
Darden Restaurants Inc.	15,182	761
Scripps Networks Interactive Inc. Class A	9,819	751

Gannett Co. Inc.	26,631	740
* Discovery Communications Inc.	9,426	706
PetSmart Inc.	11,864	682
Dun & Bradstreet Corp.	4,370	451
* Urban Outfitters Inc.	12,739	427
* AutoNation Inc.	3,930	225
		112,318
Financials (27.2%)
Wells Fargo & Co.	615,838	31,272
JPMorgan Chase & Co.	442,413	24,585
Bank of America Corp.	1,230,379	18,628
Citigroup Inc.	354,262	16,852
Visa Inc. Class A	58,981	12,671
American Express Co.	107,787	9,863
American International Group Inc.	171,960	9,298
MasterCard Inc. Class A	119,610	9,144
US Bancorp	212,499	8,965
MetLife Inc.	105,639	5,380
PNC Financial Services Group Inc.	61,964	5,284
Morgan Stanley	163,490	5,045
Capital One Financial Corp.	60,785	4,795
Bank of New York Mellon Corp.	132,229	4,570
Prudential Financial Inc.	54,032	4,439
American Tower Corporation	46,119	4,134
ACE Ltd.	39,515	4,098
Travelers Cos. Inc.	41,142	3,845
State Street Corp.	50,647	3,306
Discover Financial Services	54,889	3,246
Charles Schwab Corp.	128,443	3,238
Marsh & McLennan Cos. Inc.	64,221	3,228
Aon plc	35,056	3,153
Aflac Inc.	51,300	3,141
BB&T Corp.	81,810	3,102
Allstate Corp.	52,220	3,042
Public Storage	16,611	2,863
Franklin Resources Inc.	48,180	2,660
Chubb Corp.	28,560	2,646
CME Group Inc.	36,713	2,643
IntercontinentalExchange Group Inc.	13,358	2,624
McGraw Hill Financial Inc.	31,541	2,579
Equity Residential	41,431	2,560
Ameriprise Financial Inc.	22,356	2,518
Prologis Inc.	57,875	2,402
SunTrust Banks Inc.	62,481	2,394
T. Rowe Price Group Inc.	28,810	2,349
Ventas Inc.	34,367	2,296
HCP Inc.	52,678	2,199
Moody's Corp.	25,042	2,142
AvalonBay Communities Inc.	15,060	2,136
Health Care REIT Inc.	33,776	2,136
Boston Properties Inc.	17,627	2,127
Weyerhaeuser Co.	67,684	2,127
Fifth Third Bancorp	99,404	2,057
Host Hotels & Resorts Inc.	86,680	1,913
Hartford Financial Services Group Inc.	52,106	1,806
Regions Financial Corp.	165,199	1,683
Northern Trust Corp.	27,549	1,664

M&T Bank Corp.	13,362	1,622
Principal Financial Group Inc.	34,340	1,606
Progressive Corp.	63,839	1,598
Loews Corp.	35,775	1,543
Lincoln National Corp.	30,837	1,479
KeyCorp	104,373	1,429
General Growth Properties Inc.	58,729	1,400
Annaly Capital Management Inc.	110,411	1,302
Kimco Realty Corp.	47,063	1,079
Macerich Co.	16,287	1,076
XL Group plc Class A	32,264	1,047
Western Union Co.	64,583	1,044
Realty Income Corp.	24,087	1,043
Unum Group	30,603	1,038
Comerica Inc.	21,249	1,019
CIT Group Inc.	22,650	1,008
Equifax Inc.	14,223	1,007
American Capital Agency Corp.	41,374	982
* Genworth Financial Inc. Class A	57,626	979
* CBRE Group Inc. Class A	32,674	975
* Markel Corp.	1,500	960
Plum Creek Timber Co. Inc.	20,671	932
Huntington Bancshares Inc.	97,335	902
Willis Group Holdings plc	20,584	863
^ Digital Realty Trust Inc.	14,858	854
Arthur J Gallagher & Co.	18,162	832
* Alleghany Corp.	1,967	828
Cincinnati Financial Corp.	16,511	809
Torchmark Corp.	9,746	789
* Navient Corp.	49,705	785
TD Ameritrade Holding Corp.	24,859	754
Rayonier Inc.	14,614	696
Duke Realty Corp.	38,020	673
Liberty Property Trust	16,874	653
PartnerRe Ltd.	6,033	648
Legg Mason Inc.	12,492	610
Zions Bancorporation	21,290	609
Regency Centers Corp.	10,743	574
Assurant Inc.	8,444	573
Axis Capital Holdings Ltd.	12,189	561
* Liberty Ventures Class A	8,318	552
WR Berkley Corp.	12,014	536
People's United Financial Inc.	36,042	518
RenaissanceRe Holdings Ltd.	4,629	482
Commerce Bancshares Inc.	10,419	452
SLM Corp.	50,105	431
Weingarten Realty Investors	12,767	406
		303,406
Health Care (21.0%)
Johnson & Johnson	319,771	32,444
Pfizer Inc.	743,112	22,018
Merck & Co. Inc.	340,760	19,716
Amgen Inc.	88,022	10,210
AbbVie Inc.	183,134	9,950
Bristol-Myers Squibb Co.	192,194	9,560
UnitedHealth Group Inc.	115,180	9,172
* Biogen Idec Inc.	27,516	8,788

* Celgene Corp.	47,285	7,236
Medtronic Inc.	116,197	7,091
Eli Lilly & Co.	117,568	7,038
Abbott Laboratories	174,874	6,997
* Express Scripts Holding Co.	90,383	6,460
Allergan Inc.	35,874	6,007
Thermo Fisher Scientific Inc.	46,210	5,402
Baxter International Inc.	63,114	4,696
* Actavis plc	20,153	4,263
Covidien plc	52,752	3,857
* Alexion Pharmaceuticals Inc.	23,020	3,829
WellPoint Inc.	32,931	3,568
Aetna Inc.	42,186	3,271
Cigna Corp.	31,843	2,859
Stryker Corp.	32,865	2,777
* Regeneron Pharmaceuticals Inc.	9,013	2,767
Becton Dickinson and Co.	22,576	2,657
Humana Inc.	17,929	2,231
* Mylan Inc.	43,354	2,161
St. Jude Medical Inc.	33,068	2,146
Zimmer Holdings Inc.	19,645	2,050
* Vertex Pharmaceuticals Inc.	27,554	1,991
Perrigo Co. plc	14,385	1,988
* Boston Scientific Corp.	153,853	1,974
* HCA Holdings Inc.	36,418	1,930
* DaVita HealthCare Partners Inc.	24,390	1,722
* Intuitive Surgical Inc.	4,421	1,635
CR Bard Inc.	9,054	1,339
* Henry Schein Inc.	10,046	1,202
* CareFusion Corp.	24,230	1,040
Quest Diagnostics Inc.	17,028	1,020
* Laboratory Corp. of America Holdings	9,932	1,019
* Edwards Lifesciences Corp.	12,449	1,011
* Varian Medical Systems Inc.	12,047	993
* Waters Corp.	9,486	950
Universal Health Services Inc. Class B	10,581	948
* Hospira Inc.	19,159	942
DENTSPLY International Inc.	16,585	784
Patterson Cos. Inc.	9,830	385
		234,094
Industrials (6.6%)
Union Pacific Corp.	52,974	10,556
FedEx Corp.	32,374	4,667
Automatic Data Processing Inc.	56,079	4,468
Illinois Tool Works Inc.	44,510	3,852
Deere & Co.	40,754	3,716
Norfolk Southern Corp.	35,968	3,624
CSX Corp.	117,155	3,444
PACCAR Inc.	41,131	2,606
Waste Management Inc.	54,421	2,432
Agilent Technologies Inc.	38,541	2,195
Rockwell Automation Inc.	16,174	1,958
Sherwin-Williams Co.	9,569	1,958
Ingersoll-Rand plc	32,423	1,940
* Fiserv Inc.	29,728	1,787
WW Grainger Inc.	6,881	1,778
Pentair Ltd.	23,138	1,727

	Xerox Corp.	138,223	1,707
	Kansas City Southern	12,795	1,376
*	Trimble Navigation Ltd.	30,155	1,088
	Expeditors International of Washington Inc.	23,563	1,072
	CH Robinson Worldwide Inc.	17,361	1,039
	Vulcan Materials Co.	15,060	918
	JB Hunt Transport Services Inc.	10,783	837
	Sealed Air Corp.	25,154	828
	MeadWestvaco Corp.	20,237	821
	Xylem Inc.	21,596	806
	Fortune Brands Home & Security Inc.	19,162	766
	Manpowergroup Inc.	9,297	762
	MDU Resources Group Inc.	21,749	737
	Cintas Corp.	11,839	736
*	Flextronics International Ltd.	69,704	709
	Robert Half International Inc.	15,416	703
	Avnet Inc.	15,932	694
	ADT Corp.	21,364	688
*	Arrow Electronics Inc.	11,583	668
*	Owens-Illinois Inc.	19,322	642
	Iron Mountain Inc.	19,565	609
	Allegion plc	11,308	592
	Broadridge Financial Solutions Inc.	13,745	564
	Ryder System Inc.	6,205	539
	Bemis Co. Inc.	11,807	489
	Jabil Circuit Inc.	22,279	419
			73,517
Oil & Gas (4.1%)
	Occidental Petroleum Corp.	92,554	9,227
	Anadarko Petroleum Corp.	58,408	6,008
	Williams Cos. Inc.	79,261	3,722
	Devon Energy Corp.	46,948	3,469
	Noble Energy Inc.	41,615	2,999
	Marathon Oil Corp.	81,209	2,977
	Kinder Morgan Inc.	77,296	2,581
	Chesapeake Energy Corp.	77,571	2,228
*	Southwestern Energy Co.	40,804	1,855
	EQT Corp.	17,339	1,853
	Range Resources Corp.	18,944	1,761
*	FMC Technologies Inc.	27,734	1,610
	Ensco plc Class A	27,238	1,434
	Noble Corp. plc	29,396	925
	Denbury Resources Inc.	41,257	697
	QEP Resources Inc.	20,866	667
*	Newfield Exploration Co.	15,836	578
*	WPX Energy Inc.	22,905	485
	Rowan Cos. plc Class A	14,317	443
			45,519
Technology (14.9%)
*	Google Inc. Class A	32,593	18,632
*	Google Inc.	32,873	18,441
	Oracle Corp.	403,245	16,944
	Intel Corp.	581,650	15,891
	QUALCOMM Inc.	196,777	15,831
	Hewlett-Packard Co.	222,070	7,439
	EMC Corp.	235,233	6,248

Texas Instruments Inc.	126,251	5,931
* Adobe Systems Inc.	58,444	3,772
* Micron Technology Inc.	122,444	3,501
Corning Inc.	161,863	3,448
* Cognizant Technology Solutions Corp. Class A	70,288	3,417
* Salesforce.com Inc.	63,940	3,365
Applied Materials Inc.	139,770	2,822
SanDisk Corp.	26,295	2,541
Intuit Inc.	30,546	2,422
Western Digital Corp.	26,179	2,300
Avago Technologies Ltd. Class A	29,067	2,054
Broadcom Corp. Class A	61,813	1,970
Seagate Technology plc	36,417	1,957
* Cerner Corp.	34,301	1,854
* NXP Semiconductor NV	29,069	1,805
Symantec Corp.	80,723	1,775
Xilinx Inc.	30,900	1,451
* Juniper Networks Inc.	58,153	1,422
* Autodesk Inc.	25,960	1,360
KLA-Tencor Corp.	19,299	1,264
Altera Corp.	37,155	1,231
NVIDIA Corp.	63,277	1,202
* Citrix Systems Inc.	19,161	1,187
* Lam Research Corp.	18,937	1,175
* Equinix Inc.	5,748	1,142
Maxim Integrated Products Inc.	33,300	1,140
* Check Point Software Technologies Ltd.	17,374	1,120
CA Inc.	39,013	1,119
* Red Hat Inc.	22,038	1,105
* Akamai Technologies Inc.	19,898	1,081
* F5 Networks Inc.	7,858	853
* VMware Inc. Class A	8,703	840
* Teradata Corp.	18,482	776
* VeriSign Inc.	15,486	776
* Synopsys Inc.	17,838	687
DST Systems Inc.	4,188	382
		165,673
Telecommunications (0.2%)
* Sprint Corp.	95,502	912
Frontier Communications Corp.	114,512	663
Windstream Holdings Inc.	68,458	655
		2,230
Utilities (1.5%)
Spectra Energy Corp.	77,489	3,145
Consolidated Edison Inc.	33,894	1,865
Northeast Utilities	36,463	1,655
ONEOK Inc.	23,801	1,535
NiSource Inc.	36,133	1,350
Wisconsin Energy Corp.	26,570	1,209
CenterPoint Energy Inc.	49,601	1,196
American Water Works Co. Inc.	20,578	1,000
CMS Energy Corp.	30,883	919
Pepco Holdings Inc.	28,905	801
Alliant Energy Corp.	12,881	751
Questar Corp.	20,261	488
TECO Energy Inc.	25,081	433

ONE Gas Inc.		6,150	225
			16,572
Total Common Stocks (Cost $831,271)			1,112,990
	Coupon
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $423)	0.112%	422,701	423
Total Investments (100.0%) (Cost $831,694)			1,113,413
Other Assets and Liabilities-Net (0.0%)[2]			(14)
Net Assets (100%)			1,113,399

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $405,000
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $423,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2014, the cost of investment securities for tax purposes was $831,694,000. Net unrealized appreciation of investment securities for tax purposes was $281,719,000, consisting of unrealized gains of $304,644,000 on securities that had risen in value since their purchase and $22,925,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.6%) [1]
Basic Materials (2.6%)
EI du Pont de Nemours & Co.	63,129	4,375
Dow Chemical Co.	82,743	4,313
LyondellBasell Industries NV Class A	31,341	3,121
Praxair Inc.	19,990	2,643
Freeport-McMoRan Copper & Gold Inc.	70,490	2,400
Ecolab Inc.	18,401	2,009
PPG Industries Inc.	9,015	1,817
Air Products & Chemicals Inc.	14,403	1,728
International Paper Co.	29,964	1,427
Nucor Corp.	21,678	1,098
Mosaic Co.	21,886	1,094
Newmont Mining Corp.	33,313	763
		26,788
Consumer Goods (9.7%)
Procter & Gamble Co.	184,492	14,905
Coca-Cola Co.	269,716	11,034
PepsiCo Inc.	103,967	9,183
Philip Morris International Inc.	102,408	9,067
Altria Group Inc.	135,495	5,631
Monsanto Co.	35,678	4,347
Ford Motor Co.	263,350	4,330
Colgate-Palmolive Co.	62,597	4,282
Mondelez International Inc. Class A	109,839	4,132
NIKE Inc. Class B	48,190	3,706
General Motors Co.	86,400	2,988
Kimberly-Clark Corp.	25,826	2,902
Kraft Foods Group Inc.	40,487	2,407
General Mills Inc.	42,412	2,330
Johnson Controls Inc.	45,206	2,186
Archer-Daniels-Midland Co.	44,745	2,011
Lorillard Inc.	24,645	1,532
VF Corp.	24,023	1,514
Kellogg Co.	19,605	1,352
Reynolds American Inc.	21,956	1,309
Estee Lauder Cos. Inc. Class A	16,251	1,245
Mead Johnson Nutrition Co.	13,797	1,235
* Michael Kors Holdings Ltd.	12,507	1,180
* Tesla Motors Inc.	5,425	1,127
Hershey Co.	9,971	971
Stanley Black & Decker Inc.	10,701	935
Coach Inc.	18,766	764
Activision Blizzard Inc.	34,096	709
Brown-Forman Corp. Class B	7,003	649
Campbell Soup Co.	12,721	584
		100,547
Consumer Services (12.8%)
Walt Disney Co.	107,344	9,018
Wal-Mart Stores Inc.	110,117	8,454

* Amazon.com Inc.	24,982	7,808
Home Depot Inc.	95,861	7,691
Comcast Corp. Class A	139,152	7,264
McDonald's Corp.	67,326	6,829
CVS Caremark Corp.	80,509	6,305
* Priceline Group Inc.	3,549	4,538
Walgreen Co.	58,179	4,184
Twenty-First Century Fox Inc. Class A	114,858	4,067
Time Warner Inc.	57,689	4,028
* eBay Inc.	79,192	4,017
Starbucks Corp.	48,951	3,585
Costco Wholesale Corp.	29,942	3,474
Lowe's Cos. Inc.	69,970	3,294
McKesson Corp.	15,626	2,963
* DIRECTV	32,851	2,708
Time Warner Cable Inc.	18,842	2,660
TJX Cos. Inc.	45,889	2,499
Target Corp.	42,942	2,437
Yum! Brands Inc.	30,133	2,330
Viacom Inc. Class B	27,062	2,309
Delta Air Lines Inc.	57,849	2,309
CBS Corp. Class B	38,198	2,277
Las Vegas Sands Corp.	27,581	2,111
Comcast Corp.	37,325	1,935
Cardinal Health Inc.	23,349	1,649
* Netflix Inc.	3,853	1,610
Kroger Co.	32,909	1,571
Sysco Corp.	39,737	1,491
* American Airlines Group Inc.	32,197	1,293
Omnicom Group Inc.	17,609	1,253
Carnival Corp.	30,271	1,212
* AutoZone Inc.	2,269	1,208
Wynn Resorts Ltd.	5,523	1,187
Starwood Hotels & Resorts Worldwide Inc.	13,035	1,041
Whole Foods Market Inc.	25,406	972
* Liberty Interactive Corp. Class A	32,041	933
* Bed Bath & Beyond Inc.	13,822	841
* DISH Network Corp. Class A	14,179	832
* Liberty Media Corp. Class A	6,348	807
Macy's Inc.	12,343	739
Kohl's Corp.	13,095	713
Gap Inc.	16,553	683
* Sirius XM Holdings Inc.	185,531	609
* Dollar General Corp.	10,802	581
Twenty-First Century Fox Inc.	14,166	488
* Hilton Worldwide Holdings Inc.	10,056	227
CBS Corp. Class A	417	25
Viacom Inc. Class A	4	—
		133,059
Financials (17.3%)
Wells Fargo & Co.	357,852	18,172
* Berkshire Hathaway Inc. Class B	122,876	15,770
JPMorgan Chase & Co.	257,698	14,320
Bank of America Corp.	718,713	10,881
Citigroup Inc.	196,134	9,330
Visa Inc. Class A	34,286	7,366
American Express Co.	72,397	6,624

American International Group Inc.	99,541	5,382
MasterCard Inc. Class A	69,868	5,341
US Bancorp	123,693	5,219
Goldman Sachs Group Inc.	27,726	4,431
Simon Property Group Inc.	21,134	3,518
MetLife Inc.	61,135	3,114
PNC Financial Services Group Inc.	36,289	3,094
Capital One Financial Corp.	38,889	3,068
Morgan Stanley	94,261	2,909
Bank of New York Mellon Corp.	77,074	2,664
Prudential Financial Inc.	31,310	2,572
American Tower Corporation	26,831	2,405
BlackRock Inc.	7,396	2,255
Travelers Cos. Inc.	24,025	2,245
ACE Ltd.	20,650	2,142
Aflac Inc.	30,985	1,897
Discover Financial Services	32,043	1,895
Charles Schwab Corp.	74,974	1,890
Marsh & McLennan Cos. Inc.	37,303	1,875
Aon plc	20,571	1,850
BB&T Corp.	48,356	1,834
State Street Corp.	27,893	1,821
Allstate Corp.	30,368	1,769
Crown Castle International Corp.	22,704	1,742
Public Storage	9,965	1,718
CME Group Inc.	21,689	1,562
Chubb Corp.	16,782	1,555
IntercontinentalExchange Group Inc.	7,888	1,549
Franklin Resources Inc.	27,933	1,542
Equity Residential	24,562	1,518
McGraw Hill Financial Inc.	18,488	1,512
Ameriprise Financial Inc.	13,001	1,464
Prologis Inc.	34,052	1,413
SunTrust Banks Inc.	36,465	1,397
T. Rowe Price Group Inc.	16,899	1,378
Ventas Inc.	20,104	1,343
HCP Inc.	31,116	1,299
Boston Properties Inc.	10,390	1,254
Weyerhaeuser Co.	39,869	1,253
Vornado Realty Trust	11,515	1,233
Fifth Third Bancorp	58,094	1,202
Host Hotels & Resorts Inc.	51,601	1,139
Invesco Ltd.	29,539	1,084
Progressive Corp.	36,564	915
Loews Corp.	21,135	912
Northern Trust Corp.	14,430	872
General Growth Properties Inc.	35,811	853
TD Ameritrade Holding Corp.	16,890	512
* Berkshire Hathaway Inc. Class A	1	192
* Washington Prime Group Inc.	68	1
		180,067
Health Care (13.1%)
Johnson & Johnson	192,552	19,536
Pfizer Inc.	434,105	12,863
Merck & Co. Inc.	199,999	11,572
* Gilead Sciences Inc.	104,598	8,494
Amgen Inc.	51,308	5,951

AbbVie Inc.	107,973	5,866
Bristol-Myers Squibb Co.	112,191	5,580
UnitedHealth Group Inc.	67,259	5,356
* Biogen Idec Inc.	16,070	5,132
* Celgene Corp.	27,628	4,228
Abbott Laboratories	104,956	4,199
Medtronic Inc.	68,055	4,153
Eli Lilly & Co.	68,555	4,104
* Express Scripts Holding Co.	52,804	3,774
Allergan Inc.	20,301	3,400
Thermo Fisher Scientific Inc.	26,600	3,110
Baxter International Inc.	36,928	2,748
* Actavis plc	11,833	2,503
Covidien plc	30,673	2,243
* Alexion Pharmaceuticals Inc.	13,437	2,235
WellPoint Inc.	19,267	2,088
Aetna Inc.	24,675	1,914
Cigna Corp.	18,681	1,677
* Regeneron Pharmaceuticals Inc.	5,327	1,635
Stryker Corp.	19,283	1,629
Becton Dickinson and Co.	13,131	1,546
Humana Inc.	10,433	1,299
St. Jude Medical Inc.	19,361	1,257
Zimmer Holdings Inc.	11,588	1,209
* HCA Holdings Inc.	21,015	1,114
Zoetis Inc.	34,149	1,048
* Intuitive Surgical Inc.	2,581	954
* Forest Laboratories Inc.	8,251	782
* Illumina Inc.	4,337	686
Perrigo Co. plc	4,300	594
		136,479
Industrials (11.0%)
General Electric Co.	682,079	18,273
United Technologies Corp.	59,191	6,879
Boeing Co.	48,039	6,497
3M Co.	45,113	6,431
Union Pacific Corp.	30,973	6,172
United Parcel Service Inc. Class B	48,453	5,033
Honeywell International Inc.	50,754	4,728
Caterpillar Inc.	43,404	4,437
Accenture plc Class A	43,249	3,523
Emerson Electric Co.	47,757	3,187
Danaher Corp.	40,327	3,163
Lockheed Martin Corp.	18,550	3,036
FedEx Corp.	20,183	2,910
Precision Castparts Corp.	9,856	2,493
Automatic Data Processing Inc.	31,084	2,477
Eaton Corp. plc	32,351	2,384
Illinois Tool Works Inc.	27,480	2,378
General Dynamics Corp.	19,760	2,334
Deere & Co.	25,209	2,298
Norfolk Southern Corp.	21,113	2,127
Raytheon Co.	21,409	2,089
CSX Corp.	68,536	2,015
Cummins Inc.	12,679	1,939
TE Connectivity Ltd.	27,890	1,658
Northrop Grumman Corp.	13,259	1,612

	PACCAR Inc.	24,114	1,528
	Tyco International Ltd.	31,437	1,372
	Waste Management Inc.	30,136	1,346
	Agilent Technologies Inc.	22,630	1,289
	Parker Hannifin Corp.	10,159	1,272
	Rockwell Automation Inc.	9,449	1,144
*	LinkedIn Corp. Class A	7,057	1,130
	Ingersoll-Rand plc	18,663	1,116
	Dover Corp.	11,674	1,018
	Paychex Inc.	22,138	910
	Republic Services Inc. Class A	18,446	653
	Xerox Corp.	37,979	469
	Fluor Corp.	5,546	416
			113,736
Oil & Gas (10.7%)
	Exxon Mobil Corp.	294,088	29,565
	Chevron Corp.	129,836	15,943
	Schlumberger Ltd.	88,896	9,249
	ConocoPhillips	83,475	6,673
	Occidental Petroleum Corp.	54,147	5,398
	EOG Resources Inc.	37,141	3,930
	Halliburton Co.	55,017	3,556
	Anadarko Petroleum Corp.	34,232	3,521
	Phillips 66	40,055	3,396
	Apache Corp.	26,888	2,507
	National Oilwell Varco Inc.	29,176	2,389
	Baker Hughes Inc.	29,670	2,092
	Pioneer Natural Resources Co.	9,726	2,044
	Valero Energy Corp.	36,217	2,030
	Williams Cos. Inc.	41,937	1,969
	Devon Energy Corp.	26,348	1,947
	Hess Corp.	20,014	1,827
	Noble Energy Inc.	24,456	1,763
	Marathon Oil Corp.	47,351	1,736
	Marathon Petroleum Corp.	18,037	1,612
	Kinder Morgan Inc.	45,644	1,524
	Chesapeake Energy Corp.	40,427	1,161
*	Southwestern Energy Co.	24,151	1,098
*	Cameron International Corp.	14,831	948
*	FMC Technologies Inc.	16,091	934
	Ensco plc Class A	15,932	839
*	Weatherford International Ltd.	23,460	509
*	Continental Resources Inc.	3,206	450
			110,610
Technology (16.8%)
	Apple Inc.	60,725	38,439
	Microsoft Corp.	508,295	20,810
	International Business Machines Corp.	70,809	13,054
*	Google Inc.	19,409	10,888
*	Google Inc. Class A	19,038	10,883
	Oracle Corp.	229,569	9,646
	QUALCOMM Inc.	115,125	9,262
	Intel Corp.	338,207	9,240
	Cisco Systems Inc.	350,662	8,633
*	Facebook Inc. Class A	134,357	8,505
	Hewlett-Packard Co.	129,480	4,338

EMC Corp.	137,769	3,659
Texas Instruments Inc.	73,737	3,464
* Yahoo! Inc.	61,674	2,137
* Adobe Systems Inc.	32,226	2,080
* Salesforce.com Inc.	39,483	2,078
* Micron Technology Inc.	72,202	2,064
Corning Inc.	94,612	2,015
* Cognizant Technology Solutions Corp. Class A	41,322	2,009
Applied Materials Inc.	82,482	1,665
Intuit Inc.	18,376	1,457
Broadcom Corp. Class A	35,945	1,145
Analog Devices Inc.	21,208	1,111
Motorola Solutions Inc.	15,605	1,052
Symantec Corp.	46,746	1,028
NetApp Inc.	22,630	837
* Citrix Systems Inc.	12,566	779
Altera Corp.	21,435	710
CA Inc.	21,181	608
* VMware Inc. Class A	5,783	558
* Juniper Networks Inc.	16,339	400
* Twitter Inc.	8,005	260
		174,814
Telecommunications (2.8%)
Verizon Communications Inc.	281,708	14,074
AT&T Inc.	354,089	12,560
CenturyLink Inc.	39,376	1,483
* T-Mobile US Inc.	19,057	654
* Sprint Corp.	53,212	508
		29,279
Utilities (2.8%)
Duke Energy Corp.	48,161	3,423
NextEra Energy Inc.	29,633	2,885
Dominion Resources Inc.	39,524	2,726
Southern Co.	60,314	2,641
Exelon Corp.	58,294	2,147
Spectra Energy Corp.	45,562	1,849
American Electric Power Co. Inc.	33,112	1,767
Sempra Energy	15,844	1,590
PPL Corp.	42,886	1,505
PG&E Corp.	31,038	1,424
Public Service Enterprise Group Inc.	34,528	1,345
Edison International	22,188	1,223
Consolidated Edison Inc.	19,946	1,097
Xcel Energy Inc.	34,046	1,047
FirstEnergy Corp.	28,558	966
Entergy Corp.	12,133	915
		28,550
Total Common Stocks (Cost $727,327)		1,033,929

	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
2 Vanguard Market Liquidity Fund	0.112%		2,732,065	2,732

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Fannie Mae Discount Notes	0.075%	10/15/14	100	100
[4,5] Federal Home Loan Bank Discount Notes	0.080%	7/18/14	100	100
				200
Total Temporary Cash Investments (Cost $2,932)				2,932
Total Investments (99.9%) (Cost $730,259)				1,036,861
Other Assets and Liabilities-Net (0.1%)				1,271
Net Assets (100%)				1,038,132

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Vanguard Mega Cap Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,033,929	—	—
Temporary Cash Investments	2,732	200	—
Futures Contracts—Assets[1]	8	—	—
Total	1,036,669	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2014	5	2,402	88
E-mini S&P 500 Index	June 2014	19	1,825	51
				139

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2014, the cost of investment securities for tax purposes was $730,259,000. Net unrealized appreciation of investment securities for tax purposes was $306,602,000, consisting of

Vanguard Mega Cap Index Fund

unrealized gains of $312,409,000 on securities that had risen in value since their purchase and $5,807,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Growth Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (1.5%)
Praxair Inc.	60,031	7,938
Ecolab Inc.	55,279	6,036
PPG Industries Inc.	26,854	5,414
Nucor Corp.	32,383	1,640
		21,028
Consumer Goods (9.6%)
Coca-Cola Co.	809,372	33,111
Philip Morris International Inc.	307,396	27,217
Monsanto Co.	107,057	13,045
Colgate-Palmolive Co.	187,567	12,829
NIKE Inc. Class B	144,310	11,099
Lorillard Inc.	73,990	4,600
VF Corp.	71,958	4,535
Estee Lauder Cos. Inc. Class A	48,701	3,731
Mead Johnson Nutrition Co.	41,193	3,685
* Michael Kors Holdings Ltd.	37,451	3,535
* Tesla Motors Inc.	16,343	3,396
Hershey Co.	29,960	2,916
Stanley Black & Decker Inc.	31,820	2,781
Coach Inc.	56,709	2,309
Brown-Forman Corp. Class B	20,931	1,940
		130,729
Consumer Services (20.2%)
Walt Disney Co.	321,942	27,046
Comcast Corp. Class A	481,958	25,158
* Amazon.com Inc.	74,998	23,441
Home Depot Inc.	287,524	23,068
McDonald's Corp.	201,954	20,484
* Priceline Group Inc.	10,635	13,598
* eBay Inc.	237,635	12,055
Starbucks Corp.	146,491	10,729
Twenty-First Century Fox Inc. Class A	295,601	10,467
Costco Wholesale Corp.	89,689	10,406
* DIRECTV	98,746	8,141
Time Warner Cable Inc.	56,679	8,001
TJX Cos. Inc.	137,802	7,503
Yum! Brands Inc.	90,355	6,985
CBS Corp. Class B	115,891	6,908
Viacom Inc. Class B	80,846	6,899
Las Vegas Sands Corp.	82,997	6,351
Lowe's Cos. Inc.	105,204	4,953
* Netflix Inc.	11,597	4,846
* American Airlines Group Inc.	96,323	3,868
* AutoZone Inc.	6,815	3,629
Wynn Resorts Ltd.	16,486	3,544
Twenty-First Century Fox Inc.	91,820	3,164
Starwood Hotels & Resorts Worldwide Inc.	39,231	3,133
Whole Foods Market Inc.	75,655	2,893

* Liberty Interactive Corp. Class A	95,894	2,793
* Bed Bath & Beyond Inc.	41,380	2,518
* DISH Network Corp. Class A	42,469	2,491
Comcast Corp.	47,634	2,469
Gap Inc.	50,154	2,068
* Sirius XM Holdings Inc.	558,682	1,833
* Dollar General Corp.	32,532	1,750
* Hilton Worldwide Holdings Inc.	30,178	683
Viacom Inc. Class A	216	18
CBS Corp. Class A	165	10
		273,903
Financials (11.8%)
Visa Inc. Class A	102,937	22,114
American Express Co.	216,940	19,850
MasterCard Inc. Class A	209,658	16,028
Simon Property Group Inc.	63,427	10,558
American Tower Corporation	80,626	7,226
BlackRock Inc.	22,227	6,777
Charles Schwab Corp.	225,344	5,681
Marsh & McLennan Cos. Inc.	112,030	5,632
Crown Castle International Corp.	68,192	5,232
Public Storage	29,902	5,154
Franklin Resources Inc.	83,740	4,623
IntercontinentalExchange Group Inc.	23,467	4,609
Equity Residential	73,509	4,543
McGraw Hill Financial Inc.	55,320	4,524
Prologis Inc.	101,704	4,222
T. Rowe Price Group Inc.	50,835	4,145
Ventas Inc.	60,162	4,019
HCP Inc.	93,409	3,900
Boston Properties Inc.	31,210	3,766
Weyerhaeuser Co.	119,416	3,752
Vornado Realty Trust	34,420	3,686
Host Hotels & Resorts Inc.	154,716	3,415
Invesco Ltd.	88,563	3,250
General Growth Properties Inc.	108,442	2,584
TD Ameritrade Holding Corp.	50,579	1,535
		160,825
Health Care (11.2%)
* Gilead Sciences Inc.	313,995	25,500
Amgen Inc.	154,189	17,884
AbbVie Inc.	324,305	17,620
* Biogen Idec Inc.	48,258	15,412
* Celgene Corp.	82,855	12,679
* Express Scripts Holding Co.	158,323	11,315
Allergan Inc.	60,875	10,194
* Actavis plc	35,546	7,520
* Alexion Pharmaceuticals Inc.	40,428	6,724
* Regeneron Pharmaceuticals Inc.	15,949	4,896
Stryker Corp.	57,834	4,886
Thermo Fisher Scientific Inc.	40,051	4,682
Zoetis Inc.	102,279	3,140
* Intuitive Surgical Inc.	7,765	2,871
* Forest Laboratories Inc.	24,807	2,351
* Illumina Inc.	13,042	2,064

	Perrigo Co. plc	12,924	1,786
			151,524
Industrials (9.7%)
	Boeing Co.	144,136	19,494
	3M Co.	135,339	19,293
	Union Pacific Corp.	92,823	18,497
	United Parcel Service Inc. Class B	145,235	15,087
	Accenture plc Class A	129,906	10,581
	Danaher Corp.	121,166	9,503
	Precision Castparts Corp.	29,638	7,498
	Automatic Data Processing Inc.	93,323	7,436
	Cummins Inc.	38,170	5,837
	PACCAR Inc.	72,167	4,572
	Agilent Technologies Inc.	68,136	3,880
	Rockwell Automation Inc.	28,307	3,427
*	LinkedIn Corp. Class A	21,086	3,376
	Paychex Inc.	66,975	2,753
			131,234
Oil & Gas (7.7%)
	Schlumberger Ltd.	266,655	27,743
	EOG Resources Inc.	111,515	11,798
	Halliburton Co.	164,859	10,656
	Anadarko Petroleum Corp.	102,895	10,584
	National Oilwell Varco Inc.	87,422	7,157
	Pioneer Natural Resources Co.	29,160	6,128
	Williams Cos. Inc.	125,777	5,907
	Noble Energy Inc.	73,559	5,301
	Kinder Morgan Inc.	136,891	4,571
*	Southwestern Energy Co.	71,840	3,267
*	Cameron International Corp.	44,341	2,836
*	FMC Technologies Inc.	48,204	2,799
	Ensco plc Class A	47,535	2,503
*	Weatherford International Ltd.	70,665	1,533
*	Continental Resources Inc.	9,422	1,322
			104,105
Technology (28.1%)
	Apple Inc.	182,186	115,324
	International Business Machines Corp.	212,644	39,203
*	Google Inc.	58,247	32,675
*	Google Inc. Class A	57,131	32,659
	Oracle Corp.	688,486	28,930
	QUALCOMM Inc.	345,189	27,771
*	Facebook Inc. Class A	403,295	25,529
	EMC Corp.	413,594	10,985
	Texas Instruments Inc.	220,658	10,367
*	Yahoo! Inc.	185,449	6,426
*	Adobe Systems Inc.	96,853	6,251
*	Salesforce.com Inc.	118,266	6,224
*	Micron Technology Inc.	216,478	6,189
*	Cognizant Technology Solutions Corp. Class A	124,088	6,032
	Applied Materials Inc.	247,367	4,994
	Intuit Inc.	55,027	4,363
	Analog Devices Inc.	63,891	3,347
	Motorola Solutions Inc.	46,727	3,150
	NetApp Inc.	67,748	2,507
*	Citrix Systems Inc.	37,576	2,329

	Altera Corp.			64,870	2,149
*	VMware Inc. Class A			17,253	1,665
*	Juniper Networks Inc.			48,401	1,184
*	Twitter Inc.			24,115	782
					381,035
	Telecommunications (0.1%)
*	T-Mobile US Inc.			28,567	981

	Total Common Stocks (Cost $974,663)				1,355,364
		Coupon
	Temporary Cash Investments (0.1%)[1]
	Money Market Fund (0.1%)
2	Vanguard Market Liquidity Fund	0.112%		1,801,880	1,802

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
	[3,4] Federal Home Loan Bank Discount Notes	0.060%	8/13/14	200	200
	Total Temporary Cash Investments (Cost $2,002)				2,002
	Total Investments (100.0%) (Cost $976,665)				1,357,366
	Other Assets and Liabilities-Net (0.0%)				(154)
	Net Assets (100%)				1,357,212

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Mega Cap Growth Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,355,364	—	—
Temporary Cash Investments	1,802	200	—
Futures Contracts—Assets[1]	4	—	—
Total	1,357,170	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Mega Cap Growth Index Fund

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2014	2	961	35
E-mini S&P 500 Index	June 2014	10	961	32
				67

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2014, the cost of investment securities for tax purposes was $976,665,000. Net unrealized appreciation of investment securities for tax purposes was $380,701,000, consisting of unrealized gains of $387,480,000 on securities that had risen in value since their purchase and $6,779,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Value Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (3.4%)
EI du Pont de Nemours & Co.	108,225	7,501
Dow Chemical Co.	141,942	7,398
LyondellBasell Industries NV Class A	53,914	5,368
Freeport-McMoRan Copper & Gold Inc.	121,071	4,123
Air Products & Chemicals Inc.	24,684	2,961
International Paper Co.	51,172	2,437
Mosaic Co.	37,807	1,890
Newmont Mining Corp.	57,497	1,316
Nucor Corp.	18,582	941
		33,935
Consumer Goods (9.8%)
Procter & Gamble Co.	316,687	25,585
PepsiCo Inc.	178,598	15,776
Altria Group Inc.	232,781	9,674
Ford Motor Co.	452,283	7,435
Mondelez International Inc. Class A	188,509	7,092
General Motors Co.	148,584	5,138
Kimberly-Clark Corp.	44,273	4,974
Kraft Foods Group Inc.	69,673	4,143
General Mills Inc.	72,919	4,005
Johnson Controls Inc.	77,555	3,751
Archer-Daniels-Midland Co.	77,017	3,461
Kellogg Co.	33,487	2,310
Reynolds American Inc.	37,696	2,248
Activision Blizzard Inc.	58,454	1,215
Campbell Soup Co.	22,066	1,013
		97,820
Consumer Services (7.1%)
Wal-Mart Stores Inc.	188,853	14,498
CVS Caremark Corp.	137,986	10,807
Walgreen Co.	99,809	7,177
Time Warner Inc.	98,991	6,913
McKesson Corp.	26,871	5,096
Target Corp.	73,970	4,199
Delta Air Lines Inc.	99,203	3,959
Cardinal Health Inc.	40,125	2,834
Lowe's Cos. Inc.	60,031	2,826
Kroger Co.	56,240	2,685
Sysco Corp.	68,410	2,567
Omnicom Group Inc.	30,091	2,141
Carnival Corp.	51,749	2,071
* Liberty Media Corp. Class A	10,979	1,396
Macy's Inc.	21,368	1,280
Kohl's Corp.	22,429	1,221
		71,670
Financials (21.6%)
Wells Fargo & Co.	614,273	31,193
* Berkshire Hathaway Inc. Class B	211,882	27,193

JPMorgan Chase & Co.	442,276	24,577
Bank of America Corp.	1,233,632	18,677
Citigroup Inc.	336,790	16,021
American International Group Inc.	170,981	9,245
US Bancorp	212,520	8,966
Goldman Sachs Group Inc.	47,572	7,603
MetLife Inc.	104,908	5,343
PNC Financial Services Group Inc.	62,326	5,315
Capital One Financial Corp.	66,814	5,271
Morgan Stanley	161,313	4,978
Bank of New York Mellon Corp.	132,366	4,575
Prudential Financial Inc.	53,846	4,424
Travelers Cos. Inc.	41,242	3,854
ACE Ltd.	35,315	3,663
Aflac Inc.	53,236	3,260
Discover Financial Services	54,988	3,251
Aon plc	35,272	3,172
BB&T Corp.	82,888	3,143
State Street Corp.	47,939	3,129
Allstate Corp.	52,267	3,045
CME Group Inc.	37,230	2,681
Chubb Corp.	28,680	2,658
Ameriprise Financial Inc.	22,253	2,506
SunTrust Banks Inc.	62,537	2,396
Fifth Third Bancorp	99,267	2,054
Progressive Corp.	62,692	1,569
Loews Corp.	36,293	1,565
Northern Trust Corp.	24,941	1,506
* Berkshire Hathaway Inc. Class A	1	192
		217,025
Health Care (14.7%)
Johnson & Johnson	330,422	33,525
Pfizer Inc.	745,073	22,076
Merck & Co. Inc.	343,270	19,862
Bristol-Myers Squibb Co.	192,628	9,581
UnitedHealth Group Inc.	115,561	9,202
Abbott Laboratories	180,009	7,202
Medtronic Inc.	116,788	7,128
Eli Lilly & Co.	117,569	7,038
Baxter International Inc.	63,407	4,718
Covidien plc	52,636	3,848
WellPoint Inc.	32,961	3,572
Aetna Inc.	42,456	3,292
Cigna Corp.	31,890	2,863
Thermo Fisher Scientific Inc.	22,820	2,668
Becton Dickinson and Co.	22,479	2,646
Humana Inc.	17,930	2,232
St. Jude Medical Inc.	33,085	2,147
Zimmer Holdings Inc.	19,809	2,067
* HCA Holdings Inc.	35,979	1,906
		147,573
Industrials (12.0%)
General Electric Co.	1,170,657	31,362
United Technologies Corp.	101,629	11,811
Honeywell International Inc.	87,014	8,105
Caterpillar Inc.	74,491	7,615

Emerson Electric Co.	82,003	5,472
Lockheed Martin Corp.	31,753	5,196
FedEx Corp.	34,667	4,998
Illinois Tool Works Inc.	47,221	4,087
Eaton Corp. plc	55,430	4,085
General Dynamics Corp.	33,919	4,006
Deere & Co.	43,257	3,944
Norfolk Southern Corp.	36,126	3,640
Raytheon Co.	36,804	3,591
CSX Corp.	117,640	3,459
TE Connectivity Ltd.	47,844	2,845
Northrop Grumman Corp.	22,744	2,765
Tyco International Ltd.	53,617	2,340
Waste Management Inc.	51,523	2,302
Parker Hannifin Corp.	17,443	2,184
Ingersoll-Rand plc	32,025	1,916
Dover Corp.	19,905	1,735
Republic Services Inc. Class A	31,477	1,114
Xerox Corp.	65,280	806
Fluor Corp.	9,470	711
		120,089
Oil & Gas (13.0%)
Exxon Mobil Corp.	504,599	50,727
Chevron Corp.	222,928	27,373
ConocoPhillips	143,233	11,450
Occidental Petroleum Corp.	92,743	9,246
Phillips 66	68,729	5,828
Apache Corp.	46,178	4,305
Baker Hughes Inc.	50,910	3,590
Valero Energy Corp.	62,198	3,486
Devon Energy Corp.	45,196	3,340
Hess Corp.	34,220	3,124
Marathon Oil Corp.	81,472	2,987
Marathon Petroleum Corp.	30,908	2,763
Chesapeake Energy Corp.	69,579	1,998
		130,217
Technology (8.2%)
Microsoft Corp.	872,429	35,717
Intel Corp.	580,630	15,863
Cisco Systems Inc.	601,596	14,811
Hewlett-Packard Co.	222,003	7,437
Corning Inc.	162,566	3,463
Broadcom Corp. Class A	62,056	1,978
Symantec Corp.	80,915	1,779
CA Inc.	36,417	1,045
		82,093
Telecommunications (5.0%)
Verizon Communications Inc.	483,602	24,161
AT&T Inc.	608,041	21,567
CenturyLink Inc.	67,573	2,545
* Sprint Corp.	92,096	880
* T-Mobile US Inc.	16,288	559
		49,712
Utilities (4.9%)
Duke Energy Corp.	82,502	5,864
NextEra Energy Inc.	50,889	4,955

Dominion Resources Inc.			67,840	4,678
Southern Co.			103,698	4,540
Exelon Corp.			99,951	3,681
Spectra Energy Corp.			78,116	3,170
American Electric Power Co. Inc.			56,881	3,035
Sempra Energy			27,182	2,728
PPL Corp.			73,607	2,583
PG&E Corp.			53,436	2,451
Public Service Enterprise Group Inc.			59,122	2,303
Edison International			38,031	2,097
Consolidated Edison Inc.			34,254	1,884
Xcel Energy Inc.			58,343	1,795
FirstEnergy Corp.			48,695	1,647
Entergy Corp.			20,861	1,573
				48,984
Total Common Stocks (Cost $778,151)				999,118
	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
2 Vanguard Market Liquidity Fund	0.112%		491,059	491

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Fannie Mae Discount Notes	0.075%	10/15/14	100	100
[3,4] Freddie Mac Discount Notes	0.105%	6/18/14	100	100
				200
Total Temporary Cash Investments (Cost $691)				691
Total Investments (99.8%) (Cost $778,842)				999,809
Other Assets and Liabilities-Net (0.2%)				2,400
Net Assets (100%)				1,002,209

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such

Mega Cap Value Index Fund

factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	999,118	—	—
Temporary Cash Investments	491	200	—
Futures Contracts—Assets[1]	5	—	—
Total	999,614	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Mega Cap Value Index Fund

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
E-mini S&P 500 Index	June 2014	20	1,921	56
S&P 500 Index	June 2014	2	961	35
				91

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2014, the cost of investment securities for tax purposes was $778,842,000. Net unrealized appreciation of investment securities for tax purposes was $220,967,000, consisting of unrealized gains of $225,347,000 on securities that had risen in value since their purchase and $4,380,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments
As of May 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.1%)
U.S. Government Securities (100.1%)
United States Treasury Strip Coupon	0.000%	8/15/34	36,615	18,519
United States Treasury Strip Coupon	0.000%	11/15/34	35,200	17,633
United States Treasury Strip Coupon	0.000%	2/15/35	34,765	17,249
United States Treasury Strip Coupon	0.000%	5/15/35	37,740	18,552
United States Treasury Strip Coupon	0.000%	8/15/35	37,815	18,435
United States Treasury Strip Coupon	0.000%	11/15/35	39,860	19,220
United States Treasury Strip Coupon	0.000%	2/15/36	35,225	16,845
United States Treasury Strip Coupon	0.000%	5/15/36	40,580	19,215
United States Treasury Strip Coupon	0.000%	8/15/36	34,500	16,175
United States Treasury Strip Coupon	0.000%	11/15/36	37,715	17,517
United States Treasury Strip Coupon	0.000%	2/15/37	43,070	19,832
United States Treasury Strip Coupon	0.000%	5/15/37	34,150	15,552
United States Treasury Strip Coupon	0.000%	8/15/37	31,170	14,075
United States Treasury Strip Coupon	0.000%	11/15/37	37,450	16,750
United States Treasury Strip Coupon	0.000%	2/15/38	37,685	16,687
United States Treasury Strip Coupon	0.000%	5/15/38	39,165	17,190
United States Treasury Strip Coupon	0.000%	8/15/38	37,345	16,216
United States Treasury Strip Coupon	0.000%	11/15/38	37,200	15,996
United States Treasury Strip Coupon	0.000%	2/15/39	34,500	14,673
United States Treasury Strip Coupon	0.000%	5/15/39	34,650	14,615
United States Treasury Strip Coupon	0.000%	8/15/39	37,705	15,742
United States Treasury Strip Coupon	0.000%	11/15/39	32,230	13,353
United States Treasury Strip Coupon	0.000%	2/15/40	29,500	12,097
United States Treasury Strip Coupon	0.000%	5/15/40	42,715	17,323
United States Treasury Strip Coupon	0.000%	8/15/40	35,550	14,292
United States Treasury Strip Coupon	0.000%	11/15/40	40,835	16,283
United States Treasury Strip Coupon	0.000%	2/15/41	36,650	14,454
United States Treasury Strip Coupon	0.000%	5/15/41	42,700	16,710
United States Treasury Strip Coupon	0.000%	8/15/41	34,500	13,361
United States Treasury Strip Coupon	0.000%	11/15/41	34,700	13,308
United States Treasury Strip Coupon	0.000%	2/15/42	55,315	21,037
United States Treasury Strip Coupon	0.000%	5/15/42	38,825	14,626
United States Treasury Strip Coupon	0.000%	8/15/42	45,300	16,870
United States Treasury Strip Coupon	0.000%	11/15/42	46,325	17,126
United States Treasury Strip Coupon	0.000%	2/15/43	55,310	20,288
United States Treasury Strip Coupon	0.000%	5/15/43	44,340	16,101
United States Treasury Strip Coupon	0.000%	8/15/43	22,250	8,003
United States Treasury Strip Coupon	0.000%	11/15/43	13,050	4,668
United States Treasury Strip Coupon	0.000%	2/15/44	12,050	4,243
United States Treasury Strip Coupon	0.000%	5/15/44	50	17
United States Treasury Strip Principal	0.000%	2/15/36	36,470	17,910
United States Treasury Strip Principal	0.000%	2/15/37	35,850	16,905
United States Treasury Strip Principal	0.000%	5/15/37	32,720	15,246
United States Treasury Strip Principal	0.000%	2/15/38	32,500	14,656
United States Treasury Strip Principal	0.000%	5/15/38	28,145	12,586
United States Treasury Strip Principal	0.000%	2/15/39	30,775	13,344
United States Treasury Strip Principal	0.000%	5/15/39	29,235	12,564
United States Treasury Strip Principal	0.000%	8/15/39	28,705	12,217
United States Treasury Strip Principal	0.000%	11/15/39	29,825	12,589

United States Treasury Strip Principal	0.000%	2/15/40	35,925	15,038
United States Treasury Strip Principal	0.000%	5/15/40	31,200	12,924
United States Treasury Strip Principal	0.000%	8/15/40	37,820	15,515
United States Treasury Strip Principal	0.000%	11/15/40	32,655	13,276
United States Treasury Strip Principal	0.000%	2/15/41	39,360	15,904
United States Treasury Strip Principal	0.000%	5/15/41	35,700	14,274
United States Treasury Strip Principal	0.000%	8/15/41	40,745	16,082
United States Treasury Strip Principal	0.000%	11/15/41	40,550	15,789
United States Treasury Strip Principal	0.000%	2/15/42	36,425	14,024
United States Treasury Strip Principal	0.000%	5/15/42	35,785	13,632
United States Treasury Strip Principal	0.000%	8/15/42	45,025	16,937
United States Treasury Strip Principal	0.000%	11/15/42	50,985	18,972
United States Treasury Strip Principal	0.000%	2/15/43	54,085	19,923
United States Treasury Strip Principal	0.000%	5/15/43	65,700	23,924
United States Treasury Strip Principal	0.000%	8/15/43	57,890	20,872
United States Treasury Strip Principal	0.000%	11/15/43	53,525	19,085
United States Treasury Strip Principal	0.000%	2/15/44	27,550	9,731
United States Treasury Strip Principal	0.000%	5/15/44	2,000	700
Total U.S. Government and Agency Obligations (Cost $917,088)				1,015,467
			Shares
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $117)	0.112%		117,175	117

Total Investments (100.1%) (Cost $917,205)				1,015,584
Other Assets and Liabilities-Net (-0.1%)				(660)
Net Assets (100%)				1,014,924

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Extended Duration Treasury Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,015,467	—
Temporary Cash Investments	117	—	—
Total	117	1,015,467	—

C. At May 31, 2014, the cost of investment securities for tax purposes was $917,205,000. Net unrealized appreciation of investment securities for tax purposes was $98,379,000, consisting of unrealized gains of $105,572,000 on securities that had risen in value since their purchase and $7,193,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Auto Components (4.7%)
Johnson Controls Inc.	311,433	15,061
Delphi Automotive plc	143,741	9,927
BorgWarner Inc.	106,895	6,723
Autoliv Inc.	44,178	4,683
* TRW Automotive Holdings Corp.	53,585	4,548
Lear Corp.	36,117	3,180
Goodyear Tire & Rubber Co.	116,479	3,072
Gentex Corp.	68,286	1,975
* Visteon Corp.	21,648	1,973
* Tenneco Inc.	28,838	1,838
Dana Holding Corp.	69,105	1,530
Cooper Tire & Rubber Co.	28,771	801
* Dorman Products Inc.	14,585	775
* Gentherm Inc.	15,425	634
* American Axle & Manufacturing Holdings Inc.	31,996	593
Drew Industries Inc.	10,746	521
Standard Motor Products Inc.	9,615	399
* Modine Manufacturing Co.	21,461	328
* Tower International Inc.	9,701	297
* Federal-Mogul Holdings Corp.	14,004	232
Superior Industries International Inc.	10,515	209
* Stoneridge Inc.	12,121	116
* Fox Factory Holding Corp.	6,009	103
		59,518
Automobiles (5.3%)
Ford Motor Co.	1,726,085	28,377
General Motors Co.	596,677	20,633
* Tesla Motors Inc.	40,476	8,410
Harley-Davidson Inc.	103,232	7,354
Thor Industries Inc.	22,559	1,353
* Winnebago Industries Inc.	12,870	319
		66,446
Distributors (1.0%)
Genuine Parts Co.	72,078	6,223
* LKQ Corp.	141,444	3,924
Pool Corp.	21,101	1,218
Core-Mark Holding Co. Inc.	5,277	436
Weyco Group Inc.	2,944	80
		11,881
Diversified Consumer Services (1.4%)
H&R Block Inc.	128,932	3,840
Service Corp. International	99,666	1,995
Graham Holdings Co. Class B	2,205	1,493
* Apollo Education Group Inc.	47,491	1,273
DeVry Education Group Inc.	26,873	1,135
Sotheby's	27,570	1,088
Hillenbrand Inc.	29,590	896
* Grand Canyon Education Inc.	20,107	886

*	Bright Horizons Family Solutions Inc.	15,483	604
	Matthews International Corp. Class A	13,073	536
	Regis Corp.	27,556	379
*	K12 Inc.	16,318	375
*	Ascent Capital Group Inc. Class A	5,749	355
	Capella Education Co.	5,525	316
*	American Public Education Inc.	8,271	292
*	Strayer Education Inc.	5,136	281
	Weight Watchers International Inc.	13,013	271
*	Steiner Leisure Ltd.	6,028	242
*	LifeLock Inc.	21,312	239
	Carriage Services Inc. Class A	7,704	142
*,^ ITT Educational Services Inc.		7,915	136
*	Career Education Corp.	28,714	134
	Universal Technical Institute Inc.	9,792	111
*	Bridgepoint Education Inc.	7,188	93
			17,112
Hotels, Restaurants & Leisure (15.8%)
	McDonald's Corp.	464,295	47,093
	Starbucks Corp.	354,529	25,966
	Yum! Brands Inc.	207,767	16,062
	Las Vegas Sands Corp.	190,546	14,581
	Wynn Resorts Ltd.	37,979	8,164
*	Chipotle Mexican Grill Inc. Class A	14,545	7,957
	Carnival Corp.	180,557	7,228
	Starwood Hotels & Resorts Worldwide Inc.	90,315	7,212
	Marriott International Inc. Class A	110,597	6,815
*	MGM Resorts International	183,977	4,737
	Wyndham Worldwide Corp.	60,020	4,437
	Royal Caribbean Cruises Ltd.	77,861	4,305
	Darden Restaurants Inc.	61,609	3,088
	Dunkin' Brands Group Inc.	50,359	2,254
	Domino's Pizza Inc.	26,143	1,894
*	Panera Bread Co. Class A	12,286	1,887
	Brinker International Inc.	31,634	1,571
	International Game Technology	117,429	1,474
*	Norwegian Cruise Line Holdings Ltd.	43,626	1,472
*	Buffalo Wild Wings Inc.	8,750	1,264
	Six Flags Entertainment Corp.	31,140	1,260
*	Hyatt Hotels Corp. Class A	20,539	1,256
*	Hilton Worldwide Holdings Inc.	55,429	1,254
	Vail Resorts Inc.	16,973	1,183
	Jack in the Box Inc.	19,746	1,140
*	Bally Technologies Inc.	18,335	1,082
	Cheesecake Factory Inc.	23,440	1,075
	Wendy's Co.	127,540	1,046
*	Life Time Fitness Inc.	18,674	993
	Cracker Barrel Old Country Store Inc.	8,910	896
	Burger King Worldwide Inc.	33,449	859
	Aramark	32,565	859
*	Marriott Vacations Worldwide Corp.	13,925	789
	Texas Roadhouse Inc. Class A	31,199	789
*	Bloomin' Brands Inc.	35,507	740
	SeaWorld Entertainment Inc.	23,592	720
*	Pinnacle Entertainment Inc.	28,197	696
	Choice Hotels International Inc.	15,340	690
	Papa John's International Inc.	15,168	658

	DineEquity Inc.	8,102	643
*	Krispy Kreme Doughnuts Inc.	30,955	583
*	Orient-Express Hotels Ltd. Class A	44,248	582
	Bob Evans Farms Inc.	12,383	553
	Churchill Downs Inc.	6,310	544
*	Sonic Corp.	25,234	525
*	Caesars Entertainment Corp.	27,236	497
*	Popeyes Louisiana Kitchen Inc.	11,401	489
*	Fiesta Restaurant Group Inc.	11,984	483
*	Red Robin Gourmet Burgers Inc.	6,453	465
	Extended Stay America Inc.	19,304	427
*	Multimedia Games Holding Co. Inc.	14,368	413
*	Boyd Gaming Corp.	36,702	402
*	BJ's Restaurants Inc.	12,508	395
	International Speedway Corp. Class A	12,516	389
	Interval Leisure Group Inc.	18,908	387
*	Penn National Gaming Inc.	31,655	369
*	Diamond Resorts International Inc.	15,934	307
*	Del Frisco's Restaurant Group Inc.	10,685	289
*	Denny's Corp.	41,711	271
*	Caesars Acquisition Co. Class A	22,294	269
*	Biglari Holdings Inc.	621	262
*	Chuy's Holdings Inc.	7,398	242
*,^ Noodles & Co. Class A		7,074	235
*	Ruby Tuesday Inc.	28,914	228
*	Scientific Games Corp. Class A	22,764	204
	Ruth's Hospitality Group Inc.	16,315	200
	ClubCorp Holdings Inc.	10,510	185
	Marcus Corp.	8,948	150
*	Bravo Brio Restaurant Group Inc.	8,216	130
	Speedway Motorsports Inc.	6,077	112
*	Potbelly Corp.	6,839	108
	Einstein Noah Restaurant Group Inc.	4,825	74
*	Ignite Restaurant Group Inc.	4,410	68
*	Isle of Capri Casinos Inc.	9,869	67
			198,993
Household Durables (4.1%)
	Whirlpool Corp.	36,267	5,206
*	Mohawk Industries Inc.	29,013	3,936
	Newell Rubbermaid Inc.	130,758	3,829
*	Jarden Corp.	59,342	3,358
	Harman International Industries Inc.	31,824	3,343
	Lennar Corp. Class A	81,302	3,325
	Garmin Ltd.	55,275	3,256
	DR Horton Inc.	137,158	3,248
	PulteGroup Inc.	160,905	3,147
*	Toll Brothers Inc.	78,768	2,853
*	NVR Inc.	1,992	2,218
	Leggett & Platt Inc.	65,127	2,209
	Tupperware Brands Corp.	23,797	1,992
*	Tempur Sealy International Inc.	28,417	1,562
	Ryland Group Inc.	21,852	824
*	Helen of Troy Ltd.	13,361	774
*	Meritage Homes Corp.	17,298	694
	La-Z-Boy Inc.	24,686	603
	KB Home	35,322	582
*	Standard Pacific Corp.	72,261	580

	MDC Holdings Inc.	18,636	533
*,^ iRobot Corp.		12,810	453
*	Taylor Morrison Home Corp. Class A	15,347	327
*	Universal Electronics Inc.	7,177	326
	Ethan Allen Interiors Inc.	12,421	291
*	Cavco Industries Inc.	3,788	291
*	M/I Homes Inc.	12,065	275
*	Libbey Inc.	10,078	272
*	Hovnanian Enterprises Inc. Class A	52,735	247
*	Beazer Homes USA Inc.	11,275	221
*	William Lyon Homes Class A	7,845	206
*	WCI Communities Inc.	8,531	158
*	TRI Pointe Homes Inc.	8,125	124
	NACCO Industries Inc. Class A	2,212	120
	CSS Industries Inc.	3,816	92
*	LGI Homes Inc.	4,873	78
			51,553
Internet & Catalog Retail (9.8%)
*	Amazon.com Inc.	183,140	57,240
*	Priceline Group Inc.	24,470	31,288
*	Netflix Inc.	26,664	11,141
*	Liberty Interactive Corp. Class A	220,043	6,410
*	TripAdvisor Inc.	54,585	5,304
	Expedia Inc.	49,236	3,609
*	Liberty Ventures Class A	33,310	2,212
*	HomeAway Inc.	41,198	1,269
*	Groupon Inc. Class A	207,668	1,221
	HSN Inc.	16,168	899
*	Shutterfly Inc.	17,927	737
*	RetailMeNot Inc.	13,034	332
*	FTD Cos. Inc.	8,752	262
*,^ Lands' End Inc.		8,342	232
	Nutrisystem Inc.	13,622	225
*	Blue Nile Inc.	6,166	190
*	Orbitz Worldwide Inc.	23,195	172
*	Overstock.com Inc.	8,159	124
	PetMed Express Inc.	9,068	121
*	1-800-Flowers.com Inc. Class A	11,576	65
			123,053
Leisure Equipment & Products (1.3%)
	Mattel Inc.	159,602	6,197
	Polaris Industries Inc.	29,194	3,764
	Hasbro Inc.	54,998	2,953
	Brunswick Corp.	43,429	1,872
	Sturm Ruger & Co. Inc.	9,046	548
*	Smith & Wesson Holding Corp.	25,695	408
	Callaway Golf Co.	36,886	296
	Arctic Cat Inc.	6,484	242
*	LeapFrog Enterprises Inc.	29,529	205
*	Black Diamond Inc.	10,401	112
			16,597
Media (27.7%)
	Walt Disney Co.	780,783	65,594
	Comcast Corp. Class A	916,875	47,861
	Time Warner Inc.	418,730	29,240
	Twenty-First Century Fox Inc. Class A	708,095	25,074

* DIRECTV	226,976	18,712
Time Warner Cable Inc.	130,123	18,368
Comcast Corp.	300,140	15,559
CBS Corp. Class B	260,034	15,501
Viacom Inc. Class B	181,518	15,489
* Liberty Global plc	248,852	10,651
Omnicom Group Inc.	121,409	8,638
Twenty-First Century Fox Inc.	181,998	6,272
* DISH Network Corp. Class A	103,520	6,073
* Liberty Media Corp. Class A	44,060	5,601
* Discovery Communications Inc. Class A	68,858	5,299
* Charter Communications Inc. Class A	34,919	4,998
* Sirius XM Holdings Inc.	1,430,139	4,691
* Liberty Global plc Class A	104,031	4,683
Interpublic Group of Cos. Inc.	199,024	3,805
* News Corp. Class A	183,557	3,132
Scripps Networks Interactive Inc. Class A	39,416	3,014
Gannett Co. Inc.	107,212	2,979
* Discovery Communications Inc.	37,744	2,829
Lamar Advertising Co. Class A	37,617	1,856
* AMC Networks Inc. Class A	28,611	1,770
* Madison Square Garden Co. Class A	29,744	1,631
Cablevision Systems Corp. Class A	90,866	1,602
* Live Nation Entertainment Inc.	65,815	1,561
Cinemark Holdings Inc.	48,716	1,536
* Starz	39,825	1,219
John Wiley & Sons Inc. Class A	22,052	1,208
Lions Gate Entertainment Corp.	39,598	1,035
Sinclair Broadcast Group Inc. Class A	32,030	947
New York Times Co. Class A	63,046	937
* DreamWorks Animation SKG Inc. Class A	32,370	909
Regal Entertainment Group Class A	39,891	778
Meredith Corp.	16,965	763
* News Corp. Class B	45,852	761
Morningstar Inc.	9,378	667
Nexstar Broadcasting Group Inc. Class A	14,329	666
National CineMedia Inc.	28,427	445
Scholastic Corp.	13,341	425
* Loral Space & Communications Inc.	5,752	416
* Carmike Cinemas Inc.	10,178	350
* Cumulus Media Inc. Class A	53,258	337
* Media General Inc.	18,543	329
* EW Scripps Co. Class A	14,804	289
* AMC Entertainment Holdings Inc.	10,116	229
* SFX Entertainment Inc.	22,772	167
* New Media Investment Group Inc.	11,636	163
World Wrestling Entertainment Inc. Class A	14,369	162
Harte-Hanks Inc.	21,399	152
* McClatchy Co. Class A	28,782	148
Clear Channel Outdoor Holdings Inc. Class A	16,670	136
* Journal Communications Inc. Class A	15,176	125
* Sizmek Inc.	10,482	102
* Entercom Communications Corp. Class A	9,115	95
* ReachLocal Inc.	3,744	22
		348,001
Multiline Retail (4.6%)
Target Corp.	282,017	16,007

	Macy's Inc.	171,170	10,251
*	Dollar General Corp.	150,299	8,083
	Kohl's Corp.	100,548	5,474
*	Dollar Tree Inc.	97,600	5,176
	Nordstrom Inc.	67,190	4,573
	Family Dollar Stores Inc.	48,029	2,815
	Dillard's Inc. Class A	12,179	1,373
*,^ JC Penney Co. Inc.		142,221	1,279
*	Big Lots Inc.	27,205	1,155
*,^ Sears Holdings Corp.		25,039	1,053
*	Burlington Stores Inc.	13,837	393
*	Tuesday Morning Corp.	20,318	328
	Fred's Inc. Class A	17,205	263
			58,223
Specialty Retail (17.7%)
	Home Depot Inc.	660,631	53,002
	Lowe's Cos. Inc.	483,115	22,745
	TJX Cos. Inc.	333,562	18,162
*	AutoZone Inc.	15,814	8,421
*	O'Reilly Automotive Inc.	49,815	7,370
	Ross Stores Inc.	100,797	6,900
	L Brands Inc.	115,729	6,642
*	Bed Bath & Beyond Inc.	99,881	6,078
	Tiffany & Co.	59,973	5,962
	Gap Inc.	114,986	4,741
*	CarMax Inc.	104,656	4,637
	Advance Auto Parts Inc.	34,392	4,270
	Tractor Supply Co.	65,209	4,240
	Best Buy Co. Inc.	137,985	3,817
	Signet Jewelers Ltd.	35,702	3,788
	Staples Inc.	307,866	3,463
	Foot Locker Inc.	68,836	3,316
	Williams-Sonoma Inc.	42,105	2,818
	PetSmart Inc.	46,405	2,667
*	Ulta Salon Cosmetics & Fragrance Inc.	28,548	2,424
	Dick's Sporting Goods Inc.	47,423	2,108
*	AutoNation Inc.	36,444	2,083
	GameStop Corp. Class A	54,302	2,055
*	Sally Beauty Holdings Inc.	77,227	1,979
*	Urban Outfitters Inc.	55,624	1,864
	GNC Holdings Inc. Class A	44,144	1,630
*	Cabela's Inc.	23,226	1,422
	Abercrombie & Fitch Co.	35,747	1,359
*	Office Depot Inc.	236,440	1,211
	CST Brands Inc.	35,583	1,177
*	Murphy USA Inc.	22,001	1,119
	Chico's FAS Inc.	70,706	1,072
*	Ascena Retail Group Inc.	63,975	1,068
*	Lumber Liquidators Holdings Inc.	13,036	1,013
	Aaron's Inc.	30,338	996
	Penske Automotive Group Inc.	21,372	994
*	Restoration Hardware Holdings Inc.	14,635	973
	Men's Wearhouse Inc.	18,914	941
	DSW Inc. Class A	35,286	884
	American Eagle Outfitters Inc.	82,269	883
	Lithia Motors Inc. Class A	10,816	848
*	Jos A Bank Clothiers Inc.	13,060	848

*	Asbury Automotive Group Inc.	13,031	842
*	Genesco Inc.	11,131	834
*	ANN Inc.	21,373	831
	Group 1 Automotive Inc.	10,181	820
	Pier 1 Imports Inc.	45,838	807
	Monro Muffler Brake Inc.	14,346	775
	Guess? Inc.	29,735	758
*	Five Below Inc.	20,266	734
	Rent-A-Center Inc.	24,850	695
	Finish Line Inc. Class A	23,646	678
*	Hibbett Sports Inc.	12,134	638
*	Vitamin Shoppe Inc.	14,377	618
	Buckle Inc.	13,599	610
*	Conn's Inc.	12,696	592
*	Outerwall Inc.	8,164	577
	Brown Shoe Co. Inc.	18,908	532
	Children's Place Retail Stores Inc.	10,704	518
*	Express Inc.	38,404	484
*	Select Comfort Corp.	25,672	476
	Sonic Automotive Inc. Class A	16,055	423
	Cato Corp. Class A	13,362	385
*	Barnes & Noble Inc.	18,229	331
*	Francesca's Holdings Corp.	20,487	314
*	Zumiez Inc.	10,488	288
*	Mattress Firm Holding Corp.	6,390	287
	Stage Stores Inc.	15,293	281
*	Container Store Group Inc.	8,993	258
	Haverty Furniture Cos. Inc.	9,555	239
*	Pep Boys-Manny Moe & Jack	22,969	234
	Stein Mart Inc.	14,316	194
*	Tile Shop Holdings Inc.	12,880	192
*	MarineMax Inc.	11,534	185
*	Aeropostale Inc.	35,876	140
	Destination Maternity Corp.	5,919	137
	Shoe Carnival Inc.	7,320	137
*	America's Car-Mart Inc.	3,706	134
*	Sears Hometown and Outlet Stores Inc.	5,986	132
*	Kirkland's Inc.	7,033	125
	Big 5 Sporting Goods Corp.	8,896	103
*	Systemax Inc.	5,550	89
*	West Marine Inc.	7,640	77
	Winmark Corp.	1,019	68
*	New York & Co. Inc.	17,057	68
	bebe stores inc	16,126	66
*,^ hhgregg Inc.		6,748	62
*	Tilly's Inc. Class A	4,632	41
			221,799
Textiles, Apparel & Luxury Goods (6.7%)
	NIKE Inc. Class B	331,879	25,525
	VF Corp.	165,212	10,412
*	Michael Kors Holdings Ltd.	90,834	8,573
	Coach Inc.	130,180	5,300
	PVH Corp.	38,245	5,034
	Ralph Lauren Corp. Class A	27,922	4,285
	Hanesbrands Inc.	46,668	3,959
*	Under Armour Inc. Class A	76,833	3,902
*	Fossil Group Inc.	22,736	2,382

*	Lululemon Athletica Inc.		51,125	2,282
*	Kate Spade & Co.		57,653	2,099
	Carter's Inc.		25,224	1,819
*	Deckers Outdoor Corp.		16,323	1,262
	Wolverine World Wide Inc.		47,171	1,220
*	Iconix Brand Group Inc.		21,580	905
*	Steven Madden Ltd.		28,150	897
*	Skechers U.S.A. Inc. Class A		18,698	832
*	Crocs Inc.		41,687	622
*	G-III Apparel Group Ltd.		8,171	599
	Columbia Sportswear Co.		6,390	534
	Oxford Industries Inc.		7,173	459
*	Tumi Holdings Inc.		23,907	442
*	Quiksilver Inc.		60,523	359
	Movado Group Inc.		9,061	347
*	Vera Bradley Inc.		10,177	274
*	Vince Holding Corp.		6,030	168
*	Unifi Inc.		6,814	159
				84,651
Total Common Stocks (Cost $1,064,591)				1,257,827
		Coupon
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $1,337)		0.112%	1,337,102	1,337
Total Investments (100.2%) (Cost $1,065,928)				1,259,164
Other Assets and Liabilities-Net (-0.2%)[2]				(2,260)
Net Assets (100%)				1,256,904

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,291,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $1,337,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Consumer Discretionary Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2014, the cost of investment securities for tax purposes was $1,065,928,000. Net unrealized appreciation of investment securities for tax purposes was $193,236,000, consisting of unrealized gains of $224,522,000 on securities that had risen in value since their purchase and $31,286,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund

Schedule of Investments
As of May 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Beverages (19.5%)
	Coca-Cola Co.	4,180,232	171,013
	PepsiCo Inc.	1,580,323	139,590
*	Constellation Brands Inc. Class A	192,214	16,171
	Coca-Cola Enterprises Inc.	313,677	14,316
	Dr Pepper Snapple Group Inc.	244,225	14,092
	Brown-Forman Corp. Class B	144,538	13,394
*	Monster Beverage Corp.	172,061	11,937
	Molson Coors Brewing Co. Class B	178,895	11,759
*	Boston Beer Co. Inc. Class A	13,841	2,968
	Coca-Cola Bottling Co. Consolidated	15,322	1,153
*	National Beverage Corp.	20,501	380
			396,773
Food & Staples Retailing (23.2%)
	Wal-Mart Stores Inc.	1,669,897	128,198
	CVS Caremark Corp.	1,183,247	92,672
	Walgreen Co.	1,020,509	73,385
	Costco Wholesale Corp.	497,837	57,759
	Kroger Co.	559,848	26,727
	Sysco Corp.	668,614	25,093
	Whole Foods Market Inc.	428,889	16,401
	Safeway Inc.	290,560	9,978
*	Rite Aid Corp.	1,136,281	9,499
*	United Natural Foods Inc.	65,103	4,389
	Casey's General Stores Inc.	53,384	3,802
*	Sprouts Farmers Market Inc.	115,199	3,122
*	SpartanNash Co.	117,093	2,843
	PriceSmart Inc.	30,188	2,767
*	SUPERVALU Inc.	350,697	2,620
*	Susser Holdings Corp.	31,983	2,537
	Andersons Inc.	48,667	2,479
*	Fresh Market Inc.	60,112	1,842
*	Chefs' Warehouse Inc.	76,870	1,421
	Weis Markets Inc.	29,362	1,391
*	Pantry Inc.	72,113	1,218
	Ingles Markets Inc. Class A	41,794	1,096
	Roundy's Inc.	120,127	645
*	Natural Grocers by Vitamin Cottage Inc.	30,360	631
	Village Super Market Inc. Class A	25,241	619
*,^ Fairway Group Holdings Corp.		16,575	102
			473,236
Food Products (21.0%)
	Mondelez International Inc. Class A	1,920,566	72,252
	Kraft Foods Group Inc.	677,352	40,275
	General Mills Inc.	720,365	39,570
	Archer-Daniels-Midland Co.	749,370	33,677
	Kellogg Co.	308,826	21,303
	Mead Johnson Nutrition Co.	231,422	20,705
	Hershey Co.	178,648	17,390

Keurig Green Mountain Inc.	148,530	16,751
ConAgra Foods Inc.	485,459	15,680
Tyson Foods Inc. Class A	347,120	14,739
Bunge Ltd.	171,235	13,307
JM Smucker Co.	127,700	13,102
Campbell Soup Co.	239,402	10,989
McCormick & Co. Inc.	141,672	10,244
Hormel Foods Corp.	176,500	8,686
Hillshire Brands Co.	154,956	8,256
Ingredion Inc.	93,859	7,147
* WhiteWave Foods Co. Class A	224,907	7,082
* Hain Celestial Group Inc.	60,531	5,491
Flowers Foods Inc.	237,704	4,956
* Darling Ingredients Inc.	223,881	4,475
* TreeHouse Foods Inc.	50,453	3,782
* Post Holdings Inc.	72,047	3,600
* Pilgrim's Pride Corp.	129,491	3,294
Sanderson Farms Inc.	33,991	3,145
B&G Foods Inc.	79,739	2,732
Lancaster Colony Corp.	30,006	2,679
Pinnacle Foods Inc.	78,082	2,445
J&J Snack Foods Corp.	25,252	2,365
Dean Foods Co.	130,887	2,275
Cal-Maine Foods Inc.	31,168	2,174
Snyder's-Lance Inc.	79,517	2,161
Fresh Del Monte Produce Inc.	69,213	2,005
* Diamond Foods Inc.	57,584	1,840
* Boulder Brands Inc.	119,780	1,625
Tootsie Roll Industries Inc.	44,966	1,309
* Chiquita Brands International Inc.	118,075	1,211
Calavo Growers Inc.	35,943	1,124
* Annie's Inc.	31,486	1,030
* Seneca Foods Corp. Class A	27,289	833
Limoneira Co.	26,053	610
		428,316
Household Products (19.5%)
Procter & Gamble Co.	2,908,129	234,948
Colgate-Palmolive Co.	1,052,774	72,010
Kimberly-Clark Corp.	434,083	48,769
Clorox Co.	150,615	13,498
Church & Dwight Co. Inc.	163,519	11,320
Energizer Holdings Inc.	75,227	8,726
Spectrum Brands Holdings Inc.	37,634	2,931
WD-40 Co.	28,810	2,079
* Harbinger Group Inc.	108,011	1,279
* Central Garden and Pet Co. Class A	101,101	805
* Central Garden and Pet Co.	76,226	599
		396,964
Personal Products (2.4%)
Estee Lauder Cos. Inc. Class A	273,563	20,960
Avon Products Inc.	516,483	7,381
^ Herbalife Ltd.	111,358	7,219
Nu Skin Enterprises Inc. Class A	68,827	5,082
Coty Inc. Class A	106,904	1,783
Inter Parfums Inc.	46,054	1,376
* Revlon Inc. Class A	42,782	1,349

* USANA Health Sciences Inc.		18,679	1,343
* Medifast Inc.		42,559	1,338
* Elizabeth Arden Inc.		45,565	1,236
Nature's Sunshine Products Inc.		18,959	279
*,^ Star Scientific Inc.		105,797	71
* Lifevantage Corp.		582	1
			49,418
Tobacco (14.3%)
Philip Morris International Inc.		1,652,002	146,268
Altria Group Inc.		2,212,251	91,941
Lorillard Inc.		441,397	27,442
Reynolds American Inc.		384,325	22,917
Vector Group Ltd.		102,300	2,139
Universal Corp.		38,024	2,036
* Alliance One International Inc.		1,472	4
			292,747
Total Common Stocks (Cost $1,545,094)			2,037,454
	Coupon
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $1,385)	0.112%	1,385,043	1,385
Total Investments (100.0%) (Cost $1,546,479)			2,038,839
Other Assets and Liabilities-Net (0.0%)[2]			4
Net Assets (100%)			2,038,843

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $259,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $282,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Consumer Staples Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2014, the cost of investment securities for tax purposes was $1,546,479,000. Net unrealized appreciation of investment securities for tax purposes was $492,360,000, consisting of unrealized gains of $503,036,000 on securities that had risen in value since their purchase and $10,676,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Energy Equipment & Services (20.6%)
Oil & Gas Drilling (2.9%)
Ensco plc Class A	410,597	21,622
Helmerich & Payne Inc.	189,054	20,787
Noble Corp. plc	446,771	14,055
Nabors Industries Ltd.	467,098	12,252
Patterson-UTI Energy Inc.	253,686	8,394
Rowan Cos. plc Class A	218,720	6,772
^ Diamond Offshore Drilling Inc.	122,319	6,246
* Atwood Oceanics Inc.	107,271	5,294
* Unit Corp.	77,715	4,936
* Pioneer Energy Services Corp.	109,909	1,748
* Parker Drilling Co.	209,410	1,355
* Hercules Offshore Inc.	280,911	1,275
* Vantage Drilling Co.	348,641	582

Oil & Gas Equipment & Services (17.7%)
Schlumberger Ltd.	2,296,221	238,899
Halliburton Co.	1,495,576	96,674
National Oilwell Varco Inc.	753,238	61,668
Baker Hughes Inc.	768,412	54,188
* Weatherford International Ltd.	1,348,945	29,259
* Cameron International Corp.	381,074	24,370
* FMC Technologies Inc.	415,839	24,144
Oceaneering International Inc.	190,059	13,694
Core Laboratories NV	78,769	12,591
Superior Energy Services Inc.	279,994	9,293
* Oil States International Inc.	84,413	9,081
* Dresser-Rand Group Inc.	134,237	8,215
* Dril-Quip Inc.	71,509	7,310
CARBO Ceramics Inc.	36,429	5,011
Bristow Group Inc.	64,240	4,881
Tidewater Inc.	87,023	4,536
Exterran Holdings Inc.	103,943	4,339
* Helix Energy Solutions Group Inc.	176,780	4,133
* Forum Energy Technologies Inc.	106,579	3,521
* McDermott International Inc.	413,664	3,003
* SEACOR Holdings Inc.	33,755	2,703
* Hornbeck Offshore Services Inc.	57,218	2,588
RPC Inc.	115,234	2,545
* C&J Energy Services Inc.	77,877	2,384
Gulfmark Offshore Inc.	44,853	2,082
* Key Energy Services Inc.	241,898	1,947
* Newpark Resources Inc.	153,549	1,729
^ Frank's International NV	67,755	1,615
* TETRA Technologies Inc.	138,521	1,597
* Matrix Service Co.	45,995	1,502
* Basic Energy Services Inc.	47,713	1,298
Tesco Corp.	58,598	1,248
* Geospace Technologies Corp.	23,091	1,171

*	RigNet Inc.	22,730	1,078
*	Era Group Inc.	34,054	995
*	PHI Inc.	21,785	975
*	ION Geophysical Corp.	227,727	950
*	Willbros Group Inc.	68,913	838
*	Natural Gas Services Group Inc.	21,742	653
*	Nuverra Environmental Solutions Inc.	26,981	459
	Gulf Island Fabrication Inc.	22,544	444
	Dawson Geophysical Co.	53	1
			754,930
Oil, Gas & Consumable Fuels (79.4%)
	Coal & Consumable Fuels (0.9%)
	CONSOL Energy Inc.	402,532	17,780
	Peabody Energy Corp.	476,885	7,707
*	Cloud Peak Energy Inc.	106,683	1,970
	Arch Coal Inc.	374,628	1,334
*	Alpha Natural Resources Inc.	387,192	1,309
^,* Solazyme Inc.		98,544	984
^,* KiOR Inc.		155	—

	Integrated Oil & Gas (37.2%)
	Exxon Mobil Corp.	7,595,419	763,567
	Chevron Corp.	3,355,636	412,039
	Occidental Petroleum Corp.	1,396,944	139,261
	Hess Corp.	514,655	46,988

	Oil & Gas Exploration & Production (28.5%)
	ConocoPhillips	2,154,691	172,246
	EOG Resources Inc.	959,871	101,554
	Anadarko Petroleum Corp.	885,535	91,086
	Apache Corp.	693,770	64,673
	Pioneer Natural Resources Co.	251,169	52,786
	Devon Energy Corp.	680,263	50,271
	Noble Energy Inc.	632,615	45,593
	Marathon Oil Corp.	1,224,714	44,898
	EQT Corp.	264,964	28,319
*	Southwestern Energy Co.	620,392	28,209
	Cabot Oil & Gas Corp.	741,471	26,871
	Chesapeake Energy Corp.	935,037	26,854
	Range Resources Corp.	287,371	26,711
*	Concho Resources Inc.	196,522	25,902
	Cimarex Energy Co.	152,697	19,718
	Murphy Oil Corp.	305,793	18,858
*	Whiting Petroleum Corp.	209,157	15,028
*	Continental Resources Inc.	81,663	11,462
	Energen Corp.	127,802	10,912
	Denbury Resources Inc.	625,723	10,568
	QEP Resources Inc.	299,487	9,566
*	Cobalt International Energy Inc.	505,211	9,341
*	Gulfport Energy Corp.	149,817	9,218
	SM Energy Co.	117,642	8,918
*	Oasis Petroleum Inc.	177,905	8,806
*	Newfield Exploration Co.	239,572	8,740
*	Ultra Petroleum Corp.	268,366	7,251
*	WPX Energy Inc.	337,505	7,148
	LinnCo LLC	225,828	6,283
*	Kodiak Oil & Gas Corp.	467,193	5,947

*	Antero Resources Corp.	92,059	5,662
*	Rosetta Resources Inc.	107,773	5,079
*	Diamondback Energy Inc.	66,727	5,037
*	Carrizo Oil & Gas Inc.	76,051	4,370
^,* SandRidge Energy Inc.		652,655	4,353
*	Stone Energy Corp.	97,697	4,337
*	PDC Energy Inc.	62,799	4,031
*	Athlon Energy Inc.	91,498	3,977
*	Gran Tierra Energy Inc.	498,173	3,597
*	Laredo Petroleum Inc.	125,321	3,468
*	Matador Resources Co.	122,451	3,047
*	Bonanza Creek Energy Inc.	56,642	3,037
^,* Halcon Resources Corp.		435,783	2,719
*	Sanchez Energy Corp.	73,744	2,539
*	EPL Oil & Gas Inc.	65,448	2,481
	Energy XXI Bermuda Ltd.	111,303	2,387
*	Magnum Hunter Resources Corp.	284,647	2,180
	Comstock Resources Inc.	79,510	2,162
*	Kosmos Energy Ltd.	204,044	2,138
*	Bill Barrett Corp.	85,528	2,138
^,* Goodrich Petroleum Corp.		60,907	1,766
*	Penn Virginia Corp.	114,881	1,744
*	EP Energy Corp. Class A	85,470	1,715
*	Rex Energy Corp.	85,717	1,704
*	Northern Oil and Gas Inc.	102,252	1,559
^	EXCO Resources Inc.	287,987	1,515
*	Clayton Williams Energy Inc.	10,620	1,323
*	Approach Resources Inc.	65,594	1,280
*	Contango Oil & Gas Co.	28,487	1,225
*	Triangle Petroleum Corp.	112,883	1,135
	W&T Offshore Inc.	66,789	980
*	Swift Energy Co.	75,060	814
*	Resolute Energy Corp.	87,697	730
*	Emerald Oil Inc.	96,730	629
*	PetroQuest Energy Inc.	99,589	610
*	VAALCO Energy Inc.	93,110	605
*	Ring Energy Inc.	30,970	600
*	BPZ Resources Inc.	171,814	526
	Evolution Petroleum Corp.	39,864	448
^,* Quicksilver Resources Inc.		184,272	444
*	TransAtlantic Petroleum Ltd.	38,056	334
*	Midstates Petroleum Co. Inc.	58,405	325
*	Apco Oil and Gas International Inc.	15,288	215
*	Forest Oil Corp.	785	2

	Oil & Gas Refining & Marketing (6.5%)
	Phillips 66	1,032,762	87,568
	Valero Energy Corp.	935,967	52,461
	Marathon Petroleum Corp.	517,750	46,282
	HollyFrontier Corp.	332,534	16,377
	Tesoro Corp.	231,652	13,019
	World Fuel Services Corp.	127,042	5,890
	Western Refining Inc.	97,885	4,015
	PBF Energy Inc. Class A	95,860	3,059
	Delek US Holdings Inc.	94,254	2,928
	CVR Energy Inc.	30,614	1,441
	Green Plains Inc.	48,313	1,412

* Clean Energy Fuels Corp.		126,403	1,400
Alon USA Energy Inc.		48,259	721

Oil & Gas Storage & Transportation (6.3%)
Williams Cos. Inc.		1,202,953	56,491
Spectra Energy Corp.		1,177,950	47,801
Kinder Morgan Inc.		1,177,444	39,315
* Cheniere Energy Inc.		397,496	27,073
ONEOK Inc.		365,287	23,557
* Kinder Morgan Management LLC		179,638	12,947
Targa Resources Corp.		66,749	7,674
Plains GP Holdings LP Class A		235,544	6,501
SemGroup Corp. Class A		74,475	5,060
EnLink Midstream LLC		72,359	2,986
* Enbridge Energy Management LLC		86,673	2,585
			2,906,206

Total Common Stocks (Cost $2,827,288)			3,661,136

	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $5,244)	0.112%	5,244,002	5,244
Total Investments (100.1%) (Cost $2,832,532)			3,666,380
Other Assets and Liabilities-Net (-0.1%)[2]			(4,293)
Net Assets (100%)			3,662,087

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,890,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $5,244,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Energy Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2014, the cost of investment securities for tax purposes was $2,832,532,000. Net unrealized appreciation of investment securities for tax purposes was $833,848,000, consisting of unrealized gains of $902,137,000 on securities that had risen in value since their purchase and $68,289,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Capital Markets (12.0%)
Goldman Sachs Group Inc.	266,439	42,580
Morgan Stanley	917,974	28,329
BlackRock Inc.	83,017	25,312
Bank of New York Mellon Corp.	703,828	24,324
Charles Schwab Corp.	724,772	18,271
State Street Corp.	267,590	17,466
Franklin Resources Inc.	253,929	14,019
Ameriprise Financial Inc.	118,312	13,323
T. Rowe Price Group Inc.	162,667	13,262
Invesco Ltd.	268,569	9,856
Northern Trust Corp.	139,782	8,443
* Affiliated Managers Group Inc.	32,735	6,174
TD Ameritrade Holding Corp.	170,737	5,180
Raymond James Financial Inc.	78,647	3,807
* E*TRADE Financial Corp.	177,929	3,624
Legg Mason Inc.	66,382	3,242
Waddell & Reed Financial Inc. Class A	52,839	3,190
SEI Investments Co.	89,844	2,959
Eaton Vance Corp.	75,891	2,819
LPL Financial Holdings Inc.	49,734	2,333
* Stifel Financial Corp.	37,428	1,692
Federated Investors Inc. Class B	58,296	1,648
Financial Engines Inc.	31,242	1,272
Evercore Partners Inc. Class A	20,498	1,128
Janus Capital Group Inc.	94,739	1,107
Artisan Partners Asset Management Inc. Class A	17,313	996
* Virtus Investment Partners Inc.	4,571	843
Greenhill & Co. Inc.	16,253	808
BGC Partners Inc. Class A	105,510	739
* WisdomTree Investments Inc.	65,929	685
* Walter Investment Management Corp.	23,190	670
HFF Inc. Class A	20,698	669
* KCG Holdings Inc. Class A	50,696	608
Cohen & Steers Inc.	12,387	502
* Investment Technology Group Inc.	22,461	430
* ICG Group Inc.	22,098	427
* Piper Jaffray Cos.	9,435	415
Arlington Asset Investment Corp. Class A	11,697	323
* Cowen Group Inc. Class A	64,291	266
* Safeguard Scientifics Inc.	13,413	256
FXCM Inc. Class A	19,127	256
Westwood Holdings Group Inc.	3,877	228
GAMCO Investors Inc.	2,963	225
Diamond Hill Investment Group Inc.	1,752	214
* Ladenburg Thalmann Financial Services Inc.	66,900	203
* INTL. FCStone Inc.	9,090	167
GFI Group Inc.	45,060	152
Oppenheimer Holdings Inc. Class A	6,609	152
* Marcus & Millichap Inc.	4,540	92

Pzena Investment Management Inc. Class A	6,167	63
		265,749
Commercial Banks (33.5%)
Wells Fargo & Co.	3,097,307	157,281
JPMorgan Chase & Co.	2,346,390	130,389
Bank of America Corp.	6,548,118	99,138
Citigroup Inc.	1,881,368	89,497
US Bancorp	1,129,176	47,640
PNC Financial Services Group Inc.	330,843	28,211
BB&T Corp.	440,859	16,717
SunTrust Banks Inc.	331,147	12,690
Fifth Third Bancorp	527,898	10,922
Regions Financial Corp.	880,334	8,971
M&T Bank Corp.	73,158	8,879
KeyCorp	551,464	7,550
Comerica Inc.	113,233	5,432
CIT Group Inc.	121,230	5,392
Huntington Bancshares Inc.	519,877	4,819
First Republic Bank	78,337	3,984
* Signature Bank	29,283	3,392
Zions Bancorporation	114,395	3,271
* SVB Financial Group	31,004	3,269
East West Bancorp Inc.	88,736	2,971
Cullen/Frost Bankers Inc.	33,657	2,520
* Investors Bancorp Inc.	223,027	2,409
PacWest Bancorp	59,368	2,400
Prosperity Bancshares Inc.	41,024	2,385
Commerce Bancshares Inc.	53,608	2,327
City National Corp.	30,339	2,157
* Synovus Financial Corp.	86,161	1,987
BankUnited Inc.	59,767	1,945
* Popular Inc.	63,985	1,931
FirstMerit Corp.	102,245	1,909
First Niagara Financial Group Inc.	219,361	1,889
Umpqua Holdings Corp.	108,067	1,791
Associated Banc-Corp	100,671	1,735
Hancock Holding Co.	50,820	1,717
First Horizon National Corp.	146,386	1,678
Webster Financial Corp.	55,923	1,673
TCF Financial Corp.	97,101	1,543
Bank of Hawaii Corp.	27,511	1,534
Fulton Financial Corp.	119,227	1,425
* Texas Capital Bancshares Inc.	26,583	1,361
UMB Financial Corp.	23,806	1,314
BancorpSouth Inc.	53,034	1,246
Glacier Bancorp Inc.	46,034	1,209
Bank of the Ozarks Inc.	20,376	1,203
PrivateBancorp Inc.	44,885	1,199
Iberiabank Corp.	19,184	1,198
FNB Corp.	97,497	1,193
Wintrust Financial Corp.	27,241	1,187
United Bankshares Inc.	38,226	1,158
Susquehanna Bancshares Inc.	116,384	1,150
Valley National Bancorp	117,507	1,139
Cathay General Bancorp	46,705	1,122
* Western Alliance Bancorp	48,751	1,115
First Financial Bankshares Inc.	15,802	940

BOK Financial Corp.	14,952	939
Home BancShares Inc.	30,272	924
Trustmark Corp.	39,707	919
MB Financial Inc.	34,087	915
Community Bank System Inc.	25,216	895
Old National Bancorp	65,609	888
First Citizens BancShares Inc. Class A	3,995	878
First Financial Holdings Inc.	14,848	874
CVB Financial Corp.	58,842	858
International Bancshares Corp.	35,433	854
Westamerica Bancorporation	16,434	805
Columbia Banking System Inc.	31,850	789
National Penn Bancshares Inc.	73,264	753
First Midwest Bancorp Inc.	46,444	743
Pinnacle Financial Partners Inc.	20,626	712
BBCN Bancorp Inc.	46,609	711
Union Bankshares Corp.	27,672	691
Boston Private Financial Holdings Inc.	49,617	627
NBT Bancorp Inc.	27,237	619
ViewPoint Financial Group Inc.	23,428	582
First Financial Bancorp	35,638	579
Sterling Bancorp	49,460	560
Independent Bank Corp.	14,779	535
Chemical Financial Corp.	18,512	532
Park National Corp.	7,077	528
OFG Bancorp	28,550	516
Renasant Corp.	18,407	509
WesBanco Inc.	17,246	508
First Commonwealth Financial Corp.	58,949	507
National Bank Holdings Corp. Class A	25,725	503
* Eagle Bancorp Inc.	14,533	465
Banner Corp.	12,086	461
* Capital Bank Financial Corp.	18,478	448
S&T Bancorp Inc.	18,418	447
Wilshire Bancorp Inc.	43,597	440
First Merchants Corp.	21,098	419
City Holding Co.	9,684	418
Hanmi Financial Corp.	19,598	418
Tompkins Financial Corp.	8,298	383
Sandy Spring Bancorp Inc.	15,571	369
Simmons First National Corp. Class A	8,961	364
Flushing Financial Corp.	17,638	351
* Bancorp Inc.	22,315	350
Lakeland Financial Corp.	9,614	348
Community Trust Bancorp Inc.	9,655	331
Cardinal Financial Corp.	18,692	325
State Bank Financial Corp.	19,851	320
* First BanCorp	64,766	315
* Ameris Bancorp	14,997	315
* First NBC Bank Holding Co.	9,261	314
TowneBank	19,491	304
Washington Trust Bancorp Inc.	8,776	300
* Customers Bancorp Inc.	15,390	292
Southside Bancshares Inc.	11,072	286
First Interstate Bancsystem Inc.	10,839	278
Central Pacific Financial Corp.	14,259	271
First Busey Corp.	48,499	270

BancFirst Corp.	4,231	251
* Stock Yards Bancorp Inc.	8,598	246
* United Community Banks Inc.	15,525	238
Bryn Mawr Bank Corp.	8,338	237
CoBiz Financial Inc.	22,535	234
1st Source Corp.	7,510	228
Heartland Financial USA Inc.	9,178	222
Lakeland Bancorp Inc.	21,181	220
First Financial Corp.	6,634	213
German American Bancorp Inc.	7,817	211
Univest Corp. of Pennsylvania	10,031	209
MainSource Financial Group Inc.	12,141	202
Arrow Financial Corp.	7,678	199
Southwest Bancorp Inc.	11,510	198
First Bancorp	10,925	197
First of Long Island Corp.	5,084	196
Trico Bancshares	8,350	191
Financial Institutions Inc.	8,247	190
Hudson Valley Holding Corp.	10,445	187
* HomeTrust Bancshares Inc.	11,824	179
Enterprise Financial Services Corp.	10,173	178
* Taylor Capital Group Inc.	8,357	177
Camden National Corp.	4,731	174
Great Southern Bancorp Inc.	5,917	173
* Tristate Capital Holdings Inc.	12,486	165
First Community Bancshares Inc.	10,508	153
Independent Bank Group Inc.	3,274	153
Republic Bancorp Inc. Class A	6,429	149
First Connecticut Bancorp Inc.	9,090	142
* Sun Bancorp Inc.	27,329	103
		741,774
Consumer Finance (5.2%)
American Express Co.	592,452	54,209
Capital One Financial Corp.	355,132	28,016
Discover Financial Services	291,982	17,265
* Navient Corp.	265,777	4,199
SLM Corp.	270,377	2,328
* Portfolio Recovery Associates Inc.	30,744	1,715
* Ally Financial Inc.	59,798	1,409
Santander Consumer USA Holdings Inc.	53,722	1,056
* First Cash Financial Services Inc.	16,991	892
Cash America International Inc.	17,370	825
* Credit Acceptance Corp.	5,593	731
Nelnet Inc. Class A	16,187	666
* Encore Capital Group Inc.	15,086	653
* World Acceptance Corp.	5,354	423
* Springleaf Holdings Inc.	17,801	418
* Ezcorp Inc. Class A	31,763	388
* Green Dot Corp. Class A	16,255	299
* DFC Global Corp.	22,787	214
* Regional Management Corp.	7,349	106
		115,812
Diversified Financial Services (7.3%)
* Berkshire Hathaway Inc. Class B	694,036	89,072
CME Group Inc.	197,848	14,245
• IntercontinentalExchange Group Inc.	71,323	14,008

McGraw Hill Financial Inc.	168,125	13,747
Moody's Corp.	119,170	10,194
Leucadia National Corp.	191,846	4,921
* Voya Financial Inc.	86,637	3,102
* MSCI Inc. Class A	68,672	2,964
NASDAQ OMX Group Inc.	73,609	2,790
CBOE Holdings Inc.	54,019	2,738
MarketAxess Holdings Inc.	23,501	1,254
* PHH Corp.	33,652	857
Interactive Brokers Group Inc.	30,550	703
* PICO Holdings Inc.	14,063	326
* NewStar Financial Inc.	13,770	185
Marlin Business Services Corp.	5,987	125
		161,231
Insurance (18.2%)
American International Group Inc.	861,748	46,595
MetLife Inc.	591,651	30,133
Prudential Financial Inc.	285,524	23,459
ACE Ltd.	208,746	21,649
Travelers Cos. Inc.	218,445	20,414
Aflac Inc.	282,590	17,303
Marsh & McLennan Cos. Inc.	339,878	17,086
Allstate Corp.	277,245	16,152
Aon plc	177,442	15,959
Chubb Corp.	152,266	14,109
Hartford Financial Services Group Inc.	276,862	9,593
Loews Corp.	216,216	9,325
Progressive Corp.	350,646	8,777
Principal Financial Group Inc.	183,268	8,571
Lincoln National Corp.	163,552	7,844
* Markel Corp.	8,678	5,556
XL Group plc Class A	171,105	5,554
Unum Group	160,786	5,452
* Genworth Financial Inc. Class A	307,728	5,228
Fidelity National Financial Inc. Class A	154,281	5,144
Cincinnati Financial Corp.	96,359	4,724
* Arch Capital Group Ltd.	82,733	4,710
Everest Re Group Ltd.	29,355	4,697
Torchmark Corp.	54,825	4,437
Arthur J Gallagher & Co.	95,615	4,382
* Alleghany Corp.	10,376	4,370
Willis Group Holdings plc	99,841	4,187
Reinsurance Group of America Inc. Class A	43,668	3,413
PartnerRe Ltd.	28,782	3,090
Axis Capital Holdings Ltd.	66,093	3,040
WR Berkley Corp.	67,740	3,019
Assurant Inc.	44,402	3,011
HCC Insurance Holdings Inc.	62,080	2,917
American Financial Group Inc.	47,276	2,760
RenaissanceRe Holdings Ltd.	25,752	2,683
Assured Guaranty Ltd.	107,415	2,623
Old Republic International Corp.	153,052	2,617
Protective Life Corp.	48,650	2,544
Allied World Assurance Co. Holdings AG	61,761	2,316
Brown & Brown Inc.	76,559	2,311
White Mountains Insurance Group Ltd.	3,839	2,267
CNO Financial Group Inc.	129,832	2,094

Validus Holdings Ltd.	55,441	2,070
Aspen Insurance Holdings Ltd.	40,656	1,868
First American Financial Corp.	65,864	1,845
ProAssurance Corp.	37,600	1,709
StanCorp Financial Group Inc.	27,259	1,638
Hanover Insurance Group Inc.	27,148	1,630
Primerica Inc.	34,110	1,536
Endurance Specialty Holdings Ltd.	27,433	1,419
Erie Indemnity Co. Class A	15,871	1,202
Platinum Underwriters Holdings Ltd.	17,223	1,105
Symetra Financial Corp.	51,060	1,065
RLI Corp.	23,859	1,064
* MBIA Inc.	89,350	1,051
Kemper Corp.	27,528	962
American Equity Investment Life Holding Co.	42,340	953
* Hilltop Holdings Inc.	44,813	930
* Enstar Group Ltd.	6,427	906
AmTrust Financial Services Inc.	20,742	886
Montpelier Re Holdings Ltd.	26,498	833
Selective Insurance Group Inc.	34,721	825
Mercury General Corp.	17,054	804
Argo Group International Holdings Ltd.	16,425	796
Horace Mann Educators Corp.	24,944	729
* Greenlight Capital Re Ltd. Class A	18,955	601
* Third Point Reinsurance Ltd.	35,445	541
Infinity Property & Casualty Corp.	7,226	463
AMERISAFE Inc.	11,379	438
Stewart Information Services Corp.	13,226	424
Safety Insurance Group Inc.	8,148	420
Maiden Holdings Ltd.	33,855	414
* Navigators Group Inc.	6,464	403
Employers Holdings Inc.	18,458	388
* eHealth Inc.	10,295	379
United Fire Group Inc.	13,288	369
National Western Life Insurance Co. Class A	1,480	362
FBL Financial Group Inc. Class A	6,796	297
HCI Group Inc.	6,432	249
State Auto Financial Corp.	10,113	219
OneBeacon Insurance Group Ltd. Class A	13,324	204
Meadowbrook Insurance Group Inc.	29,328	200
* Citizens Inc. Class A	26,179	175
Fidelity & Guaranty Life	7,248	155
* Global Indemnity plc	5,375	142
National Interstate Corp.	4,835	137
Baldwin & Lyons Inc.	4,912	125
EMC Insurance Group Inc.	3,351	103
Kansas City Life Insurance Co.	2,343	101
Donegal Group Inc. Class A	5,844	85
Crawford & Co. Class A	9,265	75
Crawford & Co. Class B	6,649	65
		401,475
Real Estate Investment Trusts (21.5%)
Simon Property Group Inc.	194,609	32,395
American Tower Corporation	244,641	21,927
Crown Castle International Corp.	206,934	15,878
Public Storage	90,593	15,616
Equity Residential	212,791	13,150

Prologis Inc.	309,884	12,863
Ventas Inc.	182,302	12,178
HCP Inc.	283,536	11,838
Boston Properties Inc.	94,946	11,458
AvalonBay Communities Inc.	80,314	11,392
Weyerhaeuser Co.	362,557	11,392
Health Care REIT Inc.	179,904	11,375
Vornado Realty Trust	104,326	11,171
Host Hotels & Resorts Inc.	468,734	10,345
General Growth Properties Inc.	329,565	7,854
Essex Property Trust Inc.	38,330	6,936
Annaly Capital Management Inc.	587,185	6,923
American Realty Capital Properties Inc.	538,638	6,684
SL Green Realty Corp.	58,986	6,458
Realty Income Corp.	136,160	5,896
Kimco Realty Corp.	253,848	5,818
Macerich Co.	87,151	5,755
American Capital Agency Corp.	219,641	5,212
Federal Realty Investment Trust	41,447	4,954
Plum Creek Timber Co. Inc.	109,647	4,945
^ Digital Realty Trust Inc.	79,542	4,574
UDR Inc.	155,379	4,276
Rayonier Inc.	78,183	3,721
NorthStar Realty Finance Corp.	224,799	3,720
Camden Property Trust	52,808	3,709
Duke Realty Corp.	201,854	3,573
Extra Space Storage Inc.	68,194	3,570
WP Carey Inc.	55,322	3,521
Liberty Property Trust	90,930	3,520
Alexandria Real Estate Equities Inc.	44,383	3,377
Mid-America Apartment Communities Inc.	46,287	3,349
Starwood Property Trust Inc.	135,311	3,300
DDR Corp.	189,247	3,276
Kilroy Realty Corp.	50,919	3,085
Regency Centers Corp.	57,116	3,050
Senior Housing Properties Trust	125,253	3,004
Taubman Centers Inc.	39,326	2,945
Apartment Investment & Management Co. Class A	90,395	2,846
Omega Healthcare Investors Inc.	77,093	2,844
Spirit Realty Capital Inc.	245,076	2,767
Hospitality Properties Trust	92,797	2,692
National Retail Properties Inc.	75,617	2,645
BioMed Realty Trust Inc.	119,000	2,582
American Campus Communities Inc.	64,858	2,519
Douglas Emmett Inc.	83,878	2,381
Two Harbors Investment Corp.	225,784	2,377
Corrections Corp. of America	71,693	2,332
Weingarten Realty Investors	71,776	2,282
Highwoods Properties Inc.	55,794	2,264
RLJ Lodging Trust	81,210	2,250
Retail Properties of America Inc.	146,456	2,203
Home Properties Inc.	35,184	2,188
Equity Lifestyle Properties Inc.	48,976	2,142
LaSalle Hotel Properties	64,572	2,130
Tanger Factory Outlet Centers Inc.	58,484	2,071
Columbia Property Trust Inc.	77,425	2,035
Chimera Investment Corp.	636,772	2,006

CBL & Associates Properties Inc.	105,523	1,986
* Washington Prime Group Inc.	95,954	1,909
MFA Financial Inc.	226,986	1,868
Gaming and Leisure Properties Inc.	54,801	1,839
Piedmont Office Realty Trust Inc. Class A	95,924	1,786
Healthcare Trust of America Inc. Class A	147,174	1,781
EPR Properties	32,918	1,775
CommonWealth REIT	66,666	1,754
Post Properties Inc.	33,540	1,716
Sunstone Hotel Investors Inc.	113,294	1,664
DCT Industrial Trust Inc.	201,176	1,593
CubeSmart	87,083	1,588
* Strategic Hotels & Resorts Inc.	142,459	1,553
Sovran Self Storage Inc.	19,931	1,531
Geo Group Inc.	44,625	1,518
American Homes 4 Rent Class A	85,980	1,515
DiamondRock Hospitality Co.	121,060	1,504
Corporate Office Properties Trust	54,129	1,491
Brandywine Realty Trust	97,075	1,485
Healthcare Realty Trust Inc.	59,387	1,480
Lexington Realty Trust	127,366	1,446
Medical Properties Trust Inc.	104,878	1,418
Pebblebrook Hotel Trust	39,587	1,407
Invesco Mortgage Capital Inc.	76,246	1,354
Cousins Properties Inc.	111,719	1,341
Ryman Hospitality Properties Inc.	28,155	1,299
First Industrial Realty Trust Inc.	68,294	1,266
Colony Financial Inc.	56,090	1,243
Hatteras Financial Corp.	60,579	1,229
Sun Communities Inc.	25,069	1,214
EastGroup Properties Inc.	18,897	1,203
Chambers Street Properties	146,749	1,174
Mack-Cali Realty Corp.	51,954	1,130
New Residential Investment Corp.	172,579	1,094
Washington REIT	41,382	1,069
National Health Investors Inc.	17,024	1,068
PS Business Parks Inc.	12,578	1,059
Newcastle Investment Corp.	213,122	1,027
DuPont Fabros Technology Inc.	40,061	1,024
Potlatch Corp.	25,023	1,005
Redwood Trust Inc.	51,089	996
Glimcher Realty Trust	89,913	991
Altisource Residential Corp.	34,962	975
ARMOUR Residential REIT Inc.	221,763	965
Acadia Realty Trust	34,364	948
Equity One Inc.	40,772	936
CYS Investments Inc.	100,218	926
PennyMac Mortgage Investment Trust	43,759	924
Empire State Realty Trust Inc.	55,759	914
Chesapeake Lodging Trust	30,817	899
Government Properties Income Trust	34,094	870
LTC Properties Inc.	21,605	859
Parkway Properties Inc.	42,592	851
Sabra Health Care REIT Inc.	28,714	841
Hudson Pacific Properties Inc.	35,343	838
Blackstone Mortgage Trust Inc. Class A	27,851	828
Hersha Hospitality Trust Class A	125,766	796

Capstead Mortgage Corp.	59,347	782
Pennsylvania REIT	42,241	758
Education Realty Trust Inc.	71,089	744
American Assets Trust Inc.	21,273	730
* iStar Financial Inc.	50,078	723
Brixmor Property Group Inc.	32,948	717
Franklin Street Properties Corp.	55,797	699
FelCor Lodging Trust Inc.	69,707	686
Select Income REIT	23,822	684
Ramco-Gershenson Properties Trust	41,186	684
Retail Opportunity Investments Corp.	42,979	679
American Capital Mortgage Investment Corp.	32,735	669
STAG Industrial Inc.	27,385	656
* Starwood Waypoint Residential Trust	23,701	647
Associated Estates Realty Corp.	35,705	617
Inland Real Estate Corp.	55,871	593
Investors Real Estate Trust	64,844	576
Ashford Hospitality Trust Inc.	52,198	558
Summit Hotel Properties Inc.	52,809	530
Alexander's Inc.	1,426	523
Kite Realty Group Trust	78,476	487
Apollo Commercial Real Estate Finance Inc.	28,771	482
First Potomac Realty Trust	36,476	477
Anworth Mortgage Asset Corp.	87,261	471
Resource Capital Corp.	78,879	454
New York Mortgage Trust Inc.	55,077	438
Aviv REIT Inc.	15,776	438
CoreSite Realty Corp.	13,213	419
RAIT Financial Trust	50,784	398
Excel Trust Inc.	29,765	393
Saul Centers Inc.	7,668	369
Silver Bay Realty Trust Corp.	23,126	367
Western Asset Mortgage Capital Corp.	25,175	363
Campus Crest Communities Inc.	39,887	354
* American Residential Properties Inc.	19,093	349
Rouse Properties Inc.	21,185	346
Apollo Residential Mortgage Inc.	20,108	337
AG Mortgage Investment Trust Inc.	17,590	334
Getty Realty Corp.	16,713	327
Universal Health Realty Income Trust	7,499	325
Winthrop Realty Trust	20,574	309
Monmouth Real Estate Investment Corp. Class A	32,369	307
Urstadt Biddle Properties Inc. Class A	14,485	300
Agree Realty Corp.	9,323	288
CyrusOne Inc.	12,379	283
Dynex Capital Inc.	32,447	281
Cedar Realty Trust Inc.	42,047	258
Ashford Hospitality Prime Inc.	15,079	246
QTS Realty Trust Inc. Class A	8,061	235
Ares Commercial Real Estate Corp.	17,734	222
Rexford Industrial Realty Inc.	15,845	221
AmREIT Inc.	11,545	205
Whitestone REIT	13,385	191
Arbor Realty Trust Inc.	24,872	181
One Liberty Properties Inc.	7,573	163
		475,175

Real Estate Management & Development (1.0%)
*	CBRE Group Inc. Class A		185,283	5,529
*	Realogy Holdings Corp.		90,437	3,363
	Jones Lang LaSalle Inc.		27,483	3,333
*	Howard Hughes Corp.		20,891	3,094
*	Forest City Enterprises Inc. Class A		94,752	1,803
	Alexander & Baldwin Inc.		28,728	1,089
*	Altisource Portfolio Solutions SA		9,865	1,087
	Kennedy-Wilson Holdings Inc.		42,020	1,041
*	St. Joe Co.		42,826	1,008
*	Forestar Group Inc.		21,506	375
*	Tejon Ranch Co.		9,884	301
	RE/MAX Holdings Inc.		7,132	205
*	Tejon Ranch Co. Warrants Exp. 08/31/2016		1,227	3
				22,231
Thrifts & Mortgage Finance (1.3%)
	New York Community Bancorp Inc.		273,133	4,173
	Hudson City Bancorp Inc.		294,673	2,879
	People's United Financial Inc.		192,378	2,764
*	Ocwen Financial Corp.		71,458	2,506
	Radian Group Inc.		116,964	1,687
*	MGIC Investment Corp.		198,805	1,686
	Washington Federal Inc.		62,993	1,312
	Capitol Federal Financial Inc.		87,040	1,053
	Home Loan Servicing Solutions Ltd.		43,948	980
	EverBank Financial Corp.		49,517	943
*	TFS Financial Corp.		57,101	770
	Northwest Bancshares Inc.		55,526	739
	Astoria Financial Corp.		55,119	704
*	BofI Holding Inc.		7,351	565
	Provident Financial Services Inc.		33,359	565
*,^ Nationstar Mortgage Holdings Inc.			14,041	491
	Northfield Bancorp Inc.		36,210	471
	United Financial Bancorp Inc.		31,312	422
	Brookline Bancorp Inc.		43,802	392
*	Essent Group Ltd.		18,887	377
	TrustCo Bank Corp. NY		58,482	376
	Oritani Financial Corp.		24,030	362
	Berkshire Hills Bancorp Inc.		15,459	349
	WSFS Financial Corp.		5,134	349
*	Beneficial Mutual Bancorp Inc.		21,875	296
	Dime Community Bancshares Inc.		18,983	287
*	Flagstar Bancorp Inc.		13,890	236
	Waterstone Financial Inc.		21,325	230
*	Walker & Dunlop Inc.		12,901	191
	Federal Agricultural Mortgage Corp.		5,806	180
*	PennyMac Financial Services Inc. Class A		10,971	174
*	Stonegate Mortgage Corp.		9,588	146
	OceanFirst Financial Corp.		8,620	141
	HomeStreet Inc.		6,626	119
				28,915
Total Common Stocks (Cost $1,964,578)				2,212,362
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $3,079)		0.112%	3,079,288	3,079

Total Investments (100.1%) (Cost $1,967,657)	2,215,441
Other Assets and Liabilities-Net (-0.1%)[2]	(2,066)
Net Assets (100%)	2,213,375

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,858,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $3,079,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2014, the cost of investment securities for tax purposes was $1,967,762,000. Net unrealized appreciation of investment securities for tax purposes was $247,679,000, consisting of unrealized gains of $316,958,000 on securities that had risen in value since their purchase and $69,279,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund

Schedule of Investments
As of May 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Biotechnology (20.0%)
*	Gilead Sciences Inc.	1,908,799	155,014
	Amgen Inc.	936,889	108,670
*	Biogen Idec Inc.	293,263	93,659
*	Celgene Corp.	503,901	77,112
*	Alexion Pharmaceuticals Inc.	245,502	40,832
*	Regeneron Pharmaceuticals Inc.	97,201	29,837
*	Vertex Pharmaceuticals Inc.	292,605	21,144
*	BioMarin Pharmaceutical Inc.	178,273	10,333
*	Incyte Corp. Ltd.	184,929	9,163
*	Alkermes plc	179,266	8,212
*	Pharmacyclics Inc.	78,942	7,012
*	Medivation Inc.	94,738	6,900
*	Cubist Pharmaceuticals Inc.	92,839	6,183
*	United Therapeutics Corp.	59,385	5,685
*	InterMune Inc.	121,155	4,800
*	Seattle Genetics Inc.	129,827	4,332
*	Isis Pharmaceuticals Inc.	145,070	4,239
*	Alnylam Pharmaceuticals Inc.	67,349	3,993
*	Cepheid	86,162	3,882
*	Intercept Pharmaceuticals Inc.	16,306	3,858
*	NPS Pharmaceuticals Inc.	121,080	3,769
*,^ Myriad Genetics Inc.		90,451	2,999
*,^ Theravance Inc.		104,291	2,988
*	Puma Biotechnology Inc.	31,836	2,433
*,^ OPKO Health Inc.		281,223	2,424
*,^ MannKind Corp.		252,098	2,244
*	ACADIA Pharmaceuticals Inc.	97,020	2,003
*	Synageva BioPharma Corp.	24,669	2,002
*	Ironwood Pharmaceuticals Inc. Class A	138,562	1,984
	PDL BioPharma Inc.	189,064	1,771
*,^ Arena Pharmaceuticals Inc.		272,184	1,674
*	Celldex Therapeutics Inc.	110,834	1,619
*,^ Sarepta Therapeutics Inc.		47,851	1,612
*	Acorda Therapeutics Inc.	48,812	1,605
*,^ Keryx Biopharmaceuticals Inc.		110,673	1,461
*	ARIAD Pharmaceuticals Inc.	218,696	1,413
*	Clovis Oncology Inc.	27,429	1,405
*	Dyax Corp.	167,642	1,383
*,^ Exact Sciences Corp.		101,195	1,364
*	Ligand Pharmaceuticals Inc.	20,436	1,363
*	Neurocrine Biosciences Inc.	94,188	1,308
*	ImmunoGen Inc.	105,984	1,253
*	Novavax Inc.	246,262	1,160
*	Sangamo BioSciences Inc.	84,360	1,108
*	Aegerion Pharmaceuticals Inc.	32,930	1,082
*	Intrexon Corp.	48,687	1,027
*	Halozyme Therapeutics Inc.	129,130	1,020
*,^ Merrimack Pharmaceuticals Inc.		113,343	881
*	Portola Pharmaceuticals Inc.	38,225	847

*	Emergent Biosolutions Inc.	38,393	833
*,^ Exelixis Inc.		240,681	797
*	Ophthotech Corp.	18,661	759
*	Orexigen Therapeutics Inc.	114,059	737
*	Momenta Pharmaceuticals Inc.	59,255	734
*	Repligen Corp.	37,883	729
*	Agios Pharmaceuticals Inc.	18,930	666
*	TESARO Inc.	24,891	663
*,^ Raptor Pharmaceutical Corp.		76,232	624
*	Spectrum Pharmaceuticals Inc.	79,012	615
*	Array BioPharma Inc.	138,561	582
*	KYTHERA Biopharmaceuticals Inc.	17,354	581
*	Prothena Corp. plc	27,424	571
*	MiMedx Group Inc.	103,159	564
*	Chimerix Inc.	29,825	550
*	Infinity Pharmaceuticals Inc.	53,943	545
*,^ Organovo Holdings Inc.		76,225	543
*,^ Idenix Pharmaceuticals Inc.		83,218	522
*	Acceleron Pharma Inc.	17,452	518
*	PTC Therapeutics Inc.	21,763	516
*	Genomic Health Inc.	19,450	505
*	Receptos Inc.	16,287	485
*	Dynavax Technologies Corp.	328,943	474
*	Synergy Pharmaceuticals Inc.	106,419	462
*	MacroGenics Inc.	23,934	447
*	NewLink Genetics Corp.	20,772	426
*	XOMA Corp.	102,543	424
*,^ Dendreon Corp.		195,389	422
*	AMAG Pharmaceuticals Inc.	23,029	421
*	Lexicon Pharmaceuticals Inc.	318,902	421
*	Bluebird Bio Inc.	17,711	409
*	Foundation Medicine Inc.	15,760	374
*,^ Protalix BioTherapeutics Inc.		93,496	374
*	Immunomedics Inc.	109,400	364
*	Rigel Pharmaceuticals Inc.	110,651	364
*,^ Insys Therapeutics Inc.		14,043	363
*	Hyperion Therapeutics Inc.	11,297	331
*	Enanta Pharmaceuticals Inc.	8,653	329
*	Osiris Therapeutics Inc.	20,508	316
*	Sunesis Pharmaceuticals Inc.	56,003	287
*	Epizyme Inc.	11,740	281
*,^ Navidea Biopharmaceuticals Inc.		162,798	259
*,^ Synta Pharmaceuticals Corp.		61,656	253
*	Achillion Pharmaceuticals Inc.	92,725	251
*	OncoMed Pharmaceuticals Inc.	11,008	249
*	Karyopharm Therapeutics Inc.	9,258	243
*	Durata Therapeutics Inc.	14,921	238
*	Xencor Inc.	21,469	189
*	Regulus Therapeutics Inc.	24,211	163
*	Ambit Biosciences Corp.	1,863	13
*	Cubist Pharmaceuticals, Inc. CVR	31,107	4
			676,852
Health Care Equipment & Supplies (16.4%)
	Abbott Laboratories	1,914,227	76,588
	Medtronic Inc.	1,241,546	75,772
	Baxter International Inc.	673,787	50,136
	Covidien plc	559,155	40,880

Stryker Corp.	422,156	35,668
Becton Dickinson and Co.	239,371	28,174
St. Jude Medical Inc.	352,024	22,846
Zimmer Holdings Inc.	210,034	21,917
* Boston Scientific Corp.	1,642,744	21,076
* Intuitive Surgical Inc.	47,434	17,538
CR Bard Inc.	96,352	14,251
* CareFusion Corp.	258,505	11,098
* Edwards Lifesciences Corp.	132,991	10,799
* Varian Medical Systems Inc.	128,459	10,591
^ ResMed Inc.	175,657	8,793
DENTSPLY International Inc.	175,857	8,316
* IDEXX Laboratories Inc.	63,948	8,216
Cooper Cos. Inc.	59,357	7,658
* Hologic Inc.	272,063	6,649
Teleflex Inc.	51,236	5,464
* Sirona Dental Systems Inc.	68,496	5,152
* Align Technology Inc.	86,034	4,698
STERIS Corp.	73,519	3,935
West Pharmaceutical Services Inc.	87,112	3,667
* Alere Inc.	96,797	3,462
* DexCom Inc.	90,360	3,051
Hill-Rom Holdings Inc.	71,190	2,826
* Insulet Corp.	67,843	2,485
* Thoratec Corp.	71,203	2,358
* Haemonetics Corp.	64,230	2,188
* Cyberonics Inc.	33,516	2,038
* NuVasive Inc.	55,366	1,846
* HeartWare International Inc.	19,992	1,803
* Wright Medical Group Inc.	58,500	1,778
* Neogen Corp.	45,476	1,719
* Masimo Corp.	66,627	1,642
CONMED Corp.	34,363	1,543
Cantel Medical Corp.	43,529	1,513
* Integra LifeSciences Holdings Corp.	32,282	1,451
* Greatbatch Inc.	30,136	1,408
* Globus Medical Inc.	53,062	1,283
* Volcano Corp.	64,403	1,118
* Spectranetics Corp.	51,228	1,098
Abaxis Inc.	26,232	1,084
* ABIOMED Inc.	47,110	1,074
Analogic Corp.	15,643	1,069
Meridian Bioscience Inc.	51,690	1,055
* Endologix Inc.	79,311	1,036
* ICU Medical Inc.	16,862	1,013
* NxStage Medical Inc.	72,254	992
* Tornier NV	45,259	974
* Natus Medical Inc.	38,751	955
* Cardiovascular Systems Inc.	33,609	943
* Accuray Inc.	94,833	836
* Quidel Corp.	35,848	814
* Orthofix International NV	24,213	767
* Merit Medical Systems Inc.	50,421	707
Atrion Corp.	1,973	622
Invacare Corp.	37,148	613
* Staar Surgical Co.	36,931	570
* Cynosure Inc. Class A	25,086	546

*	GenMark Diagnostics Inc.	49,460	545
*	AngioDynamics Inc.	32,392	464
*	OraSure Technologies Inc.	69,055	436
*	Symmetry Medical Inc.	46,064	406
*	Antares Pharma Inc.	135,438	400
*	SurModics Inc.	17,503	375
*	LDR Holding Corp.	14,276	337
*,^ Unilife Corp.		113,896	328
*	Exactech Inc.	12,657	295
*	Tandem Diabetes Care Inc.	12,646	205
*,^ PhotoMedex Inc.		14,852	186
*	Wright Medical Group Inc. CVR	14,554	16
			556,155
Health Care Providers & Services (17.3%)
	UnitedHealth Group Inc.	1,227,480	97,744
*	Express Scripts Holding Co.	962,981	68,824
	McKesson Corp.	285,433	54,130
	WellPoint Inc.	350,339	37,963
	Aetna Inc.	449,922	34,891
	Cigna Corp.	339,335	30,466
	Cardinal Health Inc.	425,458	30,050
	Humana Inc.	191,014	23,774
	AmerisourceBergen Corp. Class A	284,287	20,804
*	HCA Holdings Inc.	382,492	20,268
*	DaVita HealthCare Partners Inc.	211,541	14,933
*	Henry Schein Inc.	105,896	12,670
*	Laboratory Corp. of America Holdings	105,741	10,847
	Quest Diagnostics Inc.	178,947	10,717
	Universal Health Services Inc. Class B	113,329	10,151
	Omnicare Inc.	123,694	7,861
*	MEDNAX Inc.	125,337	7,223
*	Community Health Systems Inc.	141,021	5,890
*	Tenet Healthcare Corp.	120,233	5,651
*	Brookdale Senior Living Inc.	155,532	5,173
*	Centene Corp.	68,332	5,092
*	Team Health Holdings Inc.	86,975	4,416
*	WellCare Health Plans Inc.	54,388	4,212
	Patterson Cos. Inc.	104,735	4,101
*	Health Net Inc.	99,114	3,963
*	Envision Healthcare Holdings Inc.	112,422	3,876
	HealthSouth Corp.	108,854	3,823
*	LifePoint Hospitals Inc.	58,417	3,578
*	VCA Antech Inc.	103,904	3,496
	Owens & Minor Inc.	78,801	2,733
*	MWI Veterinary Supply Inc.	15,954	2,226
*	Air Methods Corp.	46,116	2,223
*	Magellan Health Services Inc.	33,741	2,055
*	Acadia Healthcare Co. Inc.	47,121	2,009
*	IMS Health Holdings Inc.	82,585	2,000
^	Chemed Corp.	21,900	1,929
*	Amsurg Corp. Class A	40,274	1,824
	Kindred Healthcare Inc.	67,420	1,673
*	Molina Healthcare Inc.	36,852	1,588
*	Emeritus Corp.	50,552	1,581
	Select Medical Holdings Corp.	96,888	1,468
*	ExamWorks Group Inc.	45,998	1,363
*	Hanger Inc.	43,296	1,315

*	Premier Inc. Class A	40,220	1,192
	Ensign Group Inc.	24,825	1,164
*	PharMerica Corp.	36,568	992
*	IPC The Hospitalist Co. Inc.	21,189	925
*	Bio-Reference Labs Inc.	30,977	829
*	Capital Senior Living Corp.	33,930	806
*	Healthways Inc.	39,098	674
*	Corvel Corp.	14,172	669
*	BioScrip Inc.	84,100	660
*	AMN Healthcare Services Inc.	57,194	641
	National Healthcare Corp.	11,303	610
	Landauer Inc.	11,701	554
*	Triple-S Management Corp. Class B	29,241	517
	US Physical Therapy Inc.	15,057	505
*	Amedisys Inc.	34,197	498
*	Surgical Care Affiliates Inc.	16,667	481
*	Gentiva Health Services Inc.	33,543	457
	Universal American Corp.	49,084	386
*	LHC Group Inc.	15,264	311
*	National Research Corp. Class A	12,914	194
			585,639
Health Care Technology (1.2%)
*	Cerner Corp.	383,817	20,745
*	athenahealth Inc.	46,337	5,881
*	Allscripts Healthcare Solutions Inc.	211,128	3,112
*	Medidata Solutions Inc.	63,932	2,472
*	HMS Holdings Corp.	109,903	2,066
*	MedAssets Inc.	76,710	1,797
*	Omnicell Inc.	44,362	1,177
	Quality Systems Inc.	56,183	875
	Computer Programs & Systems Inc.	13,204	839
*	HealthStream Inc.	27,114	698
*	Veeva Systems Inc. Class A	23,563	494
*	Vocera Communications Inc.	24,763	320
			40,476
Life Sciences Tools & Services (4.8%)
	Thermo Fisher Scientific Inc.	486,189	56,840
*	Illumina Inc.	159,091	25,176
	Agilent Technologies Inc.	413,562	23,548
*	Waters Corp.	105,601	10,577
*	Mettler-Toledo International Inc.	36,457	8,933
	PerkinElmer Inc.	140,223	6,306
*	Covance Inc.	70,036	5,873
	Techne Corp.	45,874	4,027
*	Quintiles Transnational Holdings Inc.	72,696	3,706
*	PAREXEL International Corp.	70,346	3,549
*	Charles River Laboratories International Inc.	59,902	3,210
*	Bruker Corp.	145,694	3,052
*	Bio-Rad Laboratories Inc. Class A	25,015	3,020
*	Fluidigm Corp.	32,038	889
*	Cambrex Corp.	37,696	810
*	Luminex Corp.	46,971	798
*	Affymetrix Inc.	90,007	744
*,^ Accelerate Diagnostics Inc.		30,842	735
*	Sequenom Inc.	147,198	452
			162,245

Pharmaceuticals (40.3%)
	Johnson & Johnson		3,510,362	356,161
	Pfizer Inc.		7,920,478	234,684
	Merck & Co. Inc.		3,648,979	211,130
	AbbVie Inc.		1,971,261	107,099
	Bristol-Myers Squibb Co.		2,047,271	101,831
	Eli Lilly & Co.		1,250,173	74,835
	Allergan Inc.		370,216	61,996
*	Actavis plc		216,106	45,715
*	Forest Laboratories Inc.		302,755	28,695
*	Mylan Inc.		461,278	22,990
	Perrigo Co. plc		165,870	22,923
	Zoetis Inc.		620,253	19,042
*	Endo International plc		175,986	12,423
*	Hospira Inc.		206,847	10,171
*	Jazz Pharmaceuticals plc		64,928	9,211
*	Salix Pharmaceuticals Ltd.		78,419	8,946
	Questcor Pharmaceuticals Inc.		75,124	6,771
*	Mallinckrodt plc		72,186	5,613
*	Pacira Pharmaceuticals Inc.		39,761	3,086
*	Akorn Inc.		90,374	2,528
*	Impax Laboratories Inc.		82,197	2,282
*	Medicines Co.		79,480	2,217
*	Prestige Brands Holdings Inc.		64,387	2,202
*	Nektar Therapeutics		156,189	1,832
*	Auxilium Pharmaceuticals Inc.		58,710	1,314
*	Lannett Co. Inc.		30,533	1,276
*	AVANIR Pharmaceuticals Inc.		189,104	998
*	Depomed Inc.		70,861	845
*	Horizon Pharma Inc.		55,467	787
*,^ VIVUS Inc.			119,090	587
*	Sagent Pharmaceuticals Inc.		25,677	575
*	BioDelivery Sciences International Inc.		53,691	514
*	Repros Therapeutics Inc.		28,661	466
*	Ampio Pharmaceuticals Inc.		56,468	429
*	Intra-Cellular Therapies Inc.		23,642	358
*	Aratana Therapeutics Inc.		23,847	335
*	TherapeuticsMD Inc.		82,156	334
*	AcelRx Pharmaceuticals Inc.		32,460	299
*	XenoPort Inc.		72,962	295
*	Relypsa Inc.		12,436	291
*	Sciclone Pharmaceuticals Inc.		56,177	283
*	Cempra Inc.		25,584	242
*	Endocyte Inc.		38,088	241
				1,364,852
Total Common Stocks (Cost $2,594,796)				3,386,219
		Coupon
Temporary Cash Investment (0.3%)
[1,2] Vanguard Market Liquidity Fund (Cost
	$10,601)	0.112%	10,601,000	10,601
Total Investments (100.3%) (Cost $2,605,397)				3,396,820
Other Assets and Liabilities-Net (-0.3%)[2]				(9,479)
Net Assets (100%)				3,387,341

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,705,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $10,601,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,386,215	—	4
Temporary Cash Investments	10,601	—	—
Futures Contracts—Assets[1]	1	—	—
Total	3,396,817	—	4
1 Represents variation margin on the last day of the reporting period.

C. At May 31, 2014, the cost of investment securities for tax purposes was $2,605,397,000. Net unrealized appreciation of investment securities for tax purposes was $791,423,000, consisting of unrealized gains of $815,438,000 on securities that had risen in value since their purchase and $24,015,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund

Schedule of Investments
As of May 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Aerospace & Defense (21.7%)
	United Technologies Corp.	632,464	73,505
	Boeing Co.	513,697	69,478
	Honeywell International Inc.	541,872	50,475
	Lockheed Martin Corp.	198,770	32,529
	Precision Castparts Corp.	105,674	26,733
	General Dynamics Corp.	211,661	25,001
	Raytheon Co.	228,869	22,331
	Northrop Grumman Corp.	149,868	18,216
	Textron Inc.	205,365	8,054
	L-3 Communications Holdings Inc.	62,394	7,560
*	B/E Aerospace Inc.	76,423	7,394
	Rockwell Collins Inc.	88,417	6,989
	TransDigm Group Inc.	36,441	6,877
	Huntington Ingalls Industries Inc.	35,414	3,535
*	Hexcel Corp.	71,903	2,952
	Alliant Techsystems Inc.	23,135	2,922
*	Spirit AeroSystems Holdings Inc. Class A	86,464	2,806
	Triumph Group Inc.	38,099	2,640
*	Esterline Technologies Corp.	23,034	2,567
*	Teledyne Technologies Inc.	25,983	2,462
	Exelis Inc.	137,769	2,353
*	Moog Inc. Class A	30,335	2,186
	Curtiss-Wright Corp.	31,422	2,094
*	DigitalGlobe Inc.	52,138	1,583
*	Orbital Sciences Corp.	44,060	1,154
	HEICO Corp. Class A	27,366	1,106
	Cubic Corp.	16,561	806
	HEICO Corp.	14,610	761
	AAR Corp.	28,786	700
*	GenCorp Inc.	35,643	663
*	Taser International Inc.	37,702	500
*	Astronics Corp.	8,732	479
*	Aerovironment Inc.	14,861	477
*	Engility Holdings Inc.	11,266	435
	American Science & Engineering Inc.	5,715	384
*	Kratos Defense & Security Solutions Inc.	33,177	282
	National Presto Industries Inc.	3,512	247
*	KEYW Holding Corp.	21,484	228
			391,464
Air Freight & Logistics (5.7%)
	United Parcel Service Inc. Class B	517,505	53,758
	FedEx Corp.	215,785	31,108
	Expeditors International of Washington Inc.	147,300	6,704
	CH Robinson Worldwide Inc.	107,905	6,459
*	Hub Group Inc. Class A	26,757	1,258
	Forward Air Corp.	22,258	998
*	XPO Logistics Inc.	38,263	961
	UTi Worldwide Inc.	68,495	668

* Atlas Air Worldwide Holdings Inc.	18,201	666
* Air Transport Services Group Inc.	37,191	338
Park-Ohio Holdings Corp.	5,844	308
* Echo Global Logistics Inc.	12,825	238
		103,464
Airlines (4.6%)
Delta Air Lines Inc.	618,079	24,668
* American Airlines Group Inc.	525,210	21,092
Southwest Airlines Co.	510,325	13,498
* United Continental Holdings Inc.	270,138	11,986
Alaska Air Group Inc.	50,028	4,926
* Spirit Airlines Inc.	52,827	3,120
* JetBlue Airways Corp.	182,717	1,765
Allegiant Travel Co. Class A	10,814	1,244
* Hawaiian Holdings Inc.	32,370	500
SkyWest Inc.	37,191	425
* Republic Airways Holdings Inc.	36,007	379
		83,603
Building Products (1.9%)
Masco Corp.	259,080	5,518
Fortune Brands Home & Security Inc.	120,424	4,815
Allegion plc	69,785	3,656
Owens Corning	77,303	3,170
Lennox International Inc.	33,795	2,870
AO Smith Corp.	56,721	2,801
* USG Corp.	64,998	1,949
* Armstrong World Industries Inc.	33,826	1,795
Simpson Manufacturing Co. Inc.	29,902	994
* Trex Co. Inc.	23,130	715
Universal Forest Products Inc.	14,501	704
* Masonite International Corp.	12,998	685
AAON Inc.	21,371	667
Apogee Enterprises Inc.	20,966	631
* Nortek Inc.	6,718	564
Quanex Building Products Corp.	27,085	482
* NCI Building Systems Inc.	21,398	358
* Gibraltar Industries Inc.	21,251	337
Griffon Corp.	27,849	326
* Builders FirstSource Inc.	35,603	256
* American Woodmark Corp.	9,045	249
Insteel Industries Inc.	12,650	248
* Patrick Industries Inc.	5,819	220
* Ply Gem Holdings Inc.	14,269	168
		34,178
Commercial Services & Supplies (5.7%)
Tyco International Ltd.	335,178	14,627
Waste Management Inc.	321,559	14,367
Republic Services Inc. Class A	209,715	7,424
* Stericycle Inc.	61,902	7,080
Cintas Corp.	74,054	4,600
ADT Corp.	133,219	4,290
Pitney Bowes Inc.	147,232	4,068
Waste Connections Inc.	85,356	3,890
Iron Mountain Inc.	118,410	3,687
KAR Auction Services Inc.	101,169	3,090
* Copart Inc.	82,344	2,929

* Clean Harbors Inc.	41,897	2,560
RR Donnelley & Sons Co.	143,781	2,277
Deluxe Corp.	36,654	2,056
Covanta Holding Corp.	85,316	1,629
Mobile Mini Inc.	33,922	1,477
Rollins Inc.	47,790	1,466
Healthcare Services Group Inc.	48,538	1,444
Herman Miller Inc.	42,983	1,344
Tetra Tech Inc.	47,235	1,257
MSA Safety Inc.	22,994	1,257
HNI Corp.	32,698	1,224
United Stationers Inc.	28,809	1,147
UniFirst Corp.	11,027	1,091
Steelcase Inc. Class A	66,137	1,084
ABM Industries Inc.	38,554	1,051
Brady Corp. Class A	35,336	959
Brink's Co.	33,432	893
Interface Inc. Class A	48,665	888
G&K Services Inc. Class A	14,485	750
US Ecology Inc.	14,835	733
Knoll Inc.	35,172	617
McGrath RentCorp	17,924	614
* Team Inc.	14,036	588
* ACCO Brands Corp.	82,669	498
West Corp.	18,283	490
Quad/Graphics Inc.	17,213	361
* SP Plus Corp.	15,156	360
* EnerNOC Inc.	18,494	355
Kimball International Inc. Class B	21,034	339
Viad Corp.	14,783	339
Multi-Color Corp.	9,536	335
Ennis Inc.	18,739	284
* Performant Financial Corp.	22,840	217
Schawk Inc. Class A	10,482	213
* InnerWorkings Inc.	26,098	197
* Heritage-Crystal Clean Inc.	7,379	123
		102,569
Construction & Engineering (2.5%)
Fluor Corp.	116,549	8,751
Chicago Bridge & Iron Co. NV	70,220	5,716
* Jacobs Engineering Group Inc.	95,886	5,280
* Quanta Services Inc.	155,099	5,266
KBR Inc.	107,883	2,621
Foster Wheeler AG	72,072	2,440
URS Corp.	52,426	2,359
EMCOR Group Inc.	48,649	2,166
* AECOM Technology Corp.	64,815	2,083
* MasTec Inc.	44,983	1,619
Granite Construction Inc.	26,876	955
* Tutor Perini Corp.	28,308	867
Primoris Services Corp.	28,143	815
* Dycom Industries Inc.	24,698	735
* Aegion Corp. Class A	27,601	662
Comfort Systems USA Inc.	27,360	451
* MYR Group Inc.	15,381	385
* Great Lakes Dredge & Dock Corp.	40,652	310
* Furmanite Corp.	26,857	292

*	Northwest Pipe Co.	6,741	242
*	Orion Marine Group Inc.	19,487	220
*	Layne Christensen Co.	13,011	197
*	Pike Corp.	22,034	197
*	Ameresco Inc. Class A	12,812	84
			44,713
Electrical Equipment (6.4%)
	Emerson Electric Co.	511,404	34,126
	Eaton Corp. plc	345,863	25,487
	Rockwell Automation Inc.	101,096	12,241
	AMETEK Inc.	178,149	9,456
*	Sensata Technologies Holding NV	116,274	4,987
	Hubbell Inc. Class B	37,844	4,428
	Acuity Brands Inc.	31,302	3,929
	Babcock & Wilcox Co.	80,261	2,594
	Regal-Beloit Corp.	32,786	2,503
	Generac Holdings Inc.	49,999	2,434
	EnerSys Inc.	34,282	2,367
*	Polypore International Inc.	32,699	1,453
*,^ SolarCity Corp.		27,230	1,430
	Franklin Electric Co. Inc.	29,537	1,131
*	GrafTech International Ltd.	88,716	927
	General Cable Corp.	35,791	913
	AZZ Inc.	18,564	826
	Encore Wire Corp.	14,303	695
*	Thermon Group Holdings Inc.	23,164	545
*	Plug Power Inc.	109,525	476
	Powell Industries Inc.	6,979	431
*	Capstone Turbine Corp.	239,030	361
*	Power Solutions International Inc.	3,458	270
	Global Power Equipment Group Inc.	11,755	194
	Preformed Line Products Co.	1,950	102
*	Vicor Corp.	13,128	97
			114,403
Industrial Conglomerates (17.3%)
	General Electric Co.	7,292,003	195,353
	3M Co.	457,911	65,275
	Danaher Corp.	457,128	35,853
	Roper Industries Inc.	72,546	10,278
	Carlisle Cos. Inc.	46,668	3,960
	Raven Industries Inc.	26,466	830
			311,549
Machinery (18.3%)
	Caterpillar Inc.	463,972	47,432
	Illinois Tool Works Inc.	293,626	25,413
	Deere & Co.	255,538	23,297
	Cummins Inc.	129,088	19,741
	PACCAR Inc.	258,037	16,349
	Parker Hannifin Corp.	108,613	13,602
	Ingersoll-Rand plc	202,498	12,113
	Dover Corp.	124,138	10,822
	Pentair Ltd.	143,799	10,733
	Stanley Black & Decker Inc.	107,460	9,392
	Flowserve Corp.	100,009	7,375
	Pall Corp.	80,537	6,825
	Wabtec Corp.	69,782	5,495

Xylem Inc.	134,251	5,008
Snap-on Inc.	42,251	4,955
Trinity Industries Inc.	56,324	4,874
* WABCO Holdings Inc.	42,333	4,520
IDEX Corp.	58,799	4,509
Joy Global Inc.	73,534	4,203
Donaldson Co. Inc.	100,987	4,113
* Colfax Corp.	55,995	4,076
Lincoln Electric Holdings Inc.	55,942	3,675
Nordson Corp.	44,419	3,622
AGCO Corp.	64,665	3,489
Timken Co.	53,919	3,463
* Middleby Corp.	13,902	3,320
Oshkosh Corp.	61,186	3,307
Graco Inc.	44,241	3,229
Terex Corp.	80,468	3,095
ITT Corp.	66,347	2,898
SPX Corp.	27,600	2,888
Valmont Industries Inc.	18,535	2,872
Toro Co.	41,269	2,665
Allison Transmission Holdings Inc. Class A	85,585	2,651
Manitowoc Co. Inc.	97,570	2,639
Kennametal Inc.	57,155	2,574
Crane Co.	33,883	2,511
CLARCOR Inc.	36,648	2,145
Woodward Inc.	43,965	1,965
Actuant Corp. Class A	50,253	1,786
* Chart Industries Inc.	22,090	1,588
Harsco Corp.	58,818	1,587
* Rexnord Corp.	55,215	1,412
Barnes Group Inc.	33,529	1,253
* Navistar International Corp.	35,402	1,213
Mueller Industries Inc.	41,146	1,186
* TriMas Corp.	32,721	1,149
* EnPro Industries Inc.	15,423	1,132
Watts Water Technologies Inc. Class A	19,842	1,106
* Greenbrier Cos. Inc.	19,308	1,072
* Proto Labs Inc.	15,834	1,045
RBC Bearings Inc.	16,913	1,014
Mueller Water Products Inc. Class A	116,281	980
* Meritor Inc.	67,490	932
CIRCOR International Inc.	11,522	879
Tennant Co.	12,772	816
Lindsay Corp.	9,393	792
Albany International Corp.	20,725	772
Briggs & Stratton Corp.	34,406	708
Standex International Corp.	9,277	685
* Wabash National Corp.	49,834	682
Altra Industrial Motion Corp.	19,667	672
ESCO Technologies Inc.	19,259	648
Federal Signal Corp.	45,560	625
Titan International Inc.	38,965	616
John Bean Technologies Corp.	21,051	602
Sun Hydraulics Corp.	16,287	601
Astec Industries Inc.	14,127	564
Hyster-Yale Materials Handling Inc.	6,460	543
Gorman-Rupp Co.	15,274	484

	American Railcar Industries Inc.	6,985	456
	Columbus McKinnon Corp.	13,634	384
*	Blount International Inc.	30,466	371
	LB Foster Co. Class A	7,120	364
	Kadant Inc.	8,110	307
	Douglas Dynamics Inc.	15,868	277
	Alamo Group Inc.	5,270	273
	Global Brass & Copper Holdings Inc.	15,048	243
*,^ ExOne Co.		7,845	233
	FreightCar America Inc.	8,567	220
	Twin Disc Inc.	5,585	181
			330,308
Marine (0.3%)
*	Kirby Corp.	37,230	4,116
	Matson Inc.	31,211	767
			4,883
Professional Services (3.4%)
	Nielsen NV	207,090	9,994
*	Verisk Analytics Inc. Class A	109,145	6,460
	Equifax Inc.	88,721	6,281
*	IHS Inc. Class A	49,488	6,231
	Towers Watson & Co. Class A	51,289	5,771
	Manpowergroup Inc.	57,837	4,741
	Robert Half International Inc.	99,931	4,556
	Dun & Bradstreet Corp.	26,901	2,778
	Corporate Executive Board Co.	24,439	1,666
*	Advisory Board Co.	26,269	1,271
*	On Assignment Inc.	35,345	1,246
*	Huron Consulting Group Inc.	16,926	1,149
*	Korn/Ferry International	36,028	1,094
*	WageWorks Inc.	24,049	974
*	FTI Consulting Inc.	29,558	954
*	TrueBlue Inc.	29,878	813
	Exponent Inc.	9,440	668
*	Navigant Consulting Inc.	35,672	600
	Acacia Research Corp.	36,293	586
	Insperity Inc.	16,692	534
*	RPX Corp.	32,491	528
*	ICF International Inc.	12,928	481
	Kforce Inc.	20,948	461
	Kelly Services Inc. Class A	21,014	373
	Resources Connection Inc.	28,378	352
*	Mistras Group Inc.	12,381	282
*	CBIZ Inc.	32,051	273
*	GP Strategies Corp.	11,114	268
	Heidrick & Struggles International Inc.	11,688	218
*	Franklin Covey Co.	9,188	200
	CDI Corp.	10,302	144
*	Pendrell Corp.	84,969	137
			62,084
Road & Rail (9.0%)
	Union Pacific Corp.	330,996	65,958
	Norfolk Southern Corp.	225,402	22,709
	CSX Corp.	733,285	21,559
*	Hertz Global Holdings Inc.	326,380	9,635
	Kansas City Southern	80,142	8,617

	JB Hunt Transport Services Inc.		68,182	5,295
*	Avis Budget Group Inc.		77,739	4,449
*	Genesee & Wyoming Inc. Class A		37,788	3,679
	Ryder System Inc.		38,823	3,369
*	Old Dominion Freight Line Inc.		46,976	3,005
	Landstar System Inc.		33,074	2,147
	Con-way Inc.		41,380	1,912
*	Swift Transportation Co.		64,319	1,593
	AMERCO		5,701	1,574
	Knight Transportation Inc.		44,121	1,075
	Werner Enterprises Inc.		34,428	909
*	Saia Inc.		17,795	776
	ArcBest Corp.		17,865	764
	Heartland Express Inc.		35,073	758
*	Roadrunner Transportation Systems Inc.		20,488	535
	Marten Transport Ltd.		18,157	437
	Celadon Group Inc.		16,070	375
*	Quality Distribution Inc.		19,585	282
*	YRC Worldwide Inc.		12,567	281
*	Patriot Transportation Holding Inc.		4,476	152
				161,845
Trading Companies & Distributors (3.0%)
	WW Grainger Inc.		45,023	11,633
	Fastenal Co.		205,472	10,017
*	United Rentals Inc.		70,277	7,101
	MSC Industrial Direct Co. Inc. Class A		34,885	3,208
	Air Lease Corp. Class A		70,318	2,901
*	WESCO International Inc.		32,215	2,752
*	MRC Global Inc.		74,075	2,133
	GATX Corp.		31,766	2,092
*	HD Supply Holdings Inc.		76,915	2,021
	Watsco Inc.		18,540	1,866
	Applied Industrial Technologies Inc.		28,990	1,380
*	Beacon Roofing Supply Inc.		35,807	1,235
	TAL International Group Inc.		23,470	1,028
*	H&E Equipment Services Inc.		23,045	798
	Aircastle Ltd.		46,952	788
	Kaman Corp.		17,582	748
*	Rush Enterprises Inc. Class A		21,017	697
*	DXP Enterprises Inc.		7,757	540
	Aceto Corp.		19,600	342
*	CAI International Inc.		12,939	288
*	Titan Machinery Inc.		12,976	227
*	Stock Building Supply Holdings Inc.		10,501	201
				53,996
Transportation Infrastructure (0.2%)
	Macquarie Infrastructure Co. LLC		38,926	2,393
*	Wesco Aircraft Holdings Inc.		45,312	985
				3,378
Total Common Stocks (Cost $1,541,484)				1,802,437
		Coupon
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $340)		0.112%	339,900	340

Total Investments (100.0%) (Cost $1,541,824)	1,802,777
Other Assets and Liabilities-Net (0.0%)[2]	(55)
Net Assets (100%)	1,802,722

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $326,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $340,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2014, the cost of investment securities for tax purposes was $1,541,995,000. Net unrealized appreciation of investment securities for tax purposes was $260,782,000, consisting of unrealized gains of $274,780,000 on securities that had risen in value since their purchase and $13,998,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Communications Equipment (9.1%)
QUALCOMM Inc.	2,400,617	193,130
Cisco Systems Inc.	7,317,235	180,150
Motorola Solutions Inc.	324,439	21,874
* Juniper Networks Inc.	711,467	17,402
Harris Corp.	151,600	11,711
* F5 Networks Inc.	107,148	11,631
* ARRIS Group Inc.	172,113	5,699
* Brocade Communications Systems Inc.	617,672	5,633
* Palo Alto Networks Inc.	73,665	5,518
* Riverbed Technology Inc.	215,741	4,384
* JDS Uniphase Corp.	331,515	3,637
* ViaSat Inc.	62,206	3,373
* Finisar Corp.	136,533	3,243
* EchoStar Corp. Class A	60,902	3,110
* Ciena Corp.	149,099	2,893
Plantronics Inc.	61,052	2,768
* Aruba Networks Inc.	147,189	2,725
* Polycom Inc.	194,424	2,479
* CommScope Holding Co. Inc.	90,942	2,405
InterDigital Inc.	57,393	2,180
ADTRAN Inc.	80,457	1,805
* NETGEAR Inc.	51,756	1,701
* Infinera Corp.	173,842	1,582
* Sonus Networks Inc.	317,612	1,166
* Ubiquiti Networks Inc.	31,238	1,092
* Harmonic Inc.	139,866	1,013
* Ruckus Wireless Inc.	86,486	934
* Mitel Networks Corp.	83,615	925
* CalAmp Corp.	48,098	919
* Ixia	75,653	879
Comtech Telecommunications Corp.	22,816	745
* Parkervision Inc.	134,613	658
* ShoreTel Inc.	87,106	606
* Emulex Corp.	103,642	556
Black Box Corp.	22,380	545
* Extreme Networks Inc.	135,767	540
* Oplink Communications Inc.	26,197	442
* Calix Inc.	53,418	436
Alliance Fiber Optic Products Inc.	18,348	372
* Applied Optoelectronics Inc.	16,917	362
* Digi International Inc.	36,391	324
* Procera Networks Inc.	450	4
		503,551
Computer Peripherals (19.9%)
Apple Inc.	1,266,483	801,684
Hewlett-Packard Co.	2,701,243	90,492
EMC Corp.	2,876,340	76,396
SanDisk Corp.	320,123	30,933

	Western Digital Corp.	318,419	27,973
	Seagate Technology plc	466,679	25,075
	NetApp Inc.	470,431	17,411
*	NCR Corp.	236,711	7,731
*,^ 3D Systems Corp.		148,260	7,509
	Lexmark International Inc. Class A	83,102	3,622
	Diebold Inc.	86,730	3,255
*	Electronics For Imaging Inc.	66,573	2,709
*	Cray Inc.	54,548	1,529
*	QLogic Corp.	123,532	1,228
*	Fusion-io Inc.	135,893	1,086
*	Super Micro Computer Inc.	49,593	1,066
*	Eastman Kodak Co.	26,218	752
*	Silicon Graphics International Corp.	46,120	407
*	Quantum Corp.	318,111	363
			1,101,221
Electronic Equipment, Instruments & Components (4.4%)
	Corning Inc.	1,977,499	42,121
	TE Connectivity Ltd.	582,314	34,624
	Amphenol Corp. Class A	224,508	21,508
*	Trimble Navigation Ltd.	368,941	13,308
*	Flextronics International Ltd.	855,270	8,698
	Avnet Inc.	196,384	8,556
*	Arrow Electronics Inc.	141,873	8,186
	FLIR Systems Inc.	199,929	6,979
*	Ingram Micro Inc.	219,316	6,090
*	Zebra Technologies Corp.	71,425	5,307
	FEI Co.	60,041	5,010
	Jabil Circuit Inc.	263,503	4,959
	Belden Inc.	61,691	4,441
*	Cognex Corp.	117,047	4,214
	National Instruments Corp.	143,038	4,097
	Anixter International Inc.	39,229	4,041
*	Knowles Corp.	120,911	3,411
*	Tech Data Corp.	54,006	3,214
	CDW Corp.	108,176	3,181
*	IPG Photonics Corp.	47,957	3,026
	Vishay Intertechnology Inc.	192,178	2,867
*	Dolby Laboratories Inc. Class A	68,861	2,860
	Littelfuse Inc.	31,819	2,789
*	SYNNEX Corp.	40,243	2,660
*	Sanmina Corp.	117,460	2,390
*	Itron Inc.	55,683	2,141
*	Coherent Inc.	35,295	2,117
*,^ InvenSense Inc.		105,218	2,031
*	Plexus Corp.	48,209	2,013
*	Benchmark Electronics Inc.	76,277	1,769
*	Insight Enterprises Inc.	58,854	1,600
*	Rogers Corp.	25,412	1,582
	Methode Electronics Inc.	50,460	1,572
*	Universal Display Corp.	59,321	1,552
*	OSI Systems Inc.	26,841	1,529
*	ScanSource Inc.	40,556	1,505
*	Measurement Specialties Inc.	22,722	1,444
	MTS Systems Corp.	21,750	1,440
*	FARO Technologies Inc.	24,488	1,041
*	Newport Corp.	55,586	1,030

*	II-VI Inc.	75,661	1,018
	AVX Corp.	71,634	966
	Badger Meter Inc.	19,448	963
*	Rofin-Sinar Technologies Inc.	40,009	930
*	Fabrinet	42,425	807
*	Checkpoint Systems Inc.	58,827	765
	Park Electrochemical Corp.	28,160	756
	CTS Corp.	43,127	755
*	RealD Inc.	62,897	748
*	Maxwell Technologies Inc.	39,993	694
	Daktronics Inc.	52,096	646
*	TTM Technologies Inc.	76,083	571
*	Mercury Systems Inc.	47,077	552
*	GSI Group Inc.	43,469	527
*	DTS Inc.	25,354	459
	Electro Rent Corp.	25,309	409
*	Kemet Corp.	63,659	379
*	Zygo Corp.	17,528	337
	PC Connection Inc.	14,862	311
	Electro Scientific Industries Inc.	38,216	279
*	Control4 Corp.	16,009	272
*	Multi-Fineline Electronix Inc.	13,605	141
*	Uni-Pixel Inc.	252	1
			246,189
Internet Software & Services (16.7%)
*	Google Inc. Class A	398,627	227,875
*	Google Inc.	406,037	227,779
*	Facebook Inc. Class A	2,663,924	168,626
*	eBay Inc.	1,744,691	88,508
*	Yahoo! Inc.	1,361,430	47,174
*	LinkedIn Corp. Class A	147,007	23,534
*	Equinix Inc.	70,114	13,935
*	Akamai Technologies Inc.	253,462	13,773
*	VeriSign Inc.	180,471	9,038
	IAC/InterActiveCorp	108,436	7,180
*	CoStar Group Inc.	40,866	6,479
*	Rackspace Hosting Inc.	171,120	6,244
*	Pandora Media Inc.	237,784	5,833
*	Yelp Inc. Class A	84,803	5,610
*	Twitter Inc.	166,135	5,389
*,^ Zillow Inc. Class A		39,866	4,705
*	AOL Inc.	112,765	4,091
	MercadoLibre Inc.	46,928	3,992
	j2 Global Inc.	63,744	3,019
*	Cornerstone OnDemand Inc.	67,226	2,702
*	Demandware Inc.	42,613	2,595
*	Dealertrack Technologies Inc.	62,730	2,491
*	Web.com Group Inc.	69,138	2,381
*	OpenTable Inc.	33,300	2,256
*	Conversant Inc.	90,864	2,143
*	WebMD Health Corp.	49,230	2,107
*	Vistaprint NV	42,515	1,702
*	Envestnet Inc.	40,699	1,650
*	Trulia Inc.	39,182	1,514
	NIC Inc.	87,772	1,454
*	LogMeIn Inc.	32,724	1,393
*	comScore Inc.	44,146	1,379

*	SPS Commerce Inc.	22,922	1,304
*	Gogo Inc.	71,285	1,290
*	Constant Contact Inc.	43,473	1,284
*	Bankrate Inc.	80,008	1,212
*	Shutterstock Inc.	17,483	1,137
*	Blucora Inc.	56,969	1,081
*	Endurance International Group Holdings Inc.	72,195	942
*	Perficient Inc.	46,930	828
*	Monster Worldwide Inc.	129,834	735
*	Xoom Corp.	32,054	712
*	LivePerson Inc.	73,042	695
*	Move Inc.	52,976	693
*	Stamps.com Inc.	20,590	666
*	Global Eagle Entertainment Inc.	59,783	665
*	Angie's List Inc.	62,065	661
*	SciQuest Inc.	38,219	647
*	Digital River Inc.	39,881	628
*	Liquidity Services Inc.	38,938	599
*	Marketo Inc.	25,072	581
*	ChannelAdvisor Corp.	27,528	571
*	Textura Corp.	26,010	544
	EarthLink Holdings Corp.	145,016	528
*	Vocus Inc.	28,017	504
*	Cvent Inc.	20,110	503
*	E2open Inc.	28,501	501
*	Intralinks Holdings Inc.	55,603	484
	Marchex Inc. Class B	46,233	478
*	Internap Network Services Corp.	65,282	467
*	Bazaarvoice Inc.	69,804	459
*	Rocket Fuel Inc.	17,152	429
*	XO Group Inc.	36,020	410
*	Dice Holdings Inc.	53,823	380
*	Brightcove Inc.	38,784	367
*	Benefitfocus Inc.	8,574	318
*	Marin Software Inc.	28,087	281
*	Demand Media Inc.	57,355	264
*	QuinStreet Inc.	46,297	257
*	RealNetworks Inc.	32,676	251
*	Millennial Media Inc.	52,815	212
*	Travelzoo Inc.	10,553	203
*	Chegg Inc.	23,119	129
*	Carbonite Inc.	261	3
*	Tremor Video Inc.	432	2
			923,456
IT Services (17.3%)
	International Business Machines Corp.	1,405,323	259,085
	Visa Inc. Class A	715,970	153,812
	MasterCard Inc. Class A	1,458,522	111,504
	Accenture plc Class A	904,333	73,658
	Automatic Data Processing Inc.	683,981	54,500
*	Cognizant Technology Solutions Corp. Class A	862,325	41,918
	Fidelity National Information Services Inc.	412,598	22,342
*	Fiserv Inc.	361,341	21,720
	Xerox Corp.	1,598,994	19,748
*	Alliance Data Systems Corp.	75,391	19,304
	Paychex Inc.	465,349	19,131
*	FleetCor Technologies Inc.	105,296	13,310

Computer Sciences Corp.	206,794	13,005
Western Union Co.	777,892	12,579
* Teradata Corp.	226,006	9,490
* Gartner Inc.	130,562	9,282
Total System Services Inc.	240,065	7,264
Jack Henry & Associates Inc.	121,274	7,033
Global Payments Inc.	102,086	6,999
Broadridge Financial Solutions Inc.	169,528	6,954
* Vantiv Inc. Class A	201,205	6,235
* WEX Inc.	55,208	5,316
* VeriFone Systems Inc.	157,733	5,175
DST Systems Inc.	50,679	4,619
MAXIMUS Inc.	96,282	4,302
Leidos Holdings Inc.	95,496	3,643
* CoreLogic Inc.	123,048	3,511
* Euronet Worldwide Inc.	68,364	3,223
Convergys Corp.	143,067	3,122
* Sapient Corp.	169,044	2,781
* Acxiom Corp.	108,421	2,464
* NeuStar Inc. Class A	86,846	2,433
Science Applications International Corp.	62,604	2,425
EVERTEC Inc.	94,471	2,259
* EPAM Systems Inc.	52,532	2,210
Heartland Payment Systems Inc.	52,142	2,161
* CACI International Inc. Class A	29,914	2,136
Booz Allen Hamilton Holding Corp. Class A	90,951	2,013
* Syntel Inc.	23,794	1,925
* Cardtronics Inc.	63,090	1,828
* iGATE Corp.	50,005	1,744
* Unisys Corp.	72,524	1,702
* Blackhawk Network Holdings Inc. Class B	57,407	1,408
* Virtusa Corp.	39,389	1,348
CSG Systems International Inc.	48,588	1,276
* ExlService Holdings Inc.	44,508	1,261
* Sykes Enterprises Inc.	56,275	1,136
ManTech International Corp. Class A	33,786	996
* Global Cash Access Holdings Inc.	92,888	827
* TeleTech Holdings Inc.	28,443	750
Cass Information Systems Inc.	12,996	655
Forrester Research Inc.	15,494	586
* MoneyGram International Inc.	42,225	557
* CIBER Inc.	103,311	480
* ServiceSource International Inc.	97,563	444
Computer Task Group Inc.	20,932	325
* Higher One Holdings Inc.	43,464	163
		962,077
Semiconductors & Semiconductor Equipment (12.4%)
Intel Corp.	7,058,466	192,837
Texas Instruments Inc.	1,539,359	72,319
* Micron Technology Inc.	1,505,930	43,055
Applied Materials Inc.	1,719,241	34,711
Avago Technologies Ltd. Class A	354,495	25,052
Broadcom Corp. Class A	753,624	24,018
Analog Devices Inc.	443,728	23,242
Xilinx Inc.	378,866	17,792
KLA-Tencor Corp.	236,441	15,492
Linear Technology Corp.	334,911	15,460

NVIDIA Corp.	807,048	15,334
Altera Corp.	450,896	14,938
* Lam Research Corp.	230,369	14,292
Maxim Integrated Products Inc.	400,394	13,714
Microchip Technology Inc.	282,782	13,460
Skyworks Solutions Inc.	268,226	11,617
* Cree Inc.	172,771	8,314
Marvell Technology Group Ltd.	524,203	8,162
* SunEdison Inc.	359,476	7,078
* First Solar Inc.	105,883	6,541
* ON Semiconductor Corp.	625,302	5,434
* Atmel Corp.	603,914	5,061
Teradyne Inc.	275,386	4,902
* RF Micro Devices Inc.	401,046	3,774
* Cavium Inc.	74,708	3,659
* Advanced Micro Devices Inc.	876,206	3,505
* TriQuint Semiconductor Inc.	220,890	3,437
* Synaptics Inc.	50,464	3,436
* Microsemi Corp.	134,457	3,271
* Freescale Semiconductor Ltd.	145,792	3,235
* GT Advanced Technologies Inc.	190,941	3,219
* International Rectifier Corp.	101,156	2,713
* Integrated Device Technology Inc.	202,318	2,691
Hittite Microwave Corp.	44,480	2,615
* Silicon Laboratories Inc.	57,690	2,603
* Fairchild Semiconductor International Inc. Class A	177,123	2,598
Intersil Corp. Class A	181,461	2,553
* Semtech Corp.	97,494	2,529
* Entegris Inc.	197,008	2,260
MKS Instruments Inc.	75,873	2,189
Power Integrations Inc.	43,038	2,164
Cypress Semiconductor Corp.	208,097	2,133
* Monolithic Power Systems Inc.	51,687	2,031
* SunPower Corp. Class A	60,462	2,016
* Cirrus Logic Inc.	88,411	1,957
* PMC-Sierra Inc.	276,144	1,952
* Veeco Instruments Inc.	56,650	1,888
* Amkor Technology Inc.	184,685	1,867
* Rambus Inc.	153,100	1,853
* OmniVision Technologies Inc.	79,537	1,788
* Mellanox Technologies Ltd.	53,440	1,688
* Kulicke & Soffa Industries Inc.	108,523	1,529
Tessera Technologies Inc.	67,917	1,527
* Cabot Microelectronics Corp.	34,756	1,496
* Diodes Inc.	53,138	1,470
* Spansion Inc. Class A	76,763	1,462
* Lattice Semiconductor Corp.	165,194	1,307
* Advanced Energy Industries Inc.	55,384	1,084
* Ultratech Inc.	39,844	1,011
* Applied Micro Circuits Corp.	105,349	948
Brooks Automation Inc.	94,537	918
* Ambarella Inc.	29,924	776
* Photronics Inc.	87,570	770
Micrel Inc.	68,490	729
* PDF Solutions Inc.	36,456	726
* Xcerra Corp.	65,075	628
* Exar Corp.	57,197	622

* Integrated Silicon Solution Inc.	42,402	595
* Silicon Image Inc.	110,147	576
* FormFactor Inc.	77,253	561
* Magnachip Semiconductor Corp.	44,572	554
* Nanometrics Inc.	31,771	545
* Inphi Corp.	34,222	515
* Ceva Inc.	31,357	491
* Rudolph Technologies Inc.	46,796	444
* Entropic Communications Inc.	130,574	430
IXYS Corp.	35,518	402
* M/A-COM Technology Solutions Holdings Inc.	20,017	366
* NVE Corp.	6,120	325
* Audience Inc.	20,583	255
Cohu Inc.	513	6
* Kopin Corp.	1,368	4
* Peregrine Semiconductor Corp.	387	2
* Intermolecular Inc.	396	1
		687,524
Software (20.2%)
Microsoft Corp.	11,195,860	458,359
Oracle Corp.	5,108,812	214,672
* Adobe Systems Inc.	673,603	43,474
* Salesforce.com Inc.	813,211	42,799
Intuit Inc.	382,095	30,296
Symantec Corp.	981,830	21,591
* Autodesk Inc.	317,452	16,625
* Citrix Systems Inc.	260,921	16,169
* Electronic Arts Inc.	439,465	15,438
Activision Blizzard Inc.	709,507	14,744
CA Inc.	476,417	13,668
* Red Hat Inc.	269,134	13,489
* VMware Inc. Class A	120,763	11,654
* ANSYS Inc.	131,326	9,646
* ServiceNow Inc.	180,254	9,429
* Workday Inc. Class A	119,654	9,377
* Synopsys Inc.	218,672	8,417
* Cadence Design Systems Inc.	410,210	6,846
Solera Holdings Inc.	97,822	6,383
* Splunk Inc.	152,086	6,366
* PTC Inc.	169,299	6,230
FactSet Research Systems Inc.	57,657	6,177
* Concur Technologies Inc.	68,421	5,841
* Nuance Communications Inc.	360,197	5,830
* Informatica Corp.	155,521	5,691
* Aspen Technology Inc.	131,291	5,644
* MICROS Systems Inc.	101,532	5,424
* Ultimate Software Group Inc.	38,130	4,848
* TIBCO Software Inc.	219,391	4,719
* Fortinet Inc.	196,494	4,415
* SS&C Technologies Holdings Inc.	99,821	4,257
* NetSuite Inc.	48,322	3,889
* SolarWinds Inc.	95,943	3,750
* Guidewire Software Inc.	94,872	3,583
* Manhattan Associates Inc.	108,523	3,523
* Verint Systems Inc.	75,916	3,517
* Tyler Technologies Inc.	44,463	3,474
* Rovi Corp.	139,843	3,380

*	Zynga Inc. Class A		933,171	3,220
*	CommVault Systems Inc.		64,120	3,137
*	Tableau Software Inc. Class A		54,002	3,134
	Compuware Corp.		309,706	3,066
*	FireEye Inc.		90,675	2,981
*	ACI Worldwide Inc.		54,545	2,962
	Mentor Graphics Corp.		138,367	2,932
	Fair Isaac Corp.		49,510	2,916
*	Take-Two Interactive Software Inc.		138,937	2,866
*	Qlik Technologies Inc.		126,557	2,748
	Blackbaud Inc.		65,505	2,244
*	NetScout Systems Inc.		55,709	2,165
*	TiVo Inc.		171,196	2,037
*	MicroStrategy Inc. Class A		12,904	1,821
	Advent Software Inc.		58,408	1,767
*	RealPage Inc.		77,478	1,643
*	Bottomline Technologies de Inc.		55,490	1,599
*	Synchronoss Technologies Inc.		46,488	1,476
*	Progress Software Corp.		65,909	1,432
	Monotype Imaging Holdings Inc.		55,446	1,428
*	Proofpoint Inc.		40,818	1,303
*	Interactive Intelligence Group Inc.		22,906	1,161
*	Ellie Mae Inc.		37,258	1,038
	Pegasystems Inc.		48,770	1,036
*,^ VirnetX Holding Corp.			61,862	977
*	Infoblox Inc.		72,602	941
*	BroadSoft Inc.		40,317	870
*	PROS Holdings Inc.		34,060	783
*	Comverse Inc.		29,934	741
*	Tangoe Inc.		48,848	731
^	Ebix Inc.		43,637	683
*	Net 1 UEPS Technologies Inc.		55,018	619
*	Qualys Inc.		25,300	598
*	Imperva Inc.		27,804	581
	Epiq Systems Inc.		43,055	519
*	ePlus Inc.		8,736	495
*	VASCO Data Security International Inc.		41,995	468
*	Seachange International Inc.		46,663	447
*	Jive Software Inc.		54,618	437
*	Silver Spring Networks Inc.		30,525	371
*,^ Vringo Inc.			107,557	354
*	Actuate Corp.		63,825	298
*	Rally Software Development Corp.		20,840	272
*	Rosetta Stone Inc.		27,594	272
*	Gigamon Inc.		15,478	263
*	Telenav Inc.		35,583	199
*	Mavenir Systems Inc.		8,186	109
*,^ Cyan Inc.			450	2
				1,117,776
Total Common Stocks (Cost $4,158,961)				5,541,794
		Coupon
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost
	$4,516)	0.112%	4,516,400	4,516

Total Investments (100.1%) (Cost $4,163,477)	5,546,310
Other Assets and Liabilities-Net (-0.1%)[2]	(5,021)
Net Assets (100%)	5,541,289

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,248,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $4,516,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2014, the cost of investment securities for tax purposes was $4,163,477,000. Net unrealized appreciation of investment securities for tax purposes was $1,382,833,000, consisting of unrealized gains of $1,432,889,000 on securities that had risen in value since their purchase and $50,056,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Oil, Gas & Consumable Fuels (0.1%)
* Rentech Inc.	394,596	920

Chemicals (68.5%)
EI du Pont de Nemours & Co.	1,614,039	111,869
Monsanto Co.	913,097	111,261
Dow Chemical Co.	2,115,276	110,248
LyondellBasell Industries NV Class A	808,155	80,468
Praxair Inc.	511,358	67,622
Ecolab Inc.	470,858	51,413
PPG Industries Inc.	240,892	48,566
Air Products & Chemicals Inc.	368,298	44,185
Sherwin-Williams Co.	148,303	30,344
Mosaic Co.	562,254	28,107
CF Industries Holdings Inc.	96,485	23,476
Eastman Chemical Co.	265,213	23,408
Sigma-Aldrich Corp.	207,750	20,470
FMC Corp.	231,091	17,692
Celanese Corp. Class A	272,955	17,114
International Flavors & Fragrances Inc.	141,340	14,029
Ashland Inc.	128,642	13,250
Airgas Inc.	115,852	12,317
* WR Grace & Co.	127,384	11,730
Valspar Corp.	141,128	10,537
RPM International Inc.	231,704	9,979
Rockwood Holdings Inc.	128,901	9,844
Albemarle Corp.	138,273	9,567
Huntsman Corp.	357,695	9,547
NewMarket Corp.	18,090	7,082
PolyOne Corp.	164,936	6,619
Westlake Chemical Corp.	81,108	6,558
Cabot Corp.	112,073	6,338
Cytec Industries Inc.	59,043	5,866
Axiall Corp.	121,735	5,625
Scotts Miracle-Gro Co. Class A	81,024	4,857
Sensient Technologies Corp.	87,414	4,790
* Chemtura Corp.	167,510	4,184
HB Fuller Co.	87,030	4,163
Olin Corp.	138,280	3,768
Minerals Technologies Inc.	59,932	3,716
Balchem Corp.	52,749	2,909
Tronox Ltd. Class A	108,506	2,883
* Flotek Industries Inc.	85,832	2,436
Innophos Holdings Inc.	38,923	2,043
Stepan Co.	34,982	1,872
* Calgon Carbon Corp.	84,048	1,803
Innospec Inc.	42,442	1,790
A Schulman Inc.	50,674	1,784
* Ferro Corp.	135,717	1,737
OM Group Inc.	55,363	1,705

Quaker Chemical Corp.	22,897	1,695
* Intrepid Potash Inc.	98,456	1,596
* Taminco Corp.	67,794	1,445
* Kraton Performance Polymers Inc.	56,619	1,408
Koppers Holdings Inc.	35,914	1,305
* LSB Industries Inc.	33,268	1,270
Tredegar Corp.	38,948	828
* OMNOVA Solutions Inc.	82,099	777
FutureFuel Corp.	41,537	714
American Vanguard Corp.	45,079	686
Kronos Worldwide Inc.	40,611	613
Zep Inc.	34,148	598
Hawkins Inc.	16,461	594
* Landec Corp.	44,122	530
		985,630
Construction Materials (2.4%)
Vulcan Materials Co.	227,186	13,852
Martin Marietta Materials Inc.	80,279	9,858
Eagle Materials Inc.	82,620	7,185
* Texas Industries Inc.	24,868	2,136
* Headwaters Inc.	127,043	1,643
United States Lime & Minerals Inc.	3,882	249
		34,923
Containers & Packaging (9.1%)
Ball Corp.	232,222	14,017
Rock-Tenn Co. Class A	124,445	12,573
MeadWestvaco Corp.	303,634	12,321
Packaging Corp. of America	170,872	11,817
* Crown Holdings Inc.	240,801	11,763
Sealed Air Corp.	355,840	11,718
* Owens-Illinois Inc.	286,659	9,526
Avery Dennison Corp.	166,962	8,465
AptarGroup Inc.	113,948	7,588
Sonoco Products Co.	177,977	7,518
Bemis Co. Inc.	176,925	7,326
* Graphic Packaging Holding Co.	568,052	6,243
Silgan Holdings Inc.	77,147	3,767
* Berry Plastics Group Inc.	142,080	3,354
Greif Inc. Class A	44,497	2,430
Myers Industries Inc.	50,142	1,066
		131,492
Metals & Mining (15.6%)
Freeport-McMoRan Copper & Gold Inc.	1,806,545	61,513
Nucor Corp.	553,867	28,042
Alcoa Inc.	1,874,898	25,517
Newmont Mining Corp.	866,320	19,830
Reliance Steel & Aluminum Co.	135,030	9,715
Allegheny Technologies Inc.	188,875	7,757
Royal Gold Inc.	112,193	7,037
Steel Dynamics Inc.	387,962	6,700
United States Steel Corp.	251,653	5,798
Carpenter Technology Corp.	92,341	5,770
Compass Minerals International Inc.	58,354	5,426
US Silica Holdings Inc.	93,022	4,704
^ Cliffs Natural Resources Inc.	252,975	3,967
Worthington Industries Inc.	91,959	3,706

*	Stillwater Mining Co.		207,628	3,490
	Commercial Metals Co.		193,902	3,442
*	SunCoke Energy Inc.		121,337	2,436
	Kaiser Aluminum Corp.		31,247	2,139
	Globe Specialty Metals Inc.		103,487	2,069
	Hecla Mining Co.		595,200	1,649
*	Horsehead Holding Corp.		87,982	1,459
*	AK Steel Holding Corp.		237,818	1,455
*	RTI International Metals Inc.		50,728	1,361
*	Century Aluminum Co.		92,505	1,263
*	Coeur Mining Inc.		179,397	1,227
	Materion Corp.		34,197	1,166
	Haynes International Inc.		21,625	1,148
	Schnitzer Steel Industries Inc.		45,769	1,141
*,^ Molycorp Inc.			334,872	928
*	McEwen Mining Inc.		385,416	836
	Walter Energy Inc.		107,805	526
*,^ Allied Nevada Gold Corp.			169,749	469
	Olympic Steel Inc.		15,955	378
*	AM Castle & Co.		27,903	337
	Gold Resource Corp.		65,539	287
				224,688
Paper & Forest Products (4.3%)
	International Paper Co.		725,186	34,541
	Domtar Corp.		56,379	5,124
*	KapStone Paper and Packaging Corp.		149,580	4,345
*	Louisiana-Pacific Corp.		245,281	3,483
*	Clearwater Paper Corp.		36,465	2,263
	Schweitzer-Mauduit International Inc.		52,842	2,202
	PH Glatfelter Co.		75,154	1,978
*	Resolute Forest Products Inc.		115,002	1,722
*	Boise Cascade Co.		58,276	1,524
	Neenah Paper Inc.		28,264	1,379
	Deltic Timber Corp.		19,753	1,210
	Wausau Paper Corp.		73,631	783
*	Mercer International Inc.		76,093	673
				61,227
Total Common Stocks (Cost $1,209,813)				1,438,880
		Coupon
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost
	$1,757)	0.112%	1,757,100	1,757
Total Investments (100.1%) (Cost $1,211,570)				1,440,637
Other Assets and Liabilities-Net (-0.1%)[2]				(1,766)
Net Assets (100%)				1,438,871

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,621,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $1,757,000 of collateral received for securities on loan.

Materials Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2014, the cost of investment securities for tax purposes was $1,211,570,000. Net unrealized appreciation of investment securities for tax purposes was $229,067,000, consisting of unrealized gains of $341,680,000 on securities that had risen in value since their purchase and $112,613,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommunication Services Index Fund

Schedule of Investments
As of May 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (98.7%)
Diversified Telecommunication Services (79.4%)
	Alternative Carriers (16.5%)
*	Level 3 Communications Inc.	516,175	22,531
*	tw telecom inc Class A	521,826	17,111
	Cogent Communications Holdings Inc.	346,702	12,713
*	Iridium Communications Inc.	1,507,431	11,939
*	8x8 Inc.	1,540,664	11,586
*	inContact Inc.	1,339,360	11,344
*	Vonage Holdings Corp.	2,918,605	11,091
*	Premiere Global Services Inc.	841,428	10,947
	Lumos Networks Corp.	654,670	9,872
*	magicJack VocalTec Ltd.	269,239	3,923

	Integrated Telecommunication Services (62.9%)
	Verizon Communications Inc.	3,322,558	165,995
	AT&T Inc.	4,679,032	165,965
	CenturyLink Inc.	886,584	33,398
	Windstream Holdings Inc.	2,006,767	19,205
	Frontier Communications Corp.	3,295,191	19,079
	Consolidated Communications Holdings Inc.	592,479	12,098
*	Cincinnati Bell Inc.	2,892,431	11,425
	Atlantic Tele-Network Inc.	199,953	11,161
	IDT Corp. Class B	658,213	10,913
*	General Communication Inc. Class A	938,337	10,641
*	Hawaiian Telcom Holdco Inc.	277,531	7,752
			590,689
Other (0.2%)
	Other (0.2%)
*	Leap Wireless International Inc CVR	577,114	1,455

Wireless Telecommunication Services (19.1%)
	Wireless Telecommunication Services (19.1%)
*	SBA Communications Corp. Class A	308,003	31,262
*	Sprint Corp.	2,647,996	25,288
*	T-Mobile US Inc.	710,156	24,380
	Telephone & Data Systems Inc.	527,380	14,614
	Shenandoah Telecommunications Co.	430,929	11,898
	United States Cellular Corp.	238,606	10,248
	USA Mobility Inc.	605,050	9,330
	NTELOS Holdings Corp.	650,613	8,152
*	Boingo Wireless Inc.	896,864	6,117
*,^ NII Holdings Inc.		1,225,097	612
			141,901
Total Common Stocks1 (Cost $700,402)			734,045

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund (Cost $1,031)	0.112%	1,031	1,031
Total Investments (98.8%) (Cost $701,433)			735,076
Other Assets and Liabilities-Net (1.2%)[3]			8,964
Net Assets (100%)			744,040

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $50,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -1.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $100,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	732,591	—	1,454
Temporary Cash Investments	1,031	—	—
Futures Contracts—Assets[1]	6	—	—
Total	733,628	—	1,454
1 Represents variation margin on the last day of the reporting period.

Telecommunication Services Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2014	100	9,608	6

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At May 31, 2014, the cost of investment securities for tax purposes was $701,000. Net unrealized appreciation of investment securities for tax purposes was $34,000, consisting of unrealized gains of $66,000 on securities that had risen in value since their purchase and $32,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Utilities Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Electric Utilities (52.5%)
Duke Energy Corp.	2,171,208	154,330
NextEra Energy Inc.	1,338,135	130,281
Southern Co.	2,728,923	119,472
Exelon Corp.	2,635,169	97,053
American Electric Power Co. Inc.	1,499,116	79,978
PPL Corp.	1,938,405	68,019
Edison International	951,303	52,455
Xcel Energy Inc.	1,531,400	47,106
Northeast Utilities	969,503	44,016
FirstEnergy Corp.	1,286,931	43,524
Entergy Corp.	548,822	41,392
OGE Energy Corp.	610,132	22,410
Pepco Holdings Inc.	769,507	21,315
Pinnacle West Capital Corp.	338,548	18,762
ITC Holdings Corp.	483,589	17,699
Westar Energy Inc. Class A	395,668	14,264
Great Plains Energy Inc.	472,763	12,032
Cleco Corp.	185,881	9,671
IDACORP Inc.	154,337	8,462
Portland General Electric Co.	240,197	7,943
UNS Energy Corp.	128,065	7,757
^ Hawaiian Electric Industries Inc.	312,061	7,505
PNM Resources Inc.	245,061	6,975
ALLETE Inc.	130,686	6,491
UIL Holdings Corp.	173,708	6,422
El Paso Electric Co.	123,530	4,708
MGE Energy Inc.	106,297	3,990
NRG Yield Inc. Class A	69,047	3,239
Empire District Electric Co.	132,533	3,182
Otter Tail Corp.	100,239	2,865
Unitil Corp.	40,238	1,347
		1,064,665
Gas Utilities (6.5%)
AGL Resources Inc.	365,216	19,495
UGI Corp.	352,503	17,156
National Fuel Gas Co.	218,722	16,404
Atmos Energy Corp.	304,003	15,231
Questar Corp.	537,978	12,949
Piedmont Natural Gas Co. Inc.	239,204	8,561
Southwest Gas Corp.	143,009	7,488
New Jersey Resources Corp.	129,586	7,128
WGL Holdings Inc.	159,487	6,467
ONE Gas Inc.	159,913	5,858
South Jersey Industries Inc.	100,474	5,779
Laclede Group Inc.	95,881	4,476
Northwest Natural Gas Co.	83,030	3,759
Chesapeake Utilities Corp.	29,484	1,929
		132,680

Independent Power Producers & Energy Traders (5.0%)
NRG Energy Inc.		999,562	35,624
AES Corp.		2,113,891	29,806
* Calpine Corp.		1,105,171	25,773
* Dynegy Inc. Class A		153,746	5,181
Pattern Energy Group Inc. Class A		114,135	3,464
Ormat Technologies Inc.		49,079	1,462
			101,310
Multi-Utilities (33.4%)
Dominion Resources Inc.		1,787,108	123,239
Sempra Energy		715,627	71,813
PG&E Corp.		1,406,794	64,530
Public Service Enterprise Group Inc.		1,555,697	60,610
Consolidated Edison Inc.		900,204	49,520
DTE Energy Co.		544,279	41,431
NiSource Inc.		965,075	36,065
Wisconsin Energy Corp.		694,548	31,616
CenterPoint Energy Inc.		1,252,286	30,205
Ameren Corp.		745,906	29,351
CMS Energy Corp.		821,475	24,439
SCANA Corp.		411,927	21,420
Alliant Energy Corp.		340,808	19,869
MDU Resources Group Inc.		552,612	18,722
Integrys Energy Group Inc.		245,659	14,246
TECO Energy Inc.		670,128	11,573
Vectren Corp.		253,310	10,102
Black Hills Corp.		136,937	7,897
Avista Corp.		185,043	5,794
NorthWestern Corp.		119,007	5,712
			678,154
Water Utilities (2.5%)
American Water Works Co. Inc.		549,461	26,709
Aqua America Inc.		543,145	13,785
American States Water Co.		118,785	3,597
California Water Service Group		146,382	3,229
SJW Corp.		46,546	1,259
Connecticut Water Service Inc.		33,173	1,064
Middlesex Water Co.		48,829	1,000
York Water Co.		39,630	807
			51,450
Total Common Stocks (Cost $1,841,044)			2,028,259
	Coupon
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $1,092)	0.112%	1,092,000	1,092
Total Investments (100.0%) (Cost $1,842,136)			2,029,351
Other Assets and Liabilities-Net (0.0%)[2]			(300)
Net Assets (100%)			2,029,051

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,051,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $1,092,000 of collateral received for securities on loan.

Utilities Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2014, the cost of investment securities for tax purposes was $1,842,136,000. Net unrealized appreciation of investment securities for tax purposes was $187,215,000, consisting of unrealized gains of $252,993,000 on securities that had risen in value since their purchase and $65,778,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 17, 2014

VANGUARD WORLD FUND

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 17, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.